UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03447

                              SEI TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
             Oaks, PA 19456 (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: AUGUST 31, 2007

                     DATE OF REPORTING PERIOD: MAY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

Schedule of Investments (Unaudited)

Tax Free Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.4%

ALABAMA -- 1.9%
   Jefferson County, Sewer Authority,
      Cl A, RB, FGIC (A)
      3.830%, 06/07/07                            $       9,900   $       9,900
   Lauderdale County, Public Park
      & Recreation Board, Young Men's
      Christian Project, RB (A) (B)
      3.760%, 06/06/07                                    2,900           2,900
                                                                  --------------
                                                                         12,800
                                                                  --------------
ALASKA -- 1.2%
   Anchorage, GO, MBIA
      3.820%, 06/07/07                                    7,920           7,920
                                                                  --------------
ARIZONA -- 1.5%
   Phoenix, Industrial Development
      Authority, Rancho LaDera Project,
      RB (A) (B)
      3.840%, 06/07/07                                   10,300          10,300
                                                                  --------------
CALIFORNIA -- 2.3%
   Northern California, Gas Authority,
      Project No. 1, Ser 55, RB (A)
      3.800%, 06/04/07                                   13,700          13,700
   Riverside County, Housing
      Authority, De Anza Villas
      Project, RB (A) (B)
      3.720%, 06/06/07                                      190             190
   San Bernardino County, Housing
      Authority, Indian Knoll
      Apartments Project, Ser A, RB (A)
      3.690%, 06/07/07                                      270             270
   San Diego County, Museum of Art
      Project, COP (A) (B)
      3.660%, 06/07/07                                      400             400
   Three Valleys, Municipal Water
      District Authority, Miramar
      Water Treatment Plant
      Project, COP (A) (B)
      3.750%, 06/06/07                                      200             200
   Westminster, Redevelopment
      Agency, Commercial
      Redevelopment Project No. 1,
      TAN, AMBAC (A)
      3.720%, 06/07/07                                      295             295
                                                                  --------------
                                                                         15,055
                                                                  --------------
COLORADO -- 3.0%
   Arvada, Water Authority, RB,
      FSA (A)
      3.950%, 06/01/07                                    1,190           1,190
   Boulder, Health Facilities Authority,
      Community Hospital Project,
      RB (A) (B)
      3.900%, 06/06/07                                   15,240          15,240
   NBC, Metropolitan District Authority,
      GO (A) (B)
      3.810%, 06/07/07                                    1,000           1,000
   Stonegate Village, Metropolitan
      District, Ser 1536, GO, MBIA (A)
      3.820%, 06/07/07                                    1,000           1,000

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Thornton, Multi-Family Housing
      Authority, Quaile Ridge Project,
      Ser A, RB (A) (B)
      3.860%, 06/05/07                            $         450   $         450
   University of Toledo, RB, FGIC (A)
      3.850%, 06/06/07                                    1,000           1,000
                                                                  --------------
                                                                         19,880
                                                                  --------------
DELAWARE -- 0.9%
   Delaware State, Economic
      Development Authority, School
      House Project, RB (A) (B)
      4.100%, 06/06/07                                    3,750           3,750
   Delaware State, Economic
      Development Authority,
      Wilmington Montessori School
      Project, RB (A) (B)
      3.810%, 06/07/07                                    2,350           2,350
                                                                  --------------
                                                                          6,100
                                                                  --------------
DISTRICT OF COLUMBIA -- 1.6%
   District of Columbia, Laboratory
      School Project, RB (A) (B)
      3.860%, 06/07/07                                      555             555
   District of Columbia, Stars-2007
      Project, RB, AMBAC (A) (B)
      3.810%, 06/07/07                                   10,000          10,000
                                                                  --------------
                                                                         10,555
                                                                  --------------
FLORIDA -- 1.8%
   Collier County, School Board,
      ROC, COP, FSA (A)
      3.820%, 06/07/07                                    3,200           3,200
   Florida State, Multi-Family
      Housing Authority, River Oaks
      Apartments Project, RB (C)
      3.770%, 06/06/07                                      200             200
   Jacksonville, Industrial Development
      Authority, Trailer Marine-Crowly
      Project, RB (A) (B)
      3.850%, 06/01/07                                    3,600           3,600
   Miami-Dade County, Industrial
      Development Authority, Saral
      Publications Project, RB (A) (B)
      3.760%, 06/06/07                                      100             100
   Orange County, Multi-Family
      Housing Authority, Post Fountains
      Project, RB (A)
      3.770%, 06/06/07                                    1,000           1,000
   Sarasota County, Utility
      Systems Authority, RB, FGIC (A)
      3.830%, 06/07/07                                    3,705           3,705
                                                                  --------------
                                                                         11,805
                                                                  --------------
GEORGIA -- 4.1%
   Catoosa County, Industrial
      Development Authority, Galaxy
      Carpet Project, RB (A) (B)
      3.810%, 06/07/07                                    6,500           6,500
   DeKalb County, Multi-Family
      Housing Authority, Winters Creek
      Apartments Project, RB (A)
      3.770%, 06/06/07                                      400             400

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Tax Free Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Fulton County, Multi-Family
      Housing Authority, Hampton
      Hills Apartments Project, RB (A)
      3.780%, 06/07/07                            $       5,100   $       5,100
   Georgia State, IPS Multi-School
      Building Industrial Authority,
      RB, MBIA (A)
      3.830%, 06/06/07                                    6,470           6,470
   Georgia State, Main Street Natural
      Gas Authority, Ser C-11, RB (A)
      3.840%, 06/06/07                                    3,300           3,300
   Gwinnett County, Multi-Family
      Housing Authority, Greens
      Apartments Project, RB (A)
      3.770%, 06/06/07                                    3,400           3,400
   Roswell, Multi-Family Housing
      Authority, Azalea Park
      Apartments Project, RB (C)
      3.770%, 06/06/07                                    1,700           1,700
   Savannah, Economic Development
      Authority, Westside Urban Health
      Center Project, Ser A, RB (A) (B)
      3.810%, 06/06/07                                      105             105
                                                                  --------------
                                                                         26,975
                                                                  --------------
ILLINOIS -- 7.6%
   Central Lake County, Joint Action
      Project, Ser B18, RB, AMBAC (A)
      3.830%, 06/06/07                                    1,395           1,395
   Chicago, Board of Education, GO,
      AMBAC (A)
      3.820%, 06/07/07                                       15              15
   Chicago, Board of Education, Ser E,
      GO, FSA (A)
      3.780%, 06/07/07                                   12,885          12,885
   Illinois State, Development
      Financing Authority, Christian
      Brothers Services Project,
      RB (A) (B)
      4.080%, 06/06/07                                    1,300           1,300
   Illinois State, Development
      Financing Authority, Creative
      Children's Academy Project,
      RB (A) (B)
      4.130%, 06/07/07                                    2,400           2,400
   Illinois State, Development
      Financing Authority,
      McCormick Theological
      Project, Ser A, RB (A) (B)
      3.790%, 06/06/07                                    1,000           1,000
   Illinois State, Development
      Financing Authority, North
      Shore Country Day Project,
      RB (A) (B)
      3.790%, 06/06/07                                    1,200           1,200
   Illinois State, Health Facilities
      Authority, Memorial Health
      Systems Project, RB (A) (B)
      3.950%, 06/01/07                                    2,100           2,100
   Illinois State, Regional
      Transportation Authority, RB,
      FGIC (A)
      3.820%, 06/07/07                                    5,980           5,980
   Lake County, Community
      Consolidated School District
      No. 73, Ser 329, GO, FGIC (A)
      3.840%, 06/07/07                                    1,010           1,010

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lake County, Warren Township
      Highschool Project, GO, FGIC (A)
      3.820%, 06/07/07                            $      10,415   $      10,415
   Macon County, Industrial
      Development Authority,
      Decatur Family YMCA
      Project, RB (A)
      4.080%, 06/06/07                                    4,400           4,400
   Oakbrook Terrace, Industrial
      Development Authority,
      Oakbrook Terrace Atrium
      Project, RB (A) (B)
      3.800%, 06/01/07                                    2,100           2,100
   Skokie, Economic Development
      Authority, Skokie Fashion
      Square Project, RB (A) (B)
      4.175%, 06/07/07                                    4,350           4,350
                                                                  --------------
                                                                         50,550
                                                                  --------------
INDIANA -- 6.7%
   Bartholomew County, Consolidated
      School District, TAW
      4.000%, 12/31/07                                    4,570           4,579
   East Porter County, School Building,
      Ser DB (A)
      3.820%, 06/07/07                                    5,260           5,260
   Elkhart County, Industrial
      Development Authority,
      Hubbard Hill Estates
      Project, RB (A) (B)
      3.890%, 06/01/07                                      935             935
   Hamilton, Southeastern Schools,
      Ser 2682, RB, FSA (A)
      3.830%, 06/07/07                                    5,385           5,385
   Hamilton, Southeastern Schools,
      Temporary Loan Warrants
      3.800%, 12/31/07                                    2,000           2,001
   Indiana State, Bond Bank,
      Advanced Funding Program,
      Ser A, RB
      4.250%, 01/31/08                                    1,000           1,004
   Indiana State, Development
      Finance Authority, Brebeuf
      Preparatory School Project,
      RB (A) (B)
      4.080%, 06/07/07                                    3,400           3,400
   Indiana State, Educational Facilities
      Authority, University of Evansville
      Project, Ser B, RB (A) (B)
      3.860%, 06/07/07                                    1,900           1,900
   Indiana State, Educational Facilities
      Authority, University of
      Indianapolis Project, RB (A) (B)
      3.950%, 06/01/07                                      100             100
   Indiana State, GCS School Building,
      RB, FSA (A)
      3.840%, 06/07/07                                    3,385           3,385
   Indiana State, Health Facilities
      Financing Authority, Fayette
      Memorial Hospital Association
      Project, Ser A, RB (A) (B)
      3.950%, 06/01/07                                    2,045           2,045
   Indiana State, Health Facilities
      Financing Authority, Fayette
      Memorial Hospital Association
      Project, Ser B, RB (A) (B)
      3.950%, 06/01/07                                    2,825           2,825
   Indiana State, Industrial Development
      Authority, Goodwill Industries Center
      Project, RB (A) (B)
      3.840%, 06/07/07                                    1,435           1,435

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Tax Free Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Logansport, Community School,
      TAW
      4.000%, 12/31/07                            $       2,000   $       2,004
   New Palestine, Industrial Economic
      Development Authority, UMC
      Community Center Project,
      RB (A) (B)
      3.890%, 06/01/07                                    2,625           2,625
   Northern Wells, Community
      Schools, TAW
      3.700%, 12/31/07                                    2,000           2,001
   Northwest Allen County, Indiana
      Schools, Temporary Loan
      Warrants
      3.950%, 12/31/07                                    3,714           3,716
                                                                  --------------
                                                                         44,600
                                                                  --------------
IOWA -- 1.2%
   Iowa State, Finance Authority,
      Carroll Kuemper Catholic High
      School Project, RB (A) (B)
      3.950%, 06/01/07                                    1,460           1,460
   Iowa State, Finance Authority,
      Drake University Project, RB,
      CIFG
      4.000%, 04/01/08                                    1,000           1,003
   Iowa State, Healthcare Facilities
      Authority, Care Initiatives Project,
      RB (A) (B)
      3.950%, 06/01/07                                      545             545
   Iowa State, Higher Education Loan
      Authority, Private College
      Facilities, Des Moines Project,
      RB (A) (B)
      3.950%, 06/01/07                                    4,410           4,410
   Iowa State, Higher Education Loan
      Authority, Private College
      Facilities, Morningside College
      Project, RB (A) (B)
      3.950%, 06/01/07                                      800             800
                                                                  --------------
                                                                          8,218
                                                                  --------------
KANSAS -- 1.0%
   Kansas State, Development
      Finance Authority, Multi-Family
      Housing, Woodridge Project,
      RB (A)
      3.780%, 06/07/07                                    3,000           3,000
   Leavenworth County, GO, FGIC (A)
      3.830%, 06/07/07                                       15              15
   Topeka, Multi-Family Housing
      Authority, Fleming Court Project,
      RB (A) (B)
      3.860%, 06/07/07                                    3,685           3,685
                                                                  --------------
                                                                          6,700
                                                                  --------------
KENTUCKY -- 1.1%
   Hardin County, Water District No. 1,
      RB (A) (B)
      3.810%, 06/07/07                                    1,170           1,170
   Jefferson County, Retirement Home
      Facilities Authority, Nazareth
      Library Project, RB (A) (B)
      3.890%, 06/01/07                                    1,165           1,165

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Kentucky State, Development Finance
      Authority, Havery Brewers Project,
      Ser C2, RB (A) (B)
      3.890%, 06/07/07                            $         390   $         390
   Kentucky State, Development
      Finance Authority, New Harmony
      Project, Ser A2, RB (A) (B)
      3.890%, 06/07/07                                      430             430
   Kentucky State, Rural Water
      Finance Authority, Construction
      Notes, Ser A-1, RB (A)
      3.700%, 10/01/07                                    1,600           1,600
   Lexington-Fayette Urban County,
      Government Housing Authority,
      Richmond Place Project, RB (A) (B)
      3.750%, 04/01/08                                    2,000           2,000
   Muhlenberg County, Airport District,
      Ser B-2, RB (A) (B)
      3.890%, 06/07/07                                      415             415
                                                                  --------------
                                                                          7,170
                                                                  --------------
LOUISIANA -- 1.1%
   Louisiana State, Public Facilities
      Authority, Emberwood Project,
      Ser A, RB (A)
      3.780%, 06/07/07                                    7,000           7,000
                                                                  --------------
MARYLAND -- 0.6%
   Maryland State, Community
      Development Administration,
      Residential Project, Ser Q, RB
      3.590%, 12/14/07                                    3,870           3,870
                                                                  --------------
MASSACHUSETTS -- 8.8%
   Massachusetts State, Development
      Finance Agency, Assumption
      College Project, Ser A, RB (A) (B)
      3.790%, 06/06/07                                    1,400           1,400
   Massachusetts State, Development
      Finance Agency, Belmont Day
      School Project, RB (A) (B)
      3.790%, 06/07/07                                    4,500           4,500
   Massachusetts State, Development
      Finance Agency, Boston College
      High School Project, RB (A) (B)
      3.790%, 06/06/07                                    1,800           1,800
   Massachusetts State, Development
      Finance Agency, Bridgewell
      Project, Ser A, RB
      3.790%, 06/07/07                                    2,000           2,000
   Massachusetts State, Development
      Finance Agency, Brooks School
      Issue, Ser A, RB, MBIA (A)
      3.790%, 06/07/07                                    2,395           2,395
   Massachusetts State, Development
      Finance Agency, Dana Hall
      School Project, RB (A) (B)
      3.770%, 06/07/07                                    1,900           1,900
   Massachusetts State, Development
      Finance Agency, Jewish Geriatric
      Services Project, RB
      3.730%, 06/06/07                                    3,000           3,000
   Massachusetts State, Development
      Finance Agency, Marine
      Biological Lab Project, RB (A) (B)
      3.790%, 06/07/07                                    2,000           2,000

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Tax Free Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
      Finance Agency, Ser 1336, RB,
      AMBAC
      3.810%, 06/07/07                            $       1,850   $       1,850
   Massachusetts State, Development
      Finance Agency, Ser 563, ROC (A)
      3.810%, 06/07/07                                    5,340           5,340
   Massachusetts State, Development
      Finance Agency, Suffolk
      University Project, Ser A, RB (A)
      3.810%, 06/06/07                                    5,930           5,930
   Massachusetts State, Development
      Finance Agency, The Rivers
      School Project, RB
      3.770%, 06/07/07                                    3,000           3,000
   Massachusetts State, Health &
      Educational Facilities Authority,
      Falmouth Assisted Living Project,
      Ser A, RB (A) (B)
      3.790%, 06/07/07                                      500             500
   Massachusetts State, Health &
      Educational Facilities Authority,
      Hillcrest Extended Care Project,
      Ser A, RB
      3.780%, 06/06/07                                    3,330           3,330
   Massachusetts State, Health &
      Educational Facilities Authority,
      The Boston Home Project, Ser B,
      RB (A) (B)
      3.790%, 06/07/07                                    1,500           1,500
   Massachusetts State, Industrial
      Finance Agency, Goddard House
      Project, Ser 1995, RB (A)
      3.780%, 06/07/07                                    1,815           1,815
   Massachusetts State, Industrial
      Finance Agency, Jewish Geriatric
      Services Project, Ser A,
      RB (A) (B)
      3.730%, 06/06/07                                    1,120           1,120
   Massachusetts State, Industrial
      Finance Agency, TNG Marina Bay
      LLC Project, RB
      Pre-Refunded @ 103 (D)
      7.500%, 12/01/07                                    3,500           3,666
   Massachusetts State, Ser B30, GO,
      FSA (A)
      3.830%, 06/06/07                                      495             495
   Massachusetts State, Turnpike
      Authority, Ser 334, RB, MBIA (A)
      3.810%, 06/07/07                                    5,543           5,543
   Montachusett, Regional Transit
      Authority, RAN
      4.500%, 06/15/07                                    1,800           1,800
   Southeastern, Regional
      Transportation Authority, RAN
      3.850%, 09/07/07                                    1,300           1,300
   Worcester, Regional Transit
      Authority, RAN
      4.250%, 06/29/07                                    2,000           2,001
                                                                  --------------
                                                                         58,185
                                                                  --------------
MICHIGAN -- 1.8%
   Jackson County, Economic
      Development Authority, Limited
      Thrifty Leoni Project, RB (A) (B)
      3.820%, 06/07/07                                      800             800

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Michigan State, Higher Educational
      Facilities Authority, Adrian College
      Project, RB (A) (B)
      3.800%, 06/07/07                            $       2,000   $       2,000
   Michigan State, Hospital Finance
      Authority, Ascension Health Credit
      Project, Ser B, RB (A)
      5.375%, 11/15/07                                    1,000           1,017
   Michigan State, Job Development
      Authority, East Lansing
      Residential Project, RB (A) (B)
      3.700%, 06/01/07                                    1,900           1,900
   Michigan State, Municipal Securities
      Trust- Cl A, Detroit Project,
      Ser 7012, RB, FSA
      3.810%, 06/07/07                                    5,000           5,000
   Northville Township, Economic
      Development Authority, Thrifty
      Northville Project, RB (A) (B)
      3.820%, 06/07/07                                    1,000           1,000
                                                                  --------------
                                                                         11,717
                                                                  --------------
MINNESOTA -- 0.9%
   Austin, Industrial Development
      Authority, Supervalue
      Incorporated Project, RB (A) (B)
      3.870%, 06/06/07                                    1,400           1,400
   Coon Rapids, Health Center
      Systems Project, RB (A) (B)
      3.850%, 06/06/07                                    2,045           2,045
   Lauderdale, Children's Home
      Society Project, RB (A) (B)
      4.000%, 06/01/07                                       25              25
   Minneapolis & St. Paul, Municipal
      Securities Trust, RB, FGIC (A)
      3.860%, 06/06/07                                    1,000           1,000
   St. Paul, Housing & Redevelopment
      Authority, Minnesota Public Radio
      Project, RB (A) (B)
      3.950%, 06/01/07                                    1,500           1,500
                                                                  --------------
                                                                          5,970
                                                                  --------------
MISSOURI -- 3.2%
   Clayton, Industrial Development
      Authority, Bailey Court Project,
      RB (A) (B)
      3.910%, 06/07/07                                    1,900           1,900
   Kansas City, Industrial Development
      Authority, K C Downtown
      Redevelopment Project, Ser B,
      RB, AMBAC (A)
      3.810%, 06/06/07                                    1,000           1,000
   Kansas City, Industrial Development
      Authority, Woodlands Partners
      Project, RB (A)
      3.820%, 06/07/07                                    4,045           4,045
   Kirkwood, Tax Increment Revenue
      Authority, Kirkwood Commons
      Project, RB (A) (B)
      3.950%, 06/01/07                                      305             305
   Missouri State, Health &
      Educational Facilities Authority,
      Bethesda Health Group Project,
      Ser A, RB (A) (B)
      3.950%, 06/01/07                                    2,300           2,300

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Tax Free Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Missouri State, Health &
      Educational Facilities Authority,
      Christian Brothers Project, Ser A,
      RB (A) (B)
      3.950%, 06/01/07                            $         950   $         950
   Missouri State, Health &
      Educational Facilities Authority,
      Kansas City Art Institute,
      RB (A) (B)
      3.950%, 06/01/07                                      800             800
   Missouri State, Health &
      Educational Facilities Authority,
      Lutheran Senior Services Project,
      RB (A) (B)
      3.750%, 06/06/07                                      160             160
   Missouri State, Health &
      Educational Facilities Authority,
      Missouri Valley College,
      RB (A) (B)
      3.950%, 06/01/07                                      100             100
   Missouri State, Health &
      Educational Facilities Authority,
      St. Louis University Project,
      RB (A)
      3.930%, 06/01/07                                      375             375
   Missouri State, Public Utilities
      Commission, Interim Construction
      Notes
      4.500%, 09/15/07                                    1,100           1,103
   St. Charles County, Industrial
      Development Authority, Sun River
      Village Project, RB (A) (B)
      3.820%, 06/07/07                                    8,500           8,500
                                                                  --------------
                                                                         21,538
                                                                  --------------
MONTANA -- 1.5%
   Montana State, Board Investment
      Authority, Inter Capital Project,
      RB (A)
      3.850%, 09/01/07                                    9,865           9,865
                                                                  --------------
NEBRASKA -- 0.5%
   Scotts Bluff County, Hospital
      Authority, Regional West Medical
      Center, Radian Insured, RB (A)
      3.800%, 06/07/07                                    3,000           3,000
                                                                  --------------
NEVADA -- 0.6%
   Clark County, School District,
      Ser D12, GO, AMBAC (A)
      3.830%, 06/06/07                                    1,000           1,000
   Nevada State, ABN Amro Munitops
      Certificate Trust, Ser 2004-41,
      GO, FGIC (A)
      3.830%, 06/07/07                                    2,700           2,700
                                                                  --------------
                                                                          3,700
                                                                  --------------
NEW JERSEY -- 1.5%
   New Jersey State, Transportation
      Trust Fund, Ser 46-Z, RB,
      FGIC (A)
      3.810%, 06/07/07                                    7,250           7,250
   Perth Amboy, BAN
      4.350%, 10/19/07                                    2,500           2,506
                                                                  --------------
                                                                          9,756
                                                                  --------------

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
NEW HAMPSHIRE -- 1.0%
   Cheshire County, TAN
      3.750%, 12/27/07                            $       1,500   $       1,500
   Merrimack County, TAN
      4.250%, 12/28/07                                    2,000           2,005
   Strafford County, TAN
      4.250%, 12/31/07                                    2,900           2,901
                                                                  --------------
                                                                          6,406
                                                                  --------------
NEW YORK -- 2.2%
   Albany, Industrial Development
      Agency, Research Foundation of
      the State University of New York
      Project, Ser A, RB (A)
      3.860%, 06/07/07                                      300             300
   Gloversville City, School District,
      BAN
      3.740%, 09/27/07                                    4,500           4,501
   Liberty, Industrial Development
      Authority, ROC (A)
      3.810%, 06/07/07                                    1,600           1,600
   New York City, Ser I, Sub-Ser I-8,
      GO (A)
      3.870%, 06/01/07                                      800             800
   New York State, Greater Southern
      Tier Board of Cooperative, RAN
      3.750%, 06/29/07                                    4,800           4,800
   New York State, Municipal
      Securities Trust, Cl A, RB (A)
      3.790%, 06/07/07                                    2,715           2,715
                                                                  --------------
                                                                         14,716
                                                                  --------------
NORTH CAROLINA -- 0.5%
   Sampson County, COP, FSA (A)
      3.800%, 06/07/07                                    3,330           3,330
                                                                  --------------
OHIO -- 5.0%
   Avon, Ser 2, BAN
      3.950%, 09/27/07                                    1,210           1,211
   Clinton County, Human Services
      Project, BAN
      4.310%, 01/24/08                                    1,273           1,278
   Gates Mills, BAN
      4.125%, 05/22/08                                    1,700           1,705
   Geauga County, Human Services
      Building Project, BAN
      4.250%, 12/06/07                                    1,200           1,203
   Greene County, Ser E, BAN
      4.250%, 11/20/07                                    3,000           3,010
   Hamilton County, BAN
      4.500%, 09/14/07                                    1,000           1,002
   Hamilton County, Economic
      Development Authority, RB (A) (B)
      3.810%, 06/07/07                                    2,000           2,000
   Henry County, Facilities
      Improvement-Hospital Project,
      RB (A) (B)
      3.840%, 06/07/07                                    2,500           2,500
   Lima, Refunding & Improvement
      Authority, Lima Memorial Hospital
      Project, RB (A) (B)
      3.840%, 06/07/07                                    1,230           1,230
   Lorain County, Industrial
      Development Authority, Regional
      Medical Center Project, RB (A) (B)
      3.840%, 06/06/07                                    1,165           1,165

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Tax Free Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New Albany, Community Authority,
      Infrastructure Improvement
      Project, Ser C, RB (A) (B)
      3.780%, 06/07/07                            $       2,000   $       2,000
   Ohio State, Higher Educational
      Facilities Commission, Cuyahoga
      Ohio Community College, Ser B,
      RB, AMBAC (A) (B)
      3.790%, 06/07/07                                    4,700           4,700
   Ohio State, Higher Educational
      Facilities Commission, Kenyon
      College Project, RB (A) (B)
      3.830%, 06/06/07                                      700             700
   Ohio State, Higher Educational
      Facilities Commission, Mount
      Union College Project, RB (A)
      3.790%, 06/07/07                                    2,690           2,690
   Perrysburg, Library Improvement
      Project, BAN
      4.250%, 11/08/07                                    1,000           1,002
   Richmond Heights, Variable Purpose
      Improvement Project, BAN
      4.250%, 12/20/07                                    2,700           2,709
   University of Cincinnati, Ser C, BAN
      4.500%, 01/24/08                                    2,000           2,011
   Vandalia, BAN
      3.800%, 08/24/07                                    1,128           1,128
                                                                  --------------
                                                                         33,244
                                                                  --------------
OKLAHOMA -- 2.7%
   Oklahoma State, Capital
      Improvement Authority, Ser H04,
      RB, AMBAC (A)
      3.830%, 06/07/07                                    5,100           5,100
   Tulsa, Industrial Development
      Authority, Children's Coalition
      Project, RB (A) (B)
      4.080%, 06/07/07                                      785             785
   Tulsa, Industrial Development
      Authority, Ser A, RB (A)
      3.700%, 11/15/07                                   12,000          12,000
                                                                  --------------
                                                                         17,885
                                                                  --------------
OREGON -- 0.7%
   Clackamas County, Hospital
      Facilities Authority, Senior Living
      Facilities-Mary's Woods Project,
      RB (A) (B)
      3.780%, 06/07/07                                    4,735           4,735
                                                                  --------------
PENNSYLVANIA -- 6.3%
   Allegheny County, Hospital
      Development Authority,
      Presbyterian University Hospital
      Project, Ser B-2, RB (A) (B)
      3.830%, 06/07/07                                      645             645
   Allegheny County, Industrial
      Development Authority,
      Commercial Development, Two
      Marquis Project, RB (A) (B)
      3.810%, 06/07/07                                    2,635           2,635
   Allegheny County, Industrial
      Development Authority, Jewish
      Home & Hospital Project, Ser B,
      RB (A) (B)
      3.780%, 06/07/07                                    2,850           2,850

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Allegheny County, Industrial
      Development Authority, Parkway
      Center Project, Ser A, RB (A) (B)
      3.820%, 06/07/07                            $         475   $         475
   Allegheny County, Industrial
      Development Authority, Pittsburgh
      Theological Society Project,
      RB (A) (B)
      3.820%, 08/01/07                                    2,100           2,100
   Central Bucks, School District,
      Ser A, GO, FGIC (A)
      3.810%, 06/07/07                                    1,130           1,130
   Cumberland County, Municipal
      Authority, Presbyterian Homes
      Project, Ser B, RB, Radian
      Insured (A)
      3.650%, 06/01/07                                    2,700           2,700
   Erie County, Hospital Development
      Authority, Ser 820, RB, MBIA (A)
      3.820%, 06/07/07                                    3,200           3,200
   Harrisburg, Water Authority, Ser B,
      RB, FSA (A)
      3.810%, 06/07/07                                    1,000           1,000
   Hazleton, Industrial Development
      Authority, MMI Preparatory School
      Project, RB (A) (B)
      3.780%, 06/07/07                                    3,120           3,120
   Lampeter Strasburg, School District,
      Ser A, GO, FSA (A)
      3.780%, 06/07/07                                    1,500           1,500
   Lancaster County, Hospital
      Authority, Willow Valley
      Retirement Project, Ser A, RB,
      Radian Insured (A)
      3.780%, 06/07/07                                    1,000           1,000
   McCandless, Industrial
      Development Authority, Bradford
      Foundation Project, Ser A,
      RB (A) (B)
      3.810%, 06/07/07                                    1,730           1,730
   Moon Township, Industrial
      Development Authority, Executive
      Office Association Project,
      RB (A) (B)
      3.780%, 06/07/07                                    2,250           2,250
   Mount Lebanon, School District,
      Ser B19, GO, MBIA (A)
      3.830%, 06/06/07                                    2,400           2,400
   Northampton County, Industrial
      Development Authority, Moravian
      Academy Project, RB (A) (B)
      3.780%, 06/07/07                                    1,450           1,450
   Pennsylvania State, Economic
      Development Financing Authority,
      Mercy Health Systems Project,
      Ser E-1, RB (A) (B)
      3.780%, 06/07/07                                    1,400           1,400
   Pennsylvania State, Higher
      Education Facilities Authority,
      Association of Independent
      Colleges Project, Ser I1,
      RB (A) (B)
      3.630%, 11/01/07                                    1,500           1,500

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Tax Free Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Higher
      Educational Facilities Authority,
      St. Josephs University Project,
      Ser A, RB, Radian Insured (A)
      3.770%, 06/07/07                            $         600   $         600
   Pennsylvania State, Municipal
      Securities Trust, Ser 7056, RB,
      AMBAC (A)
      3.810%, 06/07/07                                    6,500           6,500
   Pennsylvania State, Public School
      Building Authority, Parkland School
      District Project, Ser D, RB, FGIC (A)
      3.810%, 06/07/07                                    1,080           1,080
   Philadelphia, Industrial
      Development Authority, School for
      the Deaf Project, RB (A) (B)
      3.810%, 06/07/07                                      400             400
                                                                  --------------
                                                                         41,665
                                                                  --------------
RHODE ISLAND -- 0.2%
   Rhode Island State, Economic
      Development Authority, RB, MBIA
      3.820%, 06/07/07                                    1,065           1,065
                                                                  --------------
SOUTH CAROLINA -- 1.5%
   Greenville County, School District,
      UBS Municipal CRVs, RB (A)
      3.800%, 06/07/07                                    2,815           2,815
   South Carolina State, Economic Jobs
      Development Authority, St. Joseph's
      High School Project, RB (A)
      3.960%, 06/07/07                                    4,360           4,360
   South Carolina State, Ser C05,
      GO (A) (B)
      3.830%, 06/06/07                                    3,000           3,000
                                                                  --------------
                                                                         10,175
                                                                  --------------
SOUTH DAKOTA -- 0.7%
   South Dakota State, Conservancy
      District Authority, RB (A)
      3.830%, 06/07/07                                    4,985           4,985
                                                                  --------------
TENNESSEE -- 3.0%
   Franklin County, Health & Education
      Facilities, University of the South
      Sewanee Project, RB (A)
      3.850%, 06/01/07                                    1,100           1,100
   Knox County, Industrial
      Development Board, Professional
      Plaza Project, RB, FGIC (A) (B)
      4.000%, 06/15/07                                    1,400           1,400
   Metropolitan Nashville & Davidson
      County, Health & Educational
      Facilities Board, Dede Wallace
      Healthcare Systems Project,
      RB (A) (B)
      3.760%, 06/06/07                                      300             300
   Tennessee State, Energy
      Acquisition, RB (A)
      3.820%, 06/07/07                                   16,255          16,255
   Tennessee State, Energy
      Acquisition, Ser C05, RB (A)
      3.840%, 06/06/07                                      800             800
                                                                  --------------
                                                                         19,855
                                                                  --------------

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
TEXAS -- 5.9%
   Frenship, Independent School
      District, GO (A)
      3.840%, 06/04/07                            $       1,595   $       1,595
   Gulf Coast, Industrial Development
      Authority, Petrounited Project,
      RB (A) (B)
      3.860%, 06/07/07                                    1,500           1,500
   Gulf Coast, Waste Disposal
      Authority, Armco Project, RB (A)
      3.780%, 06/07/07                                    1,500           1,500
   Houston, Independent School
      District, Ser 1111, GO (A)
      3.820%, 06/07/07                                      500             500
   Houston, Utilities Systems Revenue
      Authority, Ser B17, RB, MBIA (A)
      3.830%, 06/06/07                                      450             450
   Tarrant County, Multi-Family
      Housing Finance Authority, Sierra
      Project, RB (A) (C)
      3.770%, 06/06/07                                      860             860
   Texas State, ABN Amro Munitops
      Certificates Trust, Ser 2006-30,
      GO (A)
      3.830%, 06/07/07                                    5,000           5,000
   Texas State, Multi-Family Housing
      Authority, Department of Housing
      & Community Affairs, High Point
      Project, RB (A)
      3.770%, 06/06/07                                      995             995
   Texas State, Municipal Gas
      Acquisition & Supply, RB (A)
      3.840%, 06/07/07                                   15,000          15,000
   Texas State, TRAN
      4.500%, 08/31/07                                    4,000           4,009
   Travis County, GO (A)
      3.840%, 06/07/07                                    7,935           7,935
                                                                  --------------
                                                                         39,344
                                                                  --------------
VERMONT -- 2.8%
   Vermont State, Educational &
      Health Buildings Financing
      Authority, Capital Asset Financing
      Project, Ser 1, RB (A) (B)
      3.800%, 06/07/07                                      445             445
   Vermont State, Educational &
      Health Buildings Financing
      Authority, Capital Asset Financing
      Project, Ser 2, RB (A) (B)
      3.800%, 06/07/07                                    2,400           2,400
   Vermont State, Educational &
      Health Buildings Financing
      Authority, Middlebury College
      Project, Ser A, RB (A)
      3.580%, 11/01/07                                    3,170           3,170
   Vermont State, Educational &
      Health Buildings Financing
      Authority, Porter Hospital Project,
      Cl A, RB (A) (B)
      3.800%, 06/07/07                                    6,430           6,430
   Vermont State, Municipal Board
      Bank, RB, MBIA (A)
      3.820%, 06/07/07                                    6,285           6,285
                                                                  --------------
                                                                         18,730
                                                                  --------------

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Tax Free Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
UTAH -- 0.2%
   West Valley, Industrial Development
      Authority, Johnson Matthey
      Project, RB (A) (B)
      3.880%, 06/01/07                            $       1,600   $       1,600
                                                                  --------------
WASHINGTON -- 3.0%
   King County, School District, Stars
      Project, GO, FSA (A)
      3.820%, 06/07/07                                    5,000           5,000
   Washington State, ABN Amro
      Munitops Certificate Trust,
      Ser 2005-28, RB, MBIA (A)
      3.830%, 06/07/07                                    2,995           2,995
   Washington State, Eclipse Funding
      Trust, Solar Eclipse Project, RB,
      MBIA (A)
      3.820%, 06/07/07                                   10,960          10,960
   Washington State, Economic
      Development Finance Authority,
      Pioneer Human Services Project,
      Ser H, RB (A) (B)
      3.920%, 06/01/07                                      145             145
   Washington State, Housing Finance
      Commission, Bush School
      Project, RB
      3.850%, 06/07/07                                      900             900
   Washington State, Housing Finance
      Commission, Pioneer Human
      Services Program, Ser A,
      RB (A) (B)
      3.810%, 06/01/07                                      200             200
                                                                  --------------
                                                                         20,200
                                                                  --------------
WISCONSIN -- 5.5%
   Greenfield, School District, BAN
      4.250%, 11/30/07                                    2,000           2,003
   Menomonee Falls, Industrial
      Development Authority, Maysteel
      Project, RB (A) (B)
      3.880%, 06/07/07                                    1,900           1,900
   Milwaukee, Redevelopment
      Authority, Montessori Society
      School Project, RB (A) (B)
      4.000%, 06/01/07                                       85              85
   Sauk Prairie, School District, TRAN
      3.790%, 09/21/07                                    1,200           1,201
   West Allis, State Fair Park
      Exposition, RB (A) (B)
      3.820%, 06/07/07                                    6,295           6,295
   Wisconsin State, Eclipse Funding
      Trust, Solar Eclipse Project, GO,
      FSA (A)
      3.810%, 06/07/07                                    1,000           1,000
   Wisconsin State, Health & Educational
      Facilities Authority, Blood Center
      Project, Ser A, RB (A) (B)
      3.780%, 06/06/07                                    2,760           2,760
   Wisconsin State, Health & Educational
      Facilities Authority, Concordia
      University Project, RB (A)
      3.870%, 06/07/07                                    3,250           3,250
   Wisconsin State, Health & Educational
      Facilities Authority, Edgewood
      College Project, RB (A) (B)
      3.950%, 06/01/07                                    4,800           4,800

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wisconsin State, Health &
      Educational Facilities Authority,
      Mercy Health Systems Project,
      Ser C, RB (A) (B)
      3.780%, 06/07/07                            $       4,275   $       4,275
   Wisconsin State, Health & Educational
      Facilities Authority, Oakwood
      Project, Ser B, RB (A) (B)
      3.790%, 06/07/07                                    2,225           2,225
   Wisconsin State, Health &
      Educational Facilities Authority,
      Pooled Loan Financing Program,
      Ser B, RB (A)
      3.780%, 06/06/07                                      800             800
   Wisconsin State, Health &
      Educational Facilities Authority,
      Watertown Memorial Hospital
      Project, RB, Radian Insured (A)
      3.780%, 06/07/07                                    5,000           5,000
   Wisconsin State, School District,
      Ser A2, COP
      4.500%, 09/19/07                                    1,200           1,203
                                                                  --------------
                                                                         36,797
                                                                  --------------
MULTI-STATE -- 2.8%
   BB&T Municipal Trust, Ser 1002,
      RB (A)
      3.940%, 06/07/07                                    5,000           5,000
   BB&T Municipal Trust, Ser 1003,
      RB (A)
      3.930%, 07/01/07                                   11,000          11,000
   Multi-State, ABN Amro Munitops
      Certificates Trust, Ser 2004-43,
      GO, FGIC (A)
      3.830%, 06/07/07                                    2,500           2,500
                                                                  --------------
                                                                         18,500
                                                                  --------------
Total Municipal Bonds
   (Cost $666,461) ($ Thousands)                                        666,461
                                                                  --------------
Total Investments -- 100.4%
   (Cost $666,461) ($ Thousands) +                                $     666,461
                                                                  ==============

Percentages are based on net assets of $663,608 ($ Thousands).

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2007. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in connection with a letter of credit issued by a major bank.

(C)      Securities are collateralized under an agreement from FHLMC and FNMA.

(D) Pre-Refunded Security - The maturity date shown is the pre-refunded date.

AMBAC    American Municipal Bond Assurance Company
BAN      Bond Anticipation Note
CIFG     CDC IXIS Financial Guaranty
Cl       Class
COP      Certificate of Participation
FGIC     Financial Guaranty Insurance Company
FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Tax Free Fund
May 31, 2007


FSA      Financial Security Assistance
GO       General Obligation
MBIA     Municipal Bond Insurance Association
Radian   Radian Asset Assurance, Inc.
RAN      Revenue Anticipation Note
RB       Revenue Bond
ROC      Renewable Obligation Certificate
Ser      Series
TAN      Tax Anticipation Note
TAW      Tax Anticipation Warrant
TRAN     Tax and Revenue Anticipation Note

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 101.8%

ALABAMA -- 1.5%
   Hoover, Board of Education, GO,
      FSA (A)
      3.830%, 06/07/07                            $       5,810   $       5,810
   Indian Springs Village, Educational
      Building Authority, Indian Springs
      School Project, RB (A) (B)
      3.910%, 06/07/07                                    5,000           5,000
   Jefferson County, Public Park &
      Recreation Authority, YMCA
      Project, RB, FSA (A) (B)
      3.800%, 06/07/07                                    4,750           4,750
   Lee County, Industrial Development
      Authority, Lifesouth Community
      Blood Center Project, RB (A) (B)
      3.810%, 06/06/07                                      410             410
   Mobile, Spring Hill College Project,
      Ser B, RB (A) (B)
      3.790%, 06/06/07                                      500             500
   Parrish, Industrial Development
      Authority, Alabama Power
      Company Project, RB (A)
      3.880%, 06/01/07                                      600             600
   Russellville, Industrial Development
      Authority, Clark Pulley Industries
      Project, RB (A) (B)
      3.880%, 06/07/07                                      670             670
                                                                  --------------
                                                                         17,740
                                                                  --------------
ARIZONA -- 0.5%
   Arizona State, ABN Amro Munitops
      Non-Amortized Trust Certificates,
      Ser 2005-49, RB, MBIA (A)
      3.830%, 06/07/07                                    6,285           6,285
                                                                  --------------
ARKANSAS -- 0.8%
   Arkansas State, ABN Amro
      Munitops Non-Amortized Trust
      Certificates, Ser 2006-12, RB,
      FGIC (A)
      3.830%, 06/07/07                                    9,285           9,285
                                                                  --------------
COLORADO -- 1.5%
   Adams County, Multi-Family
      Housing Authority, Hunters Cove
      Project, Ser A, RB (A) (C)
      3.800%, 06/05/07                                      400             400
   Arvada, Water Authority, RB,
      FSA (A)
      3.950%, 06/01/07                                    2,110           2,110
   Broomfield, COP, AMBAC (A)
      3.778%, 06/07/07                                    4,720           4,720
   Central Platte Valley, Metropolitan
      District Authority, GO (A) (B)
      3.700%, 12/01/07                                    1,350           1,350
   Colorado State, Educational &
      Cultural Facilities Authority,
      Fountain Valley School Project,
      RB (A) (B)
      3.860%, 06/07/07                                      900             900
   Colorado State, Health Facilities
      Authority, Catholic Health Project,
      Ser B, RB (A)
      3.810%, 06/06/07                                      295             295

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Colorado State, Multi-Family
      Housing Authority, Winridge
      Apartments Project, RB (A) (C)
      3.770%, 06/06/07                            $         500   $         500
   Colorado State, Regional
      Transportation Authority, RB,
      AMBAC (A)
      3.830%, 06/07/07                                    2,300           2,300
   Erie, COP (A) (B)
      3.820%, 06/06/07                                    4,390           4,390
   NBC, Metropolitan District Authority,
      GO (A) (B)
      3.810%, 06/07/07                                    1,580           1,580
                                                                  --------------
                                                                         18,545
                                                                  --------------
DELAWARE -- 1.0%
   New Castle County, Student
      Housing Authority, University
      Courtyard Apartments Project,
      RB (A) (B)
      3.800%, 06/07/07                                   12,300          12,300
                                                                  --------------
DISTRICT OF COLUMBIA -- 0.6%
   District of Columbia, Laboratory
      School Project, RB (A) (B)
      3.860%, 06/07/07                                    1,370           1,370
   District of Columbia, Maret School
      Project, RB (A) (B)
      3.760%, 06/06/07                                    1,945           1,945
   District of Columbia, Water & Sewer
      Authority, RB, FSA (A)
      3.820%, 06/07/07                                    3,465           3,465
                                                                  --------------
                                                                          6,780
                                                                  --------------
FLORIDA -- 3.9%
   Beacon, Tradeport Community
      Development, Special
      Assessment, Radian Insured (A)
      3.840%, 06/02/07                                    8,250           8,250
   Broward County, School Board
      Certificates, COP, FSA (A)
      3.820%, 07/01/07                                    6,225           6,225
   Florida State, Multi-Family Housing
      Authority, Country Club Project,
      Ser PP, RB (A) (C)
      3.780%, 06/07/07                                   16,500          16,500
   Florida State, Multi-Family Housing
      Authority, River Oaks Apartments
      Project, RB (A) (C)
      3.770%, 06/06/07                                      950             950
   Miami-Dade County, School Board,
      Cl A, COP, AMBAC (A)
      3.830%, 06/07/07                                    6,900           6,900
   South Broward Hospital District,
      Ser 337, RB, MBIA (A)
      3.830%, 06/07/07                                    7,115           7,115
   Volusia County, Industrial
      Development Authority, APCO
      Project, Ser A, RB (A) (B)
      3.860%, 06/06/07                                      920             920
                                                                  --------------
                                                                         46,860
                                                                  --------------

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
GEORGIA -- 1.2%
   Clayton County, Multi-Family
      Housing Authority, Rivers Edge
      Development Project, RB (A) (C)
      3.780%, 06/07/07                            $       1,000   $       1,000
   Gwinnett County, Multi-Family
      Housing Authority, Greens
      Apartments Project, RB (A) (C)
      3.770%, 06/06/07                                    1,400           1,400
   Marietta, Multi-Family Housing
      Authority, Franklin Walk
      Apartments Project, RB (A) (C)
      3.780%, 06/07/07                                    3,665           3,665
   Roswell, Multi-Family Housing
      Authority, Belcourt Project, Ser A,
      RB (A) (B)
      3.940%, 06/06/07                                    9,000           9,000
                                                                  --------------
                                                                         15,065
                                                                  --------------
IDAHO -- 0.1%
   Ammon, Urban Renewal Agency,
      Tax Increment Project, Ser A,
      TA (A) (B)
      3.960%, 06/07/07                                    1,605           1,605
                                                                  --------------
ILLINOIS -- 4.3%
   Belleville, Industrial Development
      Authority, Wetterau Project,
      RB (A) (B)
      3.780%, 06/07/07                                    1,250           1,250
   Chicago, Board of Education, GO,
      AMBAC (A)
      3.820%, 06/07/07                                   10,360          10,360
   Chicago, Municipal Securities Trust
      Certificates, Ser 7017, Cl A,
      GO (A)
      3.810%, 06/07/07                                    6,000           6,000
   Du Page County, Community Unit
      School District, GO, FSA (A)
      3.820%, 06/07/07                                    5,170           5,170
   Illinois State, Development
      Financing Authority, American
      Academy Project, RB (A) (B)
      3.900%, 06/07/07                                    1,500           1,500
   Illinois State, Development
      Financing Authority, Chicago
      Academy/Science Project,
      RB (A) (B)
      3.830%, 06/06/07                                      570             570
   Illinois State, Economic
      Development Financing Authority,
      Clearbrook Project, RB (A) (B)
      4.080%, 06/07/07                                    2,800           2,800
   Illinois State, Educational Facilities
      Authority, Field Museum National
      History Project, RB (A) (B)
      3.830%, 06/06/07                                    1,000           1,000
   Illinois State, Health Facilities
      Authority, Glenkirk Project,
      RB (A) (B)
      3.800%, 06/07/07                                      790             790
   Illinois State, International Port
      District Revenue, RB (A) (B)
      3.930%, 06/01/07                                    4,000           4,000
   Illinois State, Ser 783, GO, FSA (A)
      3.820%, 06/03/07                                    6,935           6,935

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lake County, Community
      Consolidated School District No. 73,
      Ser 329, GO, FGIC (A)
      3.840%, 06/07/07                            $       5,785   $       5,785
   Macon County, Industrial
      Development Authority, Decatur
      Family YMCA Project, RB (A) (B)
      4.080%, 06/06/07                                    4,300           4,300
   Oakbrook Terrace, Industrial
      Development Authority, Oakbrook
      Terrace Atrium Project, RB (A) (B)
      3.800%, 06/01/07                                    2,000           2,000
   Rockford, Wesley Willows
      Obligation, RB (A) (B)
      3.900%, 06/01/07                                      100             100
                                                                  --------------
                                                                         52,560
                                                                  --------------
INDIANA -- 7.5%
   Bartholomew County, Consolidated
      School District, TAW
      4.000%, 12/31/07                                    8,125           8,140
   Carmel Clay, Schools, TAW
      3.900%, 12/28/07                                    5,000           5,003
   Concord, Community School
      District, TAW
      3.850%, 12/31/07                                    3,500           3,503
   Crawfordsville, Multi-Family Housing
      Authority, Autumn Woods Phase II
      Project, Ser A, RB (A) (B)
      3.780%, 06/07/07                                    4,090           4,090
   Crawfordsville, Multi-Family Housing
      Authority, Autumn Woods Phase II
      Project, Ser B, RB (A) (B)
      3.860%, 06/07/07                                      975             975
   East Porter County, School Building
      Authority, Spears Project, Ser DB-145,
      RB, MBIA (A)
      3.820%, 06/07/07                                    3,535           3,535
   Elkhart County, Industrial
      Development Authority, Hubbard
      Hill Estates Project, RB (A) (B)
      3.890%, 06/01/07                                    2,460           2,460
   Frankfort, Economic Development
      Authority, Frito-Lay Project,
      RB (A)
      3.700%, 11/01/07                                    1,000           1,000
   Hamilton County, Public Building
      Authority, BAN
      3.900%, 12/01/07                                    4,600           4,600
   Hamilton, Southeastern Schools,
      Temporary Loan Warrants
      3.800%, 12/31/07                                    3,300           3,302
   Indiana State, ABN Amro Munitops
      Non-Amortized Trust Certificates,
      RB, AMBAC (A)
      3.830%, 06/07/07                                    5,000           5,000
   Indiana State, Bond Bank,
      Advanced Funding Program,
      Ser A, RB (B)
      4.250%, 01/31/08                                    2,500           2,510
   Indiana State, Development Finance
      Authority, Cathedral High School
      Project, RB (A) (B)
      3.950%, 06/01/07                                    1,690           1,690

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Indiana State, Financial Authority,
      Educational Facilities-University
      High School Project, RB (A) (B)
      3.800%, 06/07/07                            $       2,400   $       2,400
   Indiana State, Health & Educational
      Facilities Financing Authority,
      Howard Regional Health Systems
      Project, Ser B, RB (A) (B)
      3.950%, 06/01/07                                    2,000           2,000
   Indiana State, Health Facilities
      Financing Authority, Capital
      Access Pool Program, RB (A) (B)
      3.770%, 06/06/07                                      200             200
   Indiana State, Health Facilities
      Financing Authority, Fayette
      Memorial Hospital Association
      Project, Ser A, RB (A) (B)
      3.950%, 06/01/07                                    6,395           6,395
   Indiana State, Health Facilities
      Financing Authority, Margaret
      Mary Community Hospital Project,
      Ser A, RB (A) (B)
      3.950%, 06/01/07                                    3,310           3,310
   Indiana State, Health Facilities
      Financing Authority, Mary
      Sherman Hospital Project,
      RB (A) (B)
      3.840%, 06/07/07                                    3,155           3,155
   Indiana State, Transition Finance
      Authority, Highway Restoration
      Project, RB Partially
      Pre-Refunded @ 100 (D)
      3.900%, 12/01/10                                    1,400           1,400
   Indiana State, Transportation
      Finance Authority, Ser B-21, RB,
      FGIC (A)
      3.830%, 06/06/07                                    1,980           1,980
   Indianapolis, Industrial Development
      Authority, Joint & Clutch Service
      Project, RB (A) (B)
      3.768%, 06/07/07                                    1,000           1,000
   Marshall County, Economic
      Development Authority, Culver
      Educational Foundation Project,
      RB (A) (B)
      3.790%, 06/06/07                                   12,500          12,500
   North Adams, Community Schools,
      TAW
      3.750%, 12/28/07                                    4,500           4,503
   South Bend, Economic
      Development Authority, Stanley
      Clark School Project, RB (A) (B)
      3.890%, 06/01/07                                    1,000           1,000
   Zionsville, Community Schools
      Building Authority, Ser 938, RB,
      FSA (A)
      3.830%, 06/07/07                                    5,480           5,480
                                                                  --------------
                                                                         91,131
                                                                  --------------
IOWA -- 1.2%
   Cerro Gordo County, Private
      Schools Facilities, Newman
      Catholic Schools Systems Project,
      RB (A) (B)
      4.000%, 06/01/07                                    5,750           5,750

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Iowa State, Finance Authority,
      Museum of Art Foundation
      Project, RB (A) (B)
      3.950%, 06/01/07                            $         400   $         400
   Iowa State, Healthcare Facilities
      Authority, Care Initiatives Project,
      RB (A) (B)
      3.950%, 06/01/07                                    1,400           1,400
   Iowa State, Higher Education Loan
      Authority, Private College
      Facilities, Des Moines Project,
      RB (A) (B)
      3.950%, 06/01/07                                    2,925           2,925
   Iowa State, Higher Education Loan
      Authority, Private College
      Facilities, Morningside College
      Project, RB (A) (B)
      3.950%, 06/01/07                                    2,150           2,150
   Iowa State, Higher Education Loan
      Authority, Private College
      Facilities, Wartburg Project,
      RB (A) (B)
      3.950%, 06/01/07                                    2,335           2,335
                                                                  --------------
                                                                         14,960
                                                                  --------------
KANSAS -- 1.4%
   Kansas State, Development
      Finance Authority, Multi-Family
      Housing, Woodridge Project,
      RB (A) (C)
      3.780%, 06/07/07                                    3,700           3,700
   Leavenworth County, GO, FGIC (A)
      3.830%, 06/07/07                                    7,090           7,090
   Merriam, Multi-Family Housing
      Authority, Pinegate Apartments
      Project, RB (A) (B)
      3.860%, 06/07/07                                    6,440           6,440
                                                                  --------------
                                                                         17,230
                                                                  --------------
KENTUCKY -- 0.8%
   Berea, Educational Facilities
      Authority, Berea College, Ser A,
      RB (A)
      3.920%, 06/01/07                                    1,300           1,300
   Kentucky State, Area Development
      Districts Financing Trust,
      Calloway County Fire No. 6
      Project, Ser A, RB (A) (B)
      3.840%, 06/07/07                                      440             440
   Kentucky State, Area Development
      Districts Financing Trust, Garrison
      Volunteer Fire Project, Ser A,
      RB (A) (B)
      3.840%, 06/07/07                                      100             100
   Kentucky State, Rural Water
      Finance Authority, Construction
      Notes, Ser A-1, RB (A)
      3.700%, 10/01/07                                    2,200           2,200
   Lexington, Government Industrial
      Building Authority, American
      Horse Shows Association Project,
      RB (A) (B)
      3.840%, 06/07/07                                    1,665           1,665

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lexington-Fayette Urban County,
      Government Housing Authority,
      Richmond Place Project,
      RB (A) (B)
      3.750%, 04/01/08                            $       3,380   $       3,380
                                                                  --------------
                                                                          9,085
                                                                  --------------
LOUISIANA -- 0.9%
   East Baton Rouge, Sewer
      Commons Authority, Ser 1453,
      RB, FSA (A)
      3.820%, 06/07/07                                    2,400           2,400
   Louisiana State, Higher Education
      Facilities Authority, Northwestern
      State University Student Housing
      Program, Ser A, RB (A) (B)
      3.840%, 06/07/07                                    1,500           1,500
   Louisiana State, Public Facilities
      Authority, St. Martins Episcopal
      School Project, RB (A) (B)
      3.900%, 06/07/07                                    1,710           1,710
   St. Tammany Parish, Development
      District, Main Street Holdings,
      Ser A, RB (A) (B)
      3.790%, 06/07/07                                    5,400           5,400
                                                                  --------------
                                                                         11,010
                                                                  --------------
MAINE -- 0.1%
   Portland, Industrial Development
      Authority, W.W. Grainger Project,
      RB (A)
      3.980%, 06/06/07                                    1,315           1,315
                                                                  --------------
MARYLAND -- 0.5%
   Frederick, GO (A) (B)
      3.850%, 06/07/07                                    2,300           2,300
   Maryland State, Health & Higher
      Educational Facilities, Adventist
      Health Care Project, Ser A,
      RB (A)
      3.780%, 06/07/07                                    1,400           1,400
   Maryland State, Health & Higher
      Educational Facilities, Bank of
      America Project, Ser 108, RB,
      MBIA (A) (B)
      3.810%, 07/01/07                                    2,670           2,670
                                                                  --------------
                                                                          6,370
                                                                  --------------
MASSACHUSETTS -- 5.2%
   Greater Attleboro-Taunton Regional
      Transit Authority, RAN
      3.950%, 08/23/07                                    2,750           2,751
   Lynn, BAN
      4.250%, 05/02/08                                    2,000           2,009
   Massachusetts Bay, Transportation
      Authority, Ser SGA 123, Special
      Assessment (A)
      3.860%, 06/06/07                                    1,000           1,000
   Massachusetts State, Development
      Finance Agency, Assumption
      College Project, Ser A, RB (A) (B)
      3.790%, 06/06/07                                    4,160           4,160
   Massachusetts State, Development
      Finance Agency, Brooks School
      Issue, Ser A, RB, MBIA (A)
      3.790%, 06/07/07                                    1,200           1,200

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
      Finance Agency, Dana Hall
      School Project, RB (A) (B)
      3.770%, 06/07/07                            $       3,000   $       3,000
   Massachusetts State, Development
      Finance Agency, Marine
      Biological Lab Project, RB (A) (B)
      3.790%, 06/07/07                                    4,500           4,500
   Massachusetts State, Development
      Finance Agency, Meadowbrook
      School Issue Project, RB (A) (B)
      3.760%, 06/07/07                                      400             400
   Massachusetts State, Development
      Finance Agency, Ser 563,
      ROC (A)
      3.810%, 06/07/07                                    3,800           3,800
   Massachusetts State, Development
      Finance Agency, Suffolk
      University Project, Ser A, RB (A)
      3.810%, 06/06/07                                    9,890           9,890
   Massachusetts State, Development
      Finance Agency, Walnut Hill
      School Project, RB (A) (B)
      3.790%, 06/06/07                                    6,000           6,000
   Massachusetts State, Health &
      Educational Facilities Authority,
      Falmouth Assisted Living Project,
      Ser A, RB (A) (B)
      3.790%, 06/07/07                                    2,300           2,300
   Massachusetts State, Health &
      Educational Facilities Authority,
      The Boston Home Project, Ser B,
      RB (A) (B)
      3.790%, 06/07/07                                    1,000           1,000
   Massachusetts State, Ser B30, GO,
      FSA (A) (B)
      3.830%, 06/06/07                                    3,500           3,500
   Montachusett, Regional Transit
      Authority, RAN
      4.500%, 06/15/07                                    3,100           3,101
   Southeastern, Regional
      Transportation Authority, RAN
      3.850%, 09/07/07                                    2,100           2,100
   Worcester, Regional Transit
      Authority, RAN
      4.250%, 06/29/07                                    3,000           3,001
   Worcester, Ser A, BAN
      4.000%, 11/08/07                                    9,000           9,008
                                                                  --------------
                                                                         62,720
                                                                  --------------
MICHIGAN -- 3.7%
   Farmington Hills, Botsford General
      Hospital Project, Ser B, RB,
      MBIA (A)
      3.950%, 06/01/07                                    1,550           1,550
   Hartland, Consolidated School
      District, SAN
      4.500%, 08/24/07                                    4,995           5,002
   Huron County, Economic
      Development Authority, Huron
      Memorial Hospital Project,
      RB (A) (B)
      3.780%, 06/07/07                                    1,470           1,470
   Lansing, Economic Development
      Authority, Atrium Office Partners
      Project, RB (A) (B)
      4.100%, 11/01/07                                    1,335           1,335

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Michigan State, ABN Amro
      Munitops non-amortized trust
      certificates, RB, MBIA (A)
      3.830%, 06/07/07                            $       9,865   $       9,865
   Michigan State, Higher Educational
      Facilities Authority, Adrian College
      Project, RB (A) (B)
      3.800%, 06/07/07                                    4,125           4,125
   Michigan State, Job Development
      Authority, Kentwood Residence
      Project, RB (A) (B)
      3.630%, 06/01/07                                    3,000           3,000
   Michigan State, Municipal Board
      Authority, RB (A)
      3.820%, 06/07/07                                      785             785
   Michigan State, Strategic Fund,
      Hope Network Project, RB (A) (B)
      3.890%, 06/01/07                                    8,725           8,725
   Michigan State, Strategic Fund,
      Pilgrim Manor Project, RB (A) (B)
      3.900%, 06/07/07                                    2,900           2,900
   Northville Township, Economic
      Development Authority, Thrifty
      Northville Project, RB (A) (B)
      3.820%, 06/07/07                                    1,500           1,500
   Northwestern Mutual Life Insurance,
      RB (A) (B)
      7.605%, 06/15/07                                       49              49
   Oakland County, Economic
      Development Authority, Corners
      Shopping Center, RB (A) (B)
      4.050%, 08/01/07                                    2,085           2,085
   Waterford, School District, SAN
      3.850%, 11/30/07                                    2,500           2,502
                                                                  --------------
                                                                         44,893
                                                                  --------------
MINNESOTA -- 3.7%
   Arden Hills, Housing & Health
      Authority, Presbyterian Homes
      Project, Ser A, RB (A) (B)
      3.950%, 06/01/07                                    7,856           7,856
   Arden Hills, Housing & Health
      Authority, Presbyterian Homes
      Project, Ser B, RB (A) (B)
      3.950%, 06/01/07                                    2,238           2,238
   Bloomington, Commercial
      Development Authority, ATS II
      Project, RB (A) (B)
      3.870%, 06/07/07                                    1,550           1,550
   Brooklyn, Center Development
      Authority, Brookdale Office Park
      Project, RB (A) (B)
      3.950%, 06/01/07                                    3,600           3,600
   Brooklyn, Center Development
      Authority, Brookdale Office Park
      Project, Ser 1984, RB (A) (B)
      3.900%, 06/07/07                                    2,140           2,140
   Coon Rapids, Health Center
      Systems Project, RB (A) (B)
      3.850%, 06/06/07                                    1,855           1,855
   Duluth, Economic Development
      Authority, Miller-Dwan Medical
      Center Project, RB (A) (B)
      3.950%, 06/01/07                                    1,040           1,040
   Minneapolis & St. Paul, Ser 2007-1G,
      RB, AMBAC (A)
      3.820%, 06/07/07                                   16,000          16,000

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Minneapolis, Minnehaha Academy
      Project, RB (A) (B)
      4.000%, 06/01/07                            $       3,630   $       3,630
   Roseville, Healthcare Facilities
      Authority, Presbyterian Homes
      Project, RB (A) (B)
      3.950%, 06/01/07                                    1,690           1,690
   Roseville, Multi-Family Housing
      Authority, Rosepointe II Project,
      RB (A) (B)
      3.870%, 06/07/07                                    1,290           1,290
   Roseville, Private School Facilities,
      Northwestern College Project,
      RB (A) (B)
      3.950%, 06/01/07                                    1,165           1,165
   St. Paul, Housing & Redevelopment
      Authority, Minnesota Public Radio
      Project, RB (A) (B)
      3.950%, 06/01/07                                      200             200
                                                                  --------------
                                                                         44,254
                                                                  --------------
MISSISSIPPI -- 0.5%
   Prentiss County, Industrial
      Development Authority, Eastern
      Heidelberg Project, Ser A,
      RB (A) (B)
      4.000%, 06/01/07                                    2,500           2,500
   University of Mississippi,
      Educational Building Authority,
      University Facilities Construction
      Project, Ser B-2, RB, FSA (A)
      3.800%, 06/07/07                                    4,075           4,075
                                                                  --------------
                                                                          6,575
                                                                  --------------
MISSOURI -- 3.1%
   Berkeley, Industrial Development
      Authority, Wetterau Project, RB (A) (B)
      3.780%, 06/07/07                                    3,900           3,900
   Clayton, Industrial Development
      Authority, Bailey Court Project,
      RB (A) (B)
      3.910%, 06/07/07                                    3,500           3,500
   Kirkwood, Tax Increment Revenue
      Authority, Kirkwood Commons
      Project, RB (A) (B)
      3.950%, 06/01/07                                    1,725           1,725
   Missouri State, Development
      Finance Board Infrastructure
      Authority, St. Louis Convention
      Center Project, Ser C, RB (A) (B)
      3.950%, 06/01/07                                    2,440           2,440
   Missouri State, Development
      Finance Board Lease, Association
      Municipal Utilities Lease Project,
      RB (A) (B)
      3.950%, 06/01/07                                      280             280
   Missouri State, Health &
      Educational Facilities Authority,
      Bethesda Health Group Project,
      Ser A, RB (A) (B)
      3.950%, 06/01/07                                    1,240           1,240
   Missouri State, Health &
      Educational Facilities Authority,
      Christian Brothers Project, Ser A,
      RB (A) (B)
      3.950%, 06/01/07                                      300             300

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Missouri State, Health &
      Educational Facilities Authority,
      De Smet Jesuit High School
      Project, RB (A) (B)
      3.950%, 06/01/07                            $         200   $         200
   Missouri State, Health &
      Educational Facilities Authority,
      Drury University Project,
      RB (A) (B)
      3.950%, 06/01/07                                    3,000           3,000
   Missouri State, Health &
      Educational Facilities Authority,
      Kansas City Art Institute,
      RB (A) (B)
      3.950%, 06/01/07                                    3,300           3,300
   Missouri State, Health &
      Educational Facilities Authority,
      St. Joseph-St. Pius Project, Ser A,
      RB (A) (B)
      3.820%, 06/07/07                                    1,880           1,880
   Missouri State, Health &
      Educational Facilities Authority,
      St. Louis University Project,
      RB (A)
      3.930%, 06/01/07                                    1,385           1,385
   Missouri State, Health &
      Educational Facilities Authority,
      St. Louis University Project, Ser A,
      RB (A)
      3.930%, 06/01/07                                      970             970
   Missouri State, Health &
      Educational Facilities Authority,
      St. Louis University Project, Ser B,
      RB (A)
      3.930%, 06/01/07                                    2,370           2,370
   Missouri State, Public Utilities
      Commission, Interim Construction
      Notes
      4.500%, 09/15/07                                    1,700           1,704
   Springfield, College Station, BAN
      4.000%, 12/01/07                                    2,000           2,000
   St. Charles County, Industrial
      Development Authority, Sun River
      Village Project, RB (A) (B)
      3.820%, 06/07/07                                    6,000           6,000
   St. Louis, Industrial Development
      Authority, Schnuck Markets
      Kirkwood Project, RB (A) (B)
      3.900%, 06/07/07                                    1,300           1,300
                                                                  --------------
                                                                         37,494
                                                                  --------------
MONTANA -- 1.4%
   Helena, Higher Education Authority,
      Carroll College Campus Housing
      Project, RB (A) (B)
      3.950%, 06/01/07                                    3,540           3,540
   Montana State, Board Investment
      Authority, Inter Capital Project,
      RB (A)
      3.850%, 09/01/07                                    6,170           6,170
      3.850%, 09/01/07                                    6,815           6,815
                                                                  --------------
                                                                         16,525
                                                                  --------------

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
NEBRASKA -- 1.9%
   Nebraska State, ABN Amro Munitop
      Non-Amortized Trust Certificates,
      RB, AMBAC (A)
      3.830%, 06/07/07                            $      10,745   $      10,745
   Nebraska State, Eclipse Funding
      Trust, Solar Eclipse Project, RB,
      FGIC (A)
      3.600%, 06/07/07                                   12,515          12,515
                                                                  --------------
                                                                         23,260
                                                                  --------------
NEVADA -- 0.6%
   Nevada State, ABN Amro Munitops
      Certificate Trust, Ser 2006-47,
      GO, MBIA (A)
      3.830%, 06/07/07                                    7,100           7,100
                                                                  --------------
NEW HAMPSHIRE -- 3.0%
   Cheshire County, TAN
      3.750%, 12/27/07                                    2,800           2,800
   Merrimack County, TAN
      4.250%, 12/28/07                                    4,000           4,010
   New Hampshire State, Business
      Finance Authority, The Taylor
      Home Project, Ser A, RB (A) (B)
      3.800%, 06/07/07                                    5,620           5,620
   New Hampshire State, Health &
      Educational Facilities Authority,
      Seacoast Hospice Project,
      RB (A) (B)
      3.840%, 06/07/07                                    4,200           4,200
   New Hampshire, Business Finance
      Authority, Taylor Home Project,
      Ser B, RB (A) (B)
      3.800%, 06/07/07                                    5,000           5,000
   New Hampshire, Health &
      Educational Facilities Authority,
      Wentworth Douglass Hospital
      Project, RB, Radian Insured (A)
      4.000%, 06/01/07                                   10,000          10,000
   Strafford County, TAN
      4.250%, 12/31/07                                    5,100           5,101
                                                                  --------------
                                                                         36,731
                                                                  --------------
NEW JERSEY -- 1.2%
   Delran Township, Ser A, BAN
      4.250%, 10/24/07                                    2,460           2,465
   Franklin Township/Hunterdon
      County, BAN
      4.250%, 10/12/07                                    2,760           2,766
   Little Egg Harbor, BAN
      3.750%, 04/04/08                                    2,153           2,153
   New Jersey State, Healthcare
      Facilities Authority, Ser 702,
      RB (A)
      3.820%, 06/07/07                                    1,300           1,300
   New Jersey State, Turnpike
      Authority, RB, MBIA (A) (E)
      3.950%, 01/01/08                                    1,395           1,395
   Perth Amboy, BAN
      4.350%, 10/19/07                                    4,300           4,311
                                                                  --------------
                                                                         14,390
                                                                  --------------

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
NEW MEXICO -- 1.5%
   Albuquerque, Metropolitan
      Redevelopment Authority,
      Springer Square Project,
      RB (A) (B)
      4.300%, 06/07/07                            $       3,000   $       3,000
   New Mexico State, ABN Amro
      Munitops, 2005-42 New Mexico
      Project, RB, AMBAC (A)
      3.830%, 06/07/07                                    7,495           7,495
   University of New Mexico, Systems
      Improvement Project, RB (A)
      3.810%, 06/06/07                                    7,195           7,195
                                                                  --------------
                                                                         17,690
                                                                  --------------
NEW YORK -- 3.0%
   Gloversville City, School District,
      BAN
      3.740%, 09/27/07                                    7,500           7,501
   Liberty, Industrial Development
      Authority, ROC (A)
      3.810%, 06/07/07                                    8,095           8,095
   New York City, Metropolitan
      Transportation Authority, Cl A,
      RB, MBIA (A)
      3.820%, 06/07/07                                    7,000           7,000
   New York State, Dormatory
      Authority, ROC (A)
      3.810%, 06/07/07                                    4,295           4,295
   New York State, Greater Southern
      Tier Board of Cooperative, RAN
      3.750%, 06/29/07                                    7,200           7,201
   New York State, Municipal
      Securities Trust Certificates,
      Ser 2007, Cl A, RB (A)
      3.800%, 06/07/07                                    2,000           2,000
                                                                  --------------
                                                                         36,092
                                                                  --------------
NORTH CAROLINA -- 0.7%
   North Carolina State, Capital
      Facilities Finance Authority, The
      Mental Health Association Project,
      RB (A) (B)
      3.810%, 06/07/07                                    2,450           2,450
   North Carolina, Capital Facilities
      Financing Agent, High Point
      University Project, RB (A) (B)
      3.810%, 06/07/07                                    2,250           2,250
   North Carolina, Eclipse Funding
      Trust, Solar Eclipse Project, COP,
      AMBAC (A)
      3.820%, 06/07/07                                    3,200           3,200
                                                                  --------------
                                                                          7,900
                                                                  --------------
OHIO -- 4.4%
   Franklin County, Healthcare
      Authority, Refunding &
      Improvement-Presbyterian
      Project, Ser A, RB Radian
      Insured (A)
      3.780%, 06/07/07                                    6,000           6,000
   Greene County, Ser D, BAN
      4.250%, 02/15/08                                    2,800           2,811
   Greene County, Ser E, BAN
      4.250%, 11/20/07                                    3,000           3,010

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Hamilton County, BAN
      4.500%, 09/14/07                            $       2,000   $       2,005
   Hamilton County, Healthcare
      Authority, Sisters of Charity Senior
      Care Center Project, RB (A) (B)
      3.810%, 06/07/07                                    3,865           3,865
   Lakewood, Hospital Authority,
      RB (A) (B)
      4.070%, 11/01/07                                    2,610           2,610
   Mason, Stormwater Improvement
      Project, BAN
      4.250%, 12/20/07                                    2,115           2,122
   New Albany, Community Authority,
      Infrastructure Improvement
      Project, Ser C, RB (A) (B)
      3.780%, 06/07/07                                    5,200           5,200
   Ohio State, American Municipal
      Power, RAN
      3.650%, 11/01/07                                    1,450           1,450
   Ohio State, RBC Municipal Products
      Inc, Ser I-21, GO, FSA (A)
      3.800%, 06/07/07                                    6,250           6,250
   Perrysburg, BAN
      4.250%, 11/08/07                                    2,393           2,399
      4.000%, 05/22/08                                    4,316           4,326
   Stark County, Healthcare Facilities
      Authority, Canton Christian Home
      Project, RB (A) (B)
      4.100%, 09/01/07                                    2,095           2,095
      4.000%, 09/15/07                                    1,055           1,055
   Toledo, Capital Improvement
      Project, Ser 1, BAN
      3.850%, 10/25/07                                    5,015           5,017
   University of Cincinnati, Ser C, BAN
      4.500%, 01/24/08                                    3,200           3,218
                                                                  --------------
                                                                         53,433
                                                                  --------------
OKLAHOMA -- 2.6%
   Oklahoma City, Ser 743, GO,
      MBIA (A)
      3.830%, 06/07/07                                    2,590           2,590
   Oklahoma State, Educational
      Facility Authority, RB (A) (B)
      3.790%, 06/07/07                                    7,075           7,075
   Tulsa, Industrial Development
      Authority, Ser A, RB (A)
      3.700%, 11/15/07                                   22,000          22,000
                                                                  --------------
                                                                         31,665
                                                                  --------------
OREGON -- 1.6%
   Linn County, School District #9,
      Ser 1059, GO (A)
      3.820%, 06/07/07                                    2,995           2,995
   Multnomah County, Higher
      Education Authority, Concordia
      University Portland Project,
      RB (A) (B)
      3.950%, 06/01/07                                    2,475           2,475
   Oregon State, Health, Housing,
      Educational & Cultural Authorities,
      Saint Vincent De Paul Project,
      Ser A, RB (A) (B)
      3.840%, 06/07/07                                    1,600           1,600
   Oregon State, Municipal Securities
      Trust, Cl A, GO, FSA (A)
      3.820%, 06/07/07                                    7,925           7,925

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Portland, Economic Development
      Authority, Broadway Project,
      Ser A, RB, AMBAC (A) (B)
      3.790%, 06/07/07                            $       3,750   $       3,750
                                                                  --------------
                                                                         18,745
                                                                  --------------
PENNSYLVANIA -- 3.9%
   Allegheny County, Hospital
      Development Authority, Jefferson
      Regional Medical Center Project,
      RB (A)
      3.700%, 04/01/08                                    1,315           1,315
   Allegheny County, Industrial
      Development Authority, Parkway
      Center Project, Ser A, RB (A) (B)
      3.820%, 06/07/07                                    1,220           1,220
   Allegheny County, Industrial
      Development Authority, Pittsburgh
      Theological Society Project,
      RB (A) (B)
      3.820%, 08/01/07                                    3,000           3,000
   Allegheny County, Industrial
      Development Authority, Sacred
      Heart High School Project,
      RB (A) (B)
      3.790%, 06/07/07                                    1,300           1,300
   Dallastown, Area School District
      Authority, GO, FGIC (A)
      3.780%, 06/07/07                                      485             485
   Erie County, Hospital Development
      Authority, Convention Center
      Project, Ser 2996, RB, FGIC (A)
      3.810%, 06/07/07                                      485             485
   Erie County, Hospital Development
      Authority, Ser 820, RB, MBIA (A)
      3.820%, 06/07/07                                    2,560           2,560
   Lawrence County, Industrial
      Development Authority, Villa
      Maria Project, RB (A) (B)
      3.800%, 06/07/07                                    1,200           1,200
   Moon Township, Industrial
      Development Authority, Executive
      Office Association Project,
      RB (A) (B)
      3.780%, 06/07/07                                      500             500
   Moon Township, Industrial
      Development Authority, YMCA
      Greater Pittsburgh Project,
      RB (A) (B)
      3.780%, 06/07/07                                      500             500
   Mount Lebanon, School District,
      Ser B19, GO, MBIA (A)
      3.830%, 06/06/07                                    2,400           2,400
   Northampton County, Industrial
      Development Authority, Moravian
      Academy Project, RB (A) (B)
      3.780%, 06/07/07                                      800             800
   Pennsylvania State, Higher
      Educational Facilities Authority,
      Association of Independent
      Colleges Project, Ser K-2,
      RB (A) (B)
      3.630%, 11/01/07                                    5,000           5,000

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Higher
      Educational Facilities Authority,
      Association of Independent
      Colleges Project, Ser I5,
      RB (A) (B)
      3.800%, 06/07/07                            $       4,000   $       4,000
   Pennsylvania State, Higher
      Educational Facilities Authority,
      St. Josephs University Project,
      Ser A, RB, Radian Insured (A)
      3.770%, 06/07/07                                      600             600
   Pennsylvania State, Public School
      Building Authority, Ser D01, RB,
      FSA (A)
      3.830%, 06/06/07                                    8,380           8,380
   Pennsylvania State, Public School
      Building Authority, Parkland
      School District Project, Ser D, RB,
      FGIC (A)
      3.810%, 06/07/07                                    5,725           5,725
   Philadelphia, Hospital & Higher
      Education Facilities Authority,
      Philadelphia School Project,
      Ser A-3, RB (A) (B)
      3.830%, 06/07/07                                      995             995
   Philadelphia, Industrial
      Development Authority, School for
      the Deaf Project, RB (A) (B)
      3.810%, 06/07/07                                    1,000           1,000
   Sayre, Healthcare Facilities
      Authority, Capital Financing
      Project, Ser C, RB, AMBAC (A)
      3.800%, 06/06/07                                    1,800           1,800
   Sayre, Healthcare Facilities
      Authority, Capital Financing
      Project, Ser J, RB, AMBAC (A)
      3.800%, 06/06/07                                    1,000           1,000
   West Cornwall Township, Municipal
      Authority, Senior Living Facility -
      Lebanon Valley, RB (A) (B)
      3.790%, 06/07/07                                    2,275           2,275
                                                                  --------------
                                                                         46,540
                                                                  --------------
PUERTO RICO -- 0.6%
   Puerto Rico Commonwealth,
      Aqueduct, ROC (A)
      3.820%, 06/07/07                                    7,000           7,000
                                                                  --------------
RHODE ISLAND -- 0.1%
   Rhode Island State, Economic
      Development Authority, RB,
      MBIA (A)
      3.820%, 06/07/07                                    1,090           1,090
                                                                  --------------
SOUTH CAROLINA -- 1.7%
   Columbia, Packaging Facilities
      Authority, Ser 1299, RB, CIFG (A)
      3.820%, 06/07/07                                    3,000           3,000
   Greenville County, School District,
      Ser 982, RB (A)
      3.820%, 06/07/07                                      195             195
   Greenville County, School District,
      UBS Municipal CRVs, RB (A)
      3.800%, 06/07/07                                    4,385           4,385

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   South Carolina State, Housing
      Finance & Development Authority,
      Rental Housing-Oakfield Project,
      RB (A) (B)
      3.830%, 06/07/07                            $       2,626   $       2,626
   South Carolina State, Macom Trust,
      Various Certificates, Bank of
      America Project, Ser 2007-303,
      RB (A)
      3.820%, 06/07/07                                    5,985           5,985
   South Carolina State, Ser C05,
      GO (A)
      3.830%, 06/06/07                                    4,385           4,385
                                                                  --------------
                                                                         20,576
                                                                  --------------
TENNESSEE -- 5.9%
   GAF, Tax Exempt Bond Grantor
      Trust, RB (A) (B)
      4.800%, 06/01/07                                    2,970           2,970
   Sevier County, Public Building
      Authority, Public Projects
      Construction Notes, Ser A-3,
      RB (A)
      3.700%, 10/01/07                                    5,000           5,000
   Sevier County, Public Building
      Authority, Public Projects
      Construction Notes, Ser A-4,
      RB (A)
      3.700%, 10/01/07                                    6,000           6,000
   Shelby County, Health, Educational
      & Housing Facilities Authority,
      St. Peter Villa Project, RB (A) (B)
      3.860%, 06/07/07                                    2,430           2,430
   Tennessee State, Energy
      Acquisition, RB (A)
      3.820%, 06/07/07                                   25,925          25,925
   Tennessee State, Energy
      Acquisition, Ser C05, RB (A)
      3.840%, 06/06/07                                   14,680          14,680
   Tennessee State, Municipal Energy
      Acquisition, Ser 1578, RB (A)
      3.820%, 06/07/07                                   13,075          13,075
   Wilson County, Industrial
      Development Authority, Hartmann
      Luggage Project, RB (A)
      3.810%, 06/07/07                                    1,100           1,100
                                                                  --------------
                                                                         71,180
                                                                  --------------
TEXAS -- 10.3%
   Allen, Independent School District,
      GO (A)
      3.830%, 06/07/07                                    5,855           5,855
   Barbers Hill, Independent School
      District, GO (A)
      3.830%, 06/07/07                                    6,800           6,800
   Brazos, Industrial Development
      Authority, BASF Corporation
      Project, RB (A)
      3.950%, 06/06/07                                    6,000           6,000
   Capital Area, Cultural Education
      Facilities, John Cooper School
      Project, RB (A) (B)
      3.810%, 06/07/07                                    6,000           6,000
   Comal, Independent School District,
      GO (A)
      3.860%, 06/07/07                                    1,000           1,000

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   El Paso, Water & Sewer Authority,
      RB, MBIA (A)
      3.820%, 06/07/07                            $       6,150   $       6,150
   Harris County, Health Facilities
      Development Authority, Ser 1018,
      RB (A)
      3.820%, 06/07/07                                    4,410           4,410
   Houston, Utilities Systems Revenue
      Authority, RB, MBIA (A)
      3.820%, 06/07/07                                    7,970           7,970
   Houston, Utilities Systems Revenue
      Authority, Ser B17, RB, MBIA (A)
      3.830%, 06/06/07                                    4,850           4,850
   Hutto, Independent School District,
      GO (A)
      3.820%, 06/07/07                                    4,200           4,200
   Lubbock County, Educational
      Facilities Authority, Lubbock
      Christian University Project, RB
      (A) (B)
      3.840%, 06/07/07                                    5,200           5,200
   Tarrant County, Housing Finance
      Authority, Amherst Association
      Project, RB (A) (B)
      3.810%, 06/06/07                                    8,520           8,520
   Texas State, ABN Amro Munitops,
      GO, FSA (A)
      3.830%, 06/07/07                                   12,635          12,635
   Texas State, Eclipse Funding Trust,
      Solar Eclipse-El Paso Project,
      GO, MBIA (A)
      3.810%, 06/07/07                                    3,990           3,990
   Texas State, Municipal Gas
      Acquisition & Supply, RB (A)
      3.840%, 06/07/07                                   14,800          14,800
   Texas State, Municipal Securities
      Trust Certificates, Ser 2007-305,
      Cl A, GO (A)
      3.810%, 06/07/07                                    5,000           5,000
   Texas State, Municipal Securities
      Trust Certificates, Ser 2007-312,
      Cl A, GO (A)
      3.810%, 06/07/07                                    8,025           8,025
   Texas State, TRAN
      4.500%, 08/31/07                                    6,000           6,013
   Texas State, University Systems
      Financing Revenue, RB, FSA (A)
      3.830%, 06/07/07                                    3,000           3,000
   University of Texas, Ser 1328,
      RB (A)
      3.820%, 06/07/07                                    3,995           3,995
                                                                  --------------
                                                                        124,413
                                                                  --------------
UTAH -- 1.3%
   Lehi, Electric Utilities Authority, RB,
      FSA (A)
      3.840%, 06/06/07                                    3,000           3,000
   Riverton, Hospital Authority,
      Ser 1762, RB (A)
      3.820%, 06/07/07                                    8,000           8,000
   Utah State, Water Financing Agency
      Authority, Tender Option, Ser A-17,
      RB, AMBAC (A)
      3.810%, 06/06/07                                    5,000           5,000
                                                                  --------------
                                                                         16,000
                                                                  --------------

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
VERMONT -- 1.6%
   Vermont State, Educational &
      Health Buildings Financing
      Authority, Capital Asset Financing
      Project, Ser 1, RB (A) (B)
      3.800%, 06/07/07                            $       4,925   $       4,925
   Vermont State, Educational &
      Health Buildings Financing
      Authority, Capital Asset Financing
      Project, Ser 2, RB (A) (B)
      3.800%, 06/07/07                                    2,110           2,110
   Vermont State, Educational &
      Health Buildings Financing
      Authority, Copley Hospital Project,
      Ser A, RB (A) (B)
      3.800%, 06/07/07                                    4,050           4,050
   Vermont State, Educational &
      Health Buildings Financing
      Authority, Middlebury College
      Project, Ser B, RB (A)
      3.580%, 11/01/07                                    3,300           3,300
   Vermont State, Educational &
      Health Buildings Financing
      Authority, Porter Hospital Project,
      Cl A, RB (A) (B)
      3.800%, 06/07/07                                    5,000           5,000
                                                                  --------------
                                                                         19,385
                                                                  --------------
VIRGINIA -- 0.0%
   Virginia State, Public Building
      Authority, Ser 131, RB, MBIA (A)
      3.820%, 06/07/07                                      585             585
                                                                  --------------
WASHINGTON -- 3.6%
   Clark County, Public Utility District,
      Municipal Securities Trust
      Receipts, Ser SGA 118, RB,
      FSA (A)
      3.900%, 06/01/07                                    1,000           1,000
   Clark County, School District No.
      11, Ser C34, GO, FSA (A)
      3.970%, 6/01/07                                     5,105           5,105
   Douglas County, Public Utility
      Authority, Ser 3063, RB, FGIC (A)
      3.830%, 06/07/07                                    2,770           2,770
   Everett, Public Facilities District
      Authority, RB (A)
      3.950%, 06/01/07                                    2,825           2,825
   King County, School District, Stars
      Project, GO, FSA (A)
      3.820%, 06/07/07                                    4,380           4,380
   Northwest Washington, Electrical
      Revenue Authority, Ser 2186, RB,
      FSA (A)
      3.840%, 06/07/07                                    3,530           3,530
   Northwest Washington, Electrical
      Revenue Authority, Ser C, RB,
      FSA (A)
      3.830%, 06/07/07                                    5,161           5,161
   Washington State, ABN Amro
      Munitops Certificate Trust,
      Ser 2005-28, RB, MBIA (A)
      3.830%, 06/07/07                                    5,999           5,999
   Washington State, GO, FGIC (A)
      3.830%, 06/07/07                                    5,170           5,170

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Washington State, Housing Finance
      Commission, Christa Project,
      Ser B, RB (A) (B)
      3.820%, 06/07/07                            $       1,545   $       1,545
   Washington State, Housing Finance
      Commission, Eastside Catholic
      School, Ser A, RB (A) (B)
      3.800%, 06/07/07                                    4,000           4,000
   Washington State, Housing Finance
      Commission, Pioneer Human
      Services Program, RB (A) (B)
      3.850%, 06/07/07                                      400             400
   Washington State, Housing Finance
      Commission, St. Vincent De Paul
      Project, Ser A, RB (A) (B)
      3.850%, 06/07/07                                    1,500           1,500
   Washington State, Ser 1095, GO,
      AMBAC (A)
      3.820%, 06/07/07                                        1               1
                                                                  --------------
                                                                         43,386
                                                                  --------------
WEST VIRGINIA -- 1.4%
   Charleston, Building Commission
      Parking Facilities Authority,
      Charleston Town Center Parking
      Project, Ser A, RB (A) (B)
      3.880%, 06/07/07                                    8,700           8,700
   Parkersburg, Industrial
      Development Authority, B-H
      Associates Project, RB (A)
      4.135%, 06/07/07                                    3,500           3,500
   Putnam County, Industrial
      Development Authority, FMC
      Project, RB (A) (B)
      3.900%, 06/01/07                                    5,300           5,300
                                                                  --------------
                                                                         17,500
                                                                  --------------
WISCONSIN -- 3.3%
   Menomonee Falls, Industrial
      Development Authority, Maysteel
      Project, RB (A) (B)
      3.880%, 06/07/07                                    3,000           3,000
   Milwaukee, Redevelopment
      Authority, Montessori Society
      School Project, RB (A) (B)
      4.000%, 06/01/07                                    1,290           1,290
   Oak Creek-Franklin, Joint School
      District, BAN
      4.250%, 02/01/08                                    2,000           2,000
   Waupaca, Narrower-Term
      Anticipation Notes
      3.750%, 04/01/08                                    1,000           1,000
   Wisconsin State, Health &
      Educational Facilities Authority,
      Alverno College Project, RB (A) (B)
      3.950%, 06/01/07                                    3,100           3,100
   Wisconsin State, Health &
      Educational Facilities Authority,
      Beloit Memorial Hospital Project,
      RB, Radian Insured (A)
      3.950%, 06/01/07                                    8,540           8,540

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wisconsin State, Health &
      Educational Facilities Authority,
      Hospice Care Holdings Inc.
      Project, RB (A) (B)
      3.780%, 06/07/07                            $       1,045   $       1,045
   Wisconsin State, Health &
      Educational Facilities Authority,
      Lutheran College Project,
      RB (A) (B)
      3.950%, 06/01/07                                      300             300
   Wisconsin State, Health &
      Educational Facilities Authority,
      Madison Family Medicine Project,
      RB (A) (B)
      4.080%, 06/07/07                                    4,460           4,460
   Wisconsin State, Health &
      Educational Facilities Authority,
      Mercy Health Systems Project,
      Ser C, RB (A) (B)
      3.780%, 06/07/07                                    2,225           2,225
   Wisconsin State, Health &
      Educational Facilities Authority,
      Meriter Hospital Project,
      RB (A) (B)
      3.950%, 06/01/07                                    3,050           3,050
   Wisconsin State, Health &
      Educational Facilities Authority,
      National Regency New Berlin
      Project, RB (A) (B)
      3.950%, 06/01/07                                    4,900           4,900
   Wisconsin State, Health &
      Educational Facilities Authority,
      Oakwood Project, Ser B,
      RB (A) (B)
      3.790%, 06/07/07                                      800             800
   Wisconsin State, Health &
      Educational Facilities Authority,
      Riverview Hospital Association
      Project, RB (A) (B)
      3.950%, 06/01/07                                    2,000           2,000
   Wisconsin State, School District,
      Ser A2, COP
      4.500%, 09/19/07                                    2,100           2,106
                                                                  --------------
                                                                         39,816
                                                                  --------------
MULTI-STATE -- 2.2%
   BB&T Municipal Trust, Ser 1002,
      RB (A) (B)
      3.940%, 06/07/07                                    9,400           9,400
   BB&T Municipal Trust, Ser 1004,
      RB (A) (B)
      4.020%, 07/01/07                                   17,000          17,000
                                                                  --------------
                                                                         26,400
                                                                  --------------
Total Municipal Bonds
   (Cost $1,231,464) ($ Thousands)                                    1,231,464
                                                                  --------------
Total Investments -- 101.8%
   (Cost $1,231,464) ($ Thousands) +                              $   1,231,464
                                                                  ==============

Percentages are based on net assets of $1,209,347 ($ Thousands).

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2007. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in connection with a letter of credit issued by a major bank.

(C)      Securities are collateralized under an agreement from FHLMC and FNMA.

(D) Pre-Refunded Security - The maturity date shown is the pre-refunded date.

(E)      Security is escrowed to maturity.

AMBAC    American Municipal Bond Assurance Company
BAN      Bond Anticipation Note
CIFG     CDC IXIS Financial Guaranty
Cl       Class
COP      Certificate of Participation
FGIC     Financial Guaranty Insurance Company
FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
FSA      Financial Security Assistance
GAF      General Access Facility
GO       General Obligation
MBIA     Municipal Bond Insurance Association
Radian   Radian Asset Assurance
RAN      Revenue Anticipation Note
RB       Revenue Bond
ROC      Renewable Obligation Certificate
SAN      State Aid Note
Ser      Series
TA       Tax Allocation
TAN      Tax Anticipation Note
TAW      Tax Anticipation Warrant
TRAN     Tax and Revenue Anticipation Note

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Massachusetts Tax Free Money Market Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.8%

MASSACHUSETTS -- 100.8%
   Berkshire, Regional Transportation
      Authority, RAN
      4.250%, 09/14/07                            $       1,440   $       1,442
   Cape Ann Transportation Authority,
      RAN
      4.250%, 07/12/07                                    2,200           2,201
   Cape Cod, Regional Transit
      Authority, RAN
      3.950%, 07/31/07                                    2,700           2,700
   Greater Lawrence, Regional
      Vocational Technical Highway
      Authority, RAN
      4.000%, 06/29/07                                    2,500           2,501
   Lynn, BAN
      4.250%, 05/02/08                                    3,000           3,014
   Mashpee, Water District Authority,
      BAN
      4.500%, 08/16/07                                    1,000           1,001
   Massachusetts Bay, Transportation
      Authority, ROC (A)
      3.810%, 06/07/07                                    1,200           1,200
   Massachusetts State, Development
      Finance Agency, Assumption
      College Project, Ser A, RB (A) (B)
      3.790%, 06/06/07                                    2,930           2,930
   Massachusetts State, Development
      Finance Agency, Belmont Day
      School Project, RB (A) (B)
      3.790%, 06/07/07                                    2,500           2,500
   Massachusetts State, Development
      Finance Agency, Boston College
      High School Project, RB (A) (B)
      3.790%, 06/06/07                                    3,000           3,000
   Massachusetts State, Development
      Finance Agency, Briarwood
      Retirement Project, Ser A,
      RB (A) (B)
      3.770%, 06/07/07                                    2,900           2,900
   Massachusetts State, Development
      Finance Agency, Elderhostel Inc.
      Project, RB (A) (B)
      3.790%, 06/07/07                                    2,865           2,865
   Massachusetts State, Development
      Finance Agency, ISO New
      England Project, RB (A) (B)
      3.790%, 06/07/07                                    3,000           3,000
   Massachusetts State, Development
      Finance Agency, Marine
      Biological Lab Project, RB (A) (B)
      3.790%, 06/07/07                                    3,200           3,200
   Massachusetts State, Development
      Finance Agency, Marino
      Foundation Project, RB (A) (B)
      3.760%, 06/07/07                                    1,800           1,800
   Massachusetts State, Development
      Finance Agency, Northfield Mount
      Hermon Project, Ser A, RB,
      Radian Insured (A)
      3.840%, 06/07/07                                    3,200           3,200
   Massachusetts State, Development
      Finance Agency, Scandinavian
      Living Center Project, RB (A) (B)
      3.770%, 06/07/07                                    2,800           2,800

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
      Finance Agency, Ser 563,
      ROC (A)
      3.810%, 06/07/07                            $         560   $         560
   Massachusetts State, Development
      Finance Agency, Suffolk
      University Project, Ser A, RB (A)
      3.810%, 06/06/07                                    2,980           2,980
   Massachusetts State, Development
      Finance Agency, Walnut Hill
      School District, RB (A) (B)
      3.790%, 06/06/07                                      545             545
   Massachusetts State, Development
      Finance Agency, Wentworth
      Institute Project, RB, AMBAC (A)
      3.790%, 06/07/07                                    1,000           1,000
   Massachusetts State, Federal
      Highway Authority, RB (A)
      3.790%, 06/07/07                                    1,840           1,840
   Massachusetts State, Health &
      Educational Authority, CIL Realty
      Project, RB (A) (B)
      3.750%, 06/06/07                                    2,000           2,000
   Massachusetts State, Health &
      Educational Facilities Authority,
      Capital Assets Program, Ser E,
      RB (A) (B)
      3.860%, 06/01/07                                    1,350           1,350
   Massachusetts State, Health &
      Educational Facilities Authority,
      Falmouth Assisted Living Project,
      Ser A, RB (A) (B)
      3.790%, 06/07/07                                    3,200           3,200
   Massachusetts State, Health &
      Educational Facilities Authority,
      RB (A)
      3.790%, 06/07/07                                    3,000           3,000
   Massachusetts State, Health &
      Educational Facilities Authority,
      Ser 954, RB, AMBAC (A)
      3.810%, 06/07/07                                    3,200           3,200
   Massachusetts State, Health &
      Educational Facilities Authority,
      Sherrill House Project, Ser A-1,
      RB (A) (B)
      3.770%, 06/07/07                                      900             900
   Massachusetts State, Housing
      Finance Agency, Ser 2004-1055,
      RB (A)
      3.810%, 06/07/07                                      695             695
   Massachusetts State, Industrial
      Finance Agency, Governor
      Dummer Academy Project,
      RB (A) (B)
      3.790%, 06/07/07                                      250             250
   Massachusetts State, Industrial
      Finance Agency, TNG Marina Bay
      LLC Project, RB
      Pre-Refunded @ 103 (C)
      7.500%, 12/01/07                                    3,000           3,142
   Massachusetts State, Municipal
      Securities Trust, Ser 2007-317,
      RB, AMBAC (A)
      3.810%, 06/06/07                                    3,700           3,700

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Massachusetts Tax Free Money Market Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Municipal
      Securities Trust, Ser 5028, RB,
      FSA (A)
      3.780%, 06/07/07                            $       2,170   $       2,170
   Massachusetts State, Ser 449, GO,
      AMBAC (A)
      3.810%, 06/07/07                                    1,370           1,370
   Massachusetts State, Turnpike
      Authority, Ser 334, RB, MBIA (A)
      3.810%, 06/07/07                                    2,000           2,000
   Massachusetts State, Water
      Pollution Authority, Ser 867T,
      RB (A)
      3.810%, 06/07/07                                    1,595           1,595
   Montachusett, Regional Transit
      Authority, RAN
      4.500%, 06/15/07                                    2,500           2,501
   Southeastern, Regional
      Transportation Authority, RAN
      3.850%, 09/07/07                                    1,000           1,000
   University of Massachusetts,
      Building Authority, Ser 1, RB,
      AMBAC (A)
      3.760%, 06/06/07                                    1,650           1,650
   Worcester, Regional Transit
      Authority, RAN
      4.200%, 06/29/07                                    1,700           1,700
   Worcester, Ser A, BAN
      4.000%, 11/08/07                                    2,500           2,502
                                                                  --------------
Total Municipal Bonds
   (Cost $87,104) ($ Thousands)                                          87,104
                                                                  --------------
Total Investments -- 100.8%
   (Cost $87,104) ($ Thousands) +                                 $      87,104
                                                                  ==============
Percentages based on net assets of $87,768 ($ Thousands).

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2007. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in connection with a letter of credit issued by a major bank.

(C) Pre-Refunded Security - The maturity date shown is the pre-refunded date.

AMBAC   American Municipal Bond Assurance Company
BAN     Bond Anticipation Note
FSA     Financial Security Assistance
GO      General Obligation
MBIA    Municipal Bond Insurance Association
Radian  Radian Asset Assurance
RAN     Revenue Anticipation Note
RB      Revenue Bond
ROC     Renewable Obligation Certificate
Ser     Series

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.7%

ALABAMA -- 0.5%
   Jefferson County, Public Building
      Authority, RB, AMBAC
      5.000%, 04/01/14                            $       2,000   $       2,127
   Montgomery, BMC Special Care
      Facilities, Baptist Health Project,
      Ser A-2, RB, MBIA (D) (F)
      4.000%, 11/15/13                                    3,000           3,072
                                                                  --------------
                                                                          5,199
                                                                  --------------
ALASKA -- 1.1%
   Alaska State, Energy & Power
      Authority, Bradley Lake Project,
      Ser 4, RB, FSA
      6.000%, 07/01/14                                    2,920           3,250
   Alaska State, Housing Finance
      Authority, Ser A-1, RB
      Callable 06/01/09 @ 100
      6.000%, 06/01/15                                    1,940           2,012
   Alaska State, Housing Finance
      Authority, Ser B,RB, MBIA
      Callable 06/01/15 @ 100
      5.000%, 12/01/20                                    5,000           5,252
   Alaska State, International Airports,
      Ser A, RB, MBIA
      5.000%, 10/01/12                                    2,000           2,085
                                                                  --------------
                                                                         12,599
                                                                  --------------
ARIZONA -- 2.8%
   Arizona State, Agricultural
      Improvement & Power Authority,
      Salt River Project, Ser B, RB
      Callable 01/01/13 @ 100
      5.000%, 01/01/25                                    4,000           4,147
   Arizona State, Health Facilities
      Authority, Banner Health Project,
      Ser A, RB
      Callable 01/01/17 @ 100
      5.000%, 01/01/18                                    4,500           4,741
   Arizona State, Transportation
      Board, Sub-Ser A, RB
      5.250%, 07/01/13                                    2,000           2,148
   Marana, Tangerine Farms
      Redevelopment Improvement
      Project, SA
      Callable 07/01/16 @ 100
      4.600%, 01/01/26                                    1,295           1,262
   Mesa, Utility Systems Authority, RB,
      FGIC
      6.500%, 07/01/11                                    3,865           4,249
   Mesa, Utility Systems Authority, RB,
      FGIC (D)
      7.125%, 07/01/11                                    7,000           7,865
   Pima County, Industrial
      Development Authority, Capital
      Appreciation, Ser B, RB
      Callable 03/01/14 @ 101 (G)
      4.550%, 09/01/25                                    1,610           1,633
   Pima County, Unified School District
      No. 1, GO, FSA
      Callable 07/01/12 @ 100
      4.750%, 07/01/14                                    3,000           3,111

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pinal County, COP
      Callable 12/01/14 @ 100
      5.000%, 12/01/29                            $       2,000   $       2,045
                                                                  --------------
                                                                         31,201
                                                                  --------------
ARKANSAS -- 0.7%
   Arkansas State, Development
      Finance Authority, Mortgage
      Backed Securities Program,
      Ser A, RB
      Callable 01/01/11 @ 100 (E)
      4.700%, 07/01/16                                      905             918
   Arkansas State, Development
      Finance Authority, Mortgage
      Backed Securities Program,
      Ser D, RB
      Callable 07/01/12 @ 100 (E)
      3.000%, 01/01/24                                    1,165           1,158
   Arkansas State, University of
      Central Arkansas, Auxiliary
      Project, Ser C, RB, AMBAC
      6.125%, 04/01/26                                    1,535           1,851
   Arkansas State, University of
      Central Arkansas, Student Fee
      Project, Ser B, RB, AMBAC
      6.125%, 04/01/26                                    1,535           1,852
   Arkansas State, University of
      Central Arkansas, Student
      Housing Project, Ser A, RB, AMBAC
      6.000%, 04/01/21                                    1,990           2,312
                                                                  --------------
                                                                          8,091
                                                                  --------------
CALIFORNIA -- 12.0%
   Bay Area, Infrastructure Financing
      Authority, State Payment
      Acceleration Project, RB, FGIC
      Callable 08/01/14 @ 100
      5.000%, 08/01/17                                    2,900           3,086
   California State, Department of
      Veteran Affairs, Ser A, RB
      Callable 11/30/11 @ 101
      4.600%, 12/01/28                                    2,000           1,961
   California State, Economic
      Recovery Authority, Ser A, GO, MBIA
      5.250%, 07/01/13                                    2,000           2,152
   California State, GO
      5.250%, 02/01/11                                    2,000           2,094
      5.000%, 02/01/12                                    6,000           6,278
      5.000%, 10/01/12                                   12,425          13,075
      5.000%, 08/01/14                                    1,525           1,620
   California State, GO
      Callable 06/01/15 @ 100
      5.000%, 06/01/31                                    4,500           4,662
   California State, GO
      Callable 08/01/13 @ 100
      5.250%, 02/01/14                                    4,000           4,284
   California State, GO
      Callable 12/01/07 @ 101
      5.250%, 06/01/12                                      690             698
   California State, GO Partially
      Pre-Refunded @ 100 (C)
      6.250%, 10/01/07                                      480             483

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   California State, GO
      Pre-Refunded @ 100 (C)
      5.250%, 06/01/07                            $         150   $         151
   California State, GO, AMBAC
      5.000%, 02/01/14                                    1,000           1,066
   California State, Municipal Finance
      Authority, Community Hospitals
      Project, COP
      Callable 02/01/17 @ 100
      5.250%, 02/01/46                                    3,000           3,057
   California State, Pollution Control
      Financing Authority, Pacific Gas
      Project, RB, FGIC
      Callable 06/01/17 @ 100
      4.750%, 12/01/23                                    4,000           4,010
   California State, Public Works
      Board, Community Colleges
      Project, Ser A, RB
      5.500%, 12/01/10                                    2,475           2,612
   California State, Ser 1, GO
      5.000%, 09/01/15                                    3,625           3,867
   California State, Various Purposes, GO
      5.000%, 06/01/13                                    5,275           5,568
      5.000%, 03/01/14                                    2,150           2,277
   California State, Water Department
      Authority, Central Valley Project,
      Ser Q, RB
      6.000%, 12/01/10                                    2,955           3,175
   California State, Water Department
      Authority, Central Valley Project,
      Ser Q, RB (D)
      6.000%, 12/01/10                                    2,195           2,354
   California Statewide, Communities
      Development Authority, Equity
      Residential Project, Ser C, RB (A)
      5.200%, 06/15/07                                    2,750           2,815
   California Statewide, Communities
      Development Authority, Kaiser
      Permanente Project, Ser B,
      RB (A)
      4.364%, 07/01/07                                    2,000           2,002
      3.900%, 06/01/07                                    2,450           2,411
   California Statewide, Communities
      Development Authority, Kaiser
      Permanente Project, Ser B, RB
      Callable 03/01/16 @ 100
      5.250%, 03/01/45                                    5,500           5,702
   California Statewide, Communities
      Development Authority, Kaiser
      Permanente Project, Ser E,
      RB (A)
      3.875%, 06/18/07                                    3,500           3,493
   California Statewide, Communities
      Development Authority, Pollution
      Control, Southern California
      Education Project, Ser A, RB,
      XLCA (A)
      4.100%, 06/01/07                                    1,890           1,902
   Golden State, Tobacco
      Securitization Project,
      Asset-Backed, Ser A-1, RB
      Callable 06/01/07 @ 100
      4.500%, 06/01/27                                   10,000           9,768

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Golden State, Tobacco
      Securitization Project,
      Asset-Backed, Ser A-2, RB
      Callable 06/01/22 @ 100 (F)
      1.230%, 06/01/37                            $       2,250   $       1,723
   Golden State, Tobacco
      Securitization Project, Capital
      Appreciation Project, Ser A, RB, AMBAC
      Callable 06/01/18 @ 100 (F)
      1.240%, 06/01/23                                    3,500           3,064
   Golden State, Tobacco
      Securitization Project, Enhanced
      Project, RB, FGIC
      Pre-Refunded @ 100 (C)
      5.500%, 06/01/13                                    3,000           3,254
   Golden State, Tobacco
      Securitization Project, Enhanced
      Project, Ser A, RB
      Callable 06/01/10 @ 100
      5.000%, 06/01/20                                    1,000           1,029
   Golden State, Tobacco
      Securitization Project,
      Ser 2003-A-1, RB
      Callable 07/05/07 @ 100
      5.000%, 06/01/21                                    6,700           6,709
   Kings River, Conservation District,
      Peaking Project, COP
      5.000%, 05/01/12                                    2,300           2,387
   Lammersville, School District #2002,
      Mountain House Project, Special
      Tax Obligation
      Callable 09/01/16 @ 100
      5.125%, 09/01/35                                    1,000           1,008
   Long Beach, Unified School District,
      Ser D, GO, FSA
      Callable 08/01/10 @ 101
      5.000%, 08/01/31                                    2,250           2,314
   Los Angeles, Unified School District,
      Ser A-2, GO, FGIC
      Callable 07/01/17 @ 100
      4.250%, 01/01/28                                      645             618
   Northern California, Tobacco
      Securitization Authority,
      Asset-Backed, Ser A-1, RB,
      Callable 06/01/15 @ 100
      4.750%, 06/01/23                                      980             985
   Roseville Westpark Community
      Facilities District #1,
      Special Tax Obligation
      Callable 09/01/07 @ 103
      5.200%, 09/01/26                                    1,000           1,012
   San Diego County, Regional Airport
      Authority, RB, AMBAC
      5.000%, 07/01/11                                    2,135           2,214
   Southern California, Metropolitan
      Water District, Ser B, RB
      5.000%, 07/01/14                                    3,800           4,078
   Torrance, Redevelopment Agency,
      Senior Lien, Ser C, TA, MBIA
      5.000%, 09/01/08                                      830             844
   University of California, Ser A,
      RB, AMBAC
      5.000%, 05/15/13                                    5,500           5,854
                                                                  --------------
                                                                        133,716
                                                                  --------------

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
COLORADO -- 0.7%
   Colorado State, Department of
      Corrections, Penitentiary II
      Project, Ser B, COP, AMBAC
      5.000%, 03/01/15                            $       2,500   $       2,670
   Colorado State, Housing Finance
      Authority, Single-Family
      Housing Project, Ser C-3, RB
      Callable 11/01/07 @ 105
      6.750%, 05/01/17                                       45              46
   Colorado State, Housing Finance
      Authority, Single-Family
      Housing Project, Sub-Ser C, RB
      Callable 08/01/11 @ 102
      4.875%, 08/01/13                                      280             280
   Colorado State, Public Highway
      Authority, E-470 Project, Ser A,
      RB, MBIA
      5.000%, 09/01/15                                    4,725           5,060
                                                                  --------------
                                                                          8,056
                                                                  --------------
CONNECTICUT -- 0.1%
   Connecticut State, Special Tax
      Obligation, Ser B, RB
      6.125%, 09/01/12                                    1,100           1,186
                                                                  --------------
DISTRICT OF COLUMBIA -- 1.1%
   District of Columbia, Convention
      Center Project, Senior Lien, RB, AMBAC
      Callable 10/01/08 @ 101
      5.250%, 10/01/12                                    3,000           3,088
   District of Columbia, Metropolitan
      Washington Airport, Ser A, RB, MBIA
      5.000%, 10/01/12                                    2,645           2,764
   District of Columbia, Ser A-1, GO, MBIA
      6.500%, 06/01/09                                    1,085           1,142
   District of Columbia, Ser B, GO, MBIA
      6.000%, 06/01/11                                    4,420           4,760
                                                                  --------------
                                                                         11,754
                                                                  --------------

FLORIDA -- 6.7%
   Broward County, Airport System
      Authority, Ser L, RB, AMBAC
      Callable 10/01/14 @ 100
      5.000%, 10/01/16                                    3,500           3,702
   East Homestead, Community
      Development District, Ser B, SA
      5.000%, 05/01/11                                    2,365           2,353
   Escambia County, Health Facilities
      Authority, Ascension Health Credit
      Project, Ser A, RB
      5.250%, 11/15/13                                    1,500           1,601
   Florida State, Board of Education,
      Capital Outlay-2006 Project,
      Ser A, GO
      5.000%, 06/01/16                                    5,000           5,363
   Florida State, Division of Finance
      Board, Environmental Protection
      Project, RB, FSA
      6.000%, 07/01/13                                    3,490           3,879
   Florida State, Florida Hurricane
      Catastrophe Fund, Ser A, RB
      5.250%, 07/01/12                                    2,500           2,647

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Florida State, Housing Finance
      Authority, Homeowner Mortgage
      Project, Ser 1, RB, FSA
      Callable 07/01/10 @ 100
      5.750%, 01/01/17                            $         115   $         115
   Highlands County, Health Facilities
      Authority, Hospital-Adventist Health
      Systems Project, Ser C, RB
      Callable 11/15/16 @ 100
      5.250%, 11/15/36                                    4,000           4,151
   Hillsborough County, Aviation
      Authority, Tampa International
      Airport Project, Ser A, RB, FSA
      5.500%, 10/01/09                                    4,820           5,003
   Hillsborough County, Capacity
      Assessment Project, Special
      Assessment, FGIC
      5.000%, 03/01/16                                    3,375           3,576
   Hillsborough County, School Board,
      COP, MBIA
      5.000%, 07/01/16                                    1,290           1,374
   Jacksonville, Aviation Authority,
      RB, AMBAC
      5.000%, 10/01/15                                    2,910           3,064
   Jacksonville, Economic
      Development Commission, Mayo
      Clinic Project, RB
      Callable 05/15/16 @ 100
      5.000%, 11/15/36                                    3,000           3,061
   Lakeland, Hospital System
      Authority, Regional Health System
      Project, RB
      Callable 11/15/16 @ 100
      5.000%, 11/15/32                                    4,000           4,054
   Lee County, Solid Waste Systems
      Authority, RB, MBIA
      5.250%, 10/01/09                                    2,500           2,568
   Lee, Memorial Health System
      Project, Ser A, Ser A, RB
      Callable 04/01/17 @ 100
      5.000%, 04/01/37                                    4,500           4,552
   Miami-Dade County, Educational
      Facilities Authority, University
      Miami Project, Ser B, RB, AMBAC
      5.000%, 04/01/17                                    2,000           2,139
   Miami-Dade County, Jackson
      Health Systems Project, Ser B,
      RB, MBIA
      5.000%, 06/01/14                                    4,370           4,620
   Miami-Dade County, Miami International
      Airport, Ser B, RB, FSA
      Callable 10/01/07 @ 102
      5.000%, 10/01/11                                    3,300           3,359
   Miami-Dade County, Ser CC, GO, AMBAC
      7.125%, 10/01/08                                    1,470           1,533
   Orlando, Utilities Commission, RB
      5.000%, 10/01/13                                    2,500           2,650
   Palm Beach County, Solid Waste
      Authority, RB, AMBAC
      5.000%, 10/01/11                                    3,000           3,120
   Palm Beach County, Solid Waste
      Authority, Ser A, RB, AMBAC
      6.000%, 10/01/08                                    3,300           3,392

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Palm Coast, Utilities Systems
      Authority, RB, MBIA
      Callable 04/01/17 @ 100
      5.000%, 10/01/24                            $       2,000   $       2,101
                                                                  --------------
                                                                         73,977
                                                                  --------------
GEORGIA -- 2.8%
   Atlanta, Apartment Revenue, Ser D,
      RB, FGIC
      5.250%, 01/01/12                                    2,500           2,624
   Gainesville, Redevelopment
      Authority, Riverside Military
      Academy Project, RB
      Callable 03/01/17 @ 100
      5.125%, 03/01/37                                    2,000           2,027
   Georgia State, Housing & Finance
      Authority, Single Family Mortgage,
      Sub-Ser B-4, RB
      Callable 11/01/09 @ 100
      5.250%, 06/01/20                                    3,565           3,602
   Georgia State, Main Street Natural
      Gas, Ser A, RB
      5.000%, 03/15/14                                    3,560           3,748
      5.000%, 03/15/18                                    2,800           2,967
   Georgia State, Main Street Natural
      Gas, Ser B, RB
      5.000%, 03/15/15                                    1,850           1,948
   Georgia State, Municipal Electric
      Power Authority, RB, AMBAC
      7.000%, 01/01/08                                    4,355           4,435
   Georgia State, Municipal Electric
      Power Authority, RB, AMBAC (D)
      7.000%, 01/01/08                                      145             148
   Georgia State, Municipal Electric
      Power Authority, Ser V, RB, MBIA
      6.500%, 01/01/12                                      100             111
      6.500%, 01/01/12                                    3,135           3,338
   Georgia State, Ser D, GO
      6.700%, 08/01/10                                    3,600           3,910
   Savannah, Hospital Authority,
      St. Joseph's Health Systems
      Project, Ser B, RB, FSA
      Callable 01/01/09 @ 101
      5.250%, 07/01/09                                    2,625           2,695
                                                                  --------------
                                                                         31,553
                                                                  --------------
HAWAII -- 0.1%
   Honolulu City & County, Water
      Authority, Ser B, RB, MBIA
      5.000%, 07/01/15                                    1,000           1,053
                                                                  --------------
IDAHO -- 0.3%
   Idaho State, Health Facilities
      Authority, St. Luke's Regional
      Medical Center Project,
      RB, FSA (A)
      3.800%, 06/01/07                                      900             900
   Idaho State, Housing & Finance
      Association, Ser C, Cl I-III, RB
      Callable 01/01/15 @ 100
      5.100%, 01/01/27                                    2,325           2,348

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Idaho State, Housing & Finance
      Association, Single-Family
      Mortgage Project, Ser C, RB
      Callable 01/01/11 @ 100
      5.600%, 01/01/21                            $         275   $         281
                                                                  --------------
                                                                          3,529
                                                                  --------------
ILLINOIS -- 3.6%
   Chicago, Board of Education,
      School Reform Project, Ser A,
      GO, FGIC
      5.250%, 12/01/17                                    2,330           2,563
   Chicago, O'Hare International
      Airport, RB, AMBAC
      Callable 01/01/10 @ 101
      5.500%, 01/01/12                                    7,500           7,834
   Chicago, Public Building Commerce
      Building, Chicago Transit
      Authority, RB, AMBAC (D)
      5.000%, 03/01/13                                    2,000           2,114
   Chicago, Ser A, GO, MBIA
      Callable 01/01/13 @ 100
      5.000%, 01/01/34                                    1,240           1,276
   Chicago, Ser A-2, GO, AMBAC
      6.125%, 01/01/12                                    5,000           5,459
   Chicago, Tax Increment Allocation,
      Ser A, TA, AMBAC (F)
      4.150%, 12/01/07                                    6,970           6,843
   Cook County, GO, MBIA (D)
      7.250%, 11/01/07                                      710             720
   Illinois State, Development
      Financing Authority, Community
      Rehabilitation Providers Project,
      Ser A, RB
      5.700%, 07/01/07                                    1,290           1,290
   Illinois State, Development
      Financing Authority, Student
      Housing Project, Ser A, RB
      5.000%, 06/01/11                                    1,040           1,070
   Illinois State, Educational Facilities
      Authority, Loyola University
      Project, Ser A, RB (D)
      7.000%, 07/01/07                                    2,370           2,376
   Illinois State, Finance Authority,
      Educational Advancement Fund
      Project, Ser B, RB
      Callable 11/01/16 @ 100
      5.000%, 05/01/30                                    2,695           2,725
   Illinois State, Health Facilities
      Authority, Condell Medical Center
      Project, RB
      6.000%, 05/15/10                                      675             686
   Illinois State, Housing Development
      Authority, Multi-Family Housing
      Project, Ser G, RB
      Callable 07/01/16 @ 100
      4.850%, 01/01/37                                      800             802
   Southern Illinois, University Housing
      & Auxiliary Facilities Systems
      Project, Ser A, RB, AMBAC
      5.250%, 04/01/20                                    2,000           2,208
   University of Illinois, Auxiliary
      Facilities System, Ser A, RB, AMBAC
      5.500%, 04/01/14                                    2,000           2,184
                                                                  --------------
                                                                         40,150
                                                                  --------------

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
INDIANA -- 1.7%
   Indiana State, Finance Authority,
      State Revolving Fund Program,
      Ser A, RB
      5.000%, 02/01/16                            $       3,000   $       3,213
   Indiana State, Health Facilities
      Financing Authority, Ascension
      Health Sub Credit Project,
      Ser A, RB
      5.000%, 04/01/11                                    4,900           5,074
   Indiana State, Office Building
      Commission, State Office Building II
      Facilities Project, Ser D, RB
      6.900%, 07/01/11                                    4,860           5,107
   Indianapolis, Local Public
      Improvement Bond Bank,
      Indianapolis Airport Authority,
      Ser F, RB, AMBAC
      5.000%, 01/01/15                                    2,000           2,104
   Indianapolis, Thermal Energy
      Systems Project, Ser A, RB, MBIA
      Callable 10/01/11 @ 101
      5.500%, 10/01/12                                    2,860           3,064
                                                                  --------------
                                                                         18,562
                                                                  --------------
IOWA -- 0.5%
   Tobacco Settlement Authority, Ser B
      Pre-Refunded @ 101 (C)
      5.600%, 06/01/11                                    5,000           5,356
                                                                  --------------
KANSAS -- 0.8%
   Lawrence, Hospital Authority,
      Memorial Hospital Project, RB
      Callable 07/01/16 @ 100
      5.125%, 07/01/36                                    5,620           5,782
   Sedwick & Shawnee Counties,
      Mortgage-Backed Securities
      Program, Ser B-3, RB
      Callable 12/01/16 @ 104
      5.250%, 12/01/38                                    2,000           2,056
   Wyandotte County, Legends Village
      West Project, RB
      Callable 10/01/16 @ 100
      4.875%, 10/01/28                                    1,490           1,477
                                                                  --------------
                                                                          9,315
                                                                  --------------
KENTUCKY -- 0.4%
   Louisville & Jefferson County,
      Norton Healthcare Project, RB
      Callable 10/01/16 @ 100
      5.250%, 10/01/36                                    4,500           4,650
                                                                  --------------
LOUISIANA -- 0.7%
   De Soto Parish, Pollution Control
      Authority, International Paper
      Projects, Ser A, RB
      5.000%, 10/01/12                                    3,600           3,696
   Louisiana State, Gas & Fuels Tax,
      Ser A, RB, FGIC
      Callable 05/01/16 @ 100
      5.000%, 05/01/41                                    3,000           3,116

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Louisiana State, Public Facilities
      Authority, Archdiocese of New
      Orleans Project, RB, CIFG
      Callable 07/01/17 @ 100
      5.000%, 07/01/20                            $         880   $         922
                                                                  --------------
                                                                          7,734
                                                                  --------------

MARYLAND -- 0.9%
   Maryland State, Department of
      Transportation, Port
      Administration Facilities
      Project, COP, AMBAC
      5.250%, 06/15/14                                    1,335           1,423
   Maryland State, Economic
      Development Authority, Towson
      University Project, Ser A, RB
      Callable 07/01/09 @ 100
      5.000%, 07/01/39                                      635             633
   Maryland State, Economic
      Development Authority, Towson
      University Project, Ser A, RB
      Callable 07/01/17 @ 100
      5.250%, 07/01/37                                    2,000           2,060
   Maryland State, Maryland Health &
      Higher Educational Facilities
      Authority, Carroll Hospital Center
      Project, RB
      Callable 07/01/16 @ 100
      5.000%, 07/01/40                                    1,000           1,006
   Maryland State, State & Local
      Facilities, Capital Improvements
      Project, Ser A, GO
      5.500%, 08/01/14                                    4,000           4,414
                                                                  --------------
                                                                          9,536
                                                                  --------------
MASSACHUSETTS -- 5.0%
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB
      5.500%, 03/01/12                                    3,300           3,443
   Massachusetts Bay, Transportation
      Authority, Ser A, RB
      5.000%, 07/01/19                                    5,000           5,376
   Massachusetts State, Construction
      Loan, Ser C, RB, AMBAC (D)
      5.000%, 08/01/10                                      190             197
   Massachusetts State, Development
      Finance Agency, Biomedical
      Research Project, Ser C, RB
      Callable 08/01/10 @ 101
      6.000%, 08/01/11                                    1,000           1,053
   Massachusetts State, Development
      Finance Agency, Boston
      University Project, Ser R-2, RB,
      XLCA (A)
      3.740%, 06/01/07                                      190             190
   Massachusetts State, Health &
      Educational Facilities Authority,
      Berklee College of Music Project,
      Ser E, RB, MBIA
      Callable 10/01/07 @ 102
      5.100%, 10/01/27                                    2,000           2,038

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Intermediate - Term Municipal Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
      Educational Facilities Authority,
      Lahey Clinic Medical Center
      Project, Ser C, RB, FGIC
      5.000%, 08/15/14                            $       2,395   $       2,539
   Massachusetts State, Health &
      Educational Facilities Authority,
      Lowell General Hospital Project,
      Ser B, RB, FSA
      Callable 07/19/07 @ 102
      5.250%, 06/01/11                                    1,585           1,619
   Massachusetts State, Municipal
      Wholesale Electric Project No. 6-A,
      RB, MBIA
      5.500%, 07/01/09                                    4,000           4,136
   Massachusetts State, School
      Building Authority, Ser A, RB, FSA
      Callable 8/15/15 @ 100
      5.000%, 08/15/30                                    5,000           5,232
   Massachusetts State, Ser A, GO
      5.250%, 08/01/15                                    5,000           5,431
   Massachusetts State, Ser B, GO, FSA
      5.250%, 09/01/21                                    2,500           2,773
      5.250%, 09/01/22                                    2,000           2,222
   Massachusetts State, Ser C, GO, FSA
      5.500%, 12/01/17                                    3,000           3,371
   Massachusetts State, Special
      Obligation, Federal Highway
      Project, Ser A, GAN, FSA
      5.000%, 12/15/14                                   10,000          10,624
   Massachusetts State, Special
      Obligation, Ser A, GAN, FSA
      5.000%, 12/15/13                                    4,000           4,228
   Massachusetts State, Water Resources
      Authority, Ser A, RB, FGIC
      6.125%, 08/01/11                                    1,500           1,632
                                                                  --------------
                                                                         56,104
                                                                  --------------
MICHIGAN -- 2.0%
   Chippewa Valley, School District,
      GO, FSA
      Callable 11/01/16 @ 100
      4.500%, 05/01/22                                    1,735           1,743
   Greater Detroit, Resource Recovery
      Authority, Ser B, RB, AMBAC
      6.250%, 12/13/07                                    1,000           1,013
   Kent, Hospital Finance Authority,
      Spectrum Health Project,
      Ser B, RB
      5.000%, 07/15/11                                    4,250           4,401
   Michigan State, Environmental
      Protection Program, GO
      6.250%, 11/01/12                                    3,000           3,236
   Michigan State, Hospital Finance
      Authority, Henry Ford Health
      Systems Project, Ser A, RB
      Callable 11/15/16 @ 100
      5.250%, 11/15/46                                    2,000           2,064
   Wayne Charter County, Detroit
      Metro Project, Ser A, RB, MBIA
      Callable 12/01/08 @ 101
      5.250%, 12/01/11                                    9,645           9,906
                                                                  --------------
                                                                         22,363
                                                                  --------------

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MINNESOTA -- 0.4%
   Maple Grove, Health Care Authority,
      Hospital Corporation Project, RB
      Callable 05/01/17 @ 100
      5.250%, 05/01/37                            $       1,565   $       1,615
   Maple Grove, Health Facilities
      Authority, North Memorial Health
      Care Project, RB
      Callable 09/01/15 @ 100
      5.000%, 09/01/29                                    2,000           2,030
   St. Paul, Housing & Redevelopment
      Authority, Healthpartners Group
      Project, RB
      Callable 11/15/16 @ 100
      4.625%, 05/15/26                                    1,000             960
                                                                  --------------
                                                                          4,605
                                                                  --------------
MISSISSIPPI -- 0.0%
   Mississippi State, Single-Family
      Housing Authority, Ser D, Cl 6,
      RB (A) (E)
      6.650%, 07/19/07                                      315             330
                                                                  --------------
MISSOURI -- 1.1%
   Missouri State, Development
      Finance Board, Crackerneck
      Creek Project, Ser C, RB
      Callable 03/01/16 @ 100
      5.000%, 03/01/28                                    2,000           2,045
   Missouri State, Development
      Finance Board, Crackerneck
      Creek Project, Ser C, TA
      Callable 03/01/14 @ 100
      5.000%, 03/01/26                                    1,000           1,016
   Missouri State, Joint Municipal
      Electric Utility Commission, Iatan
      2 Project, Ser A, RB, AMBAC
      5.000%, 01/01/15                                    4,120           4,398
   St. Louis, Lambert International
      Airport, Ser A, RB, FSA
      5.000%, 07/01/14                                    4,000           4,247
                                                                  --------------
                                                                         11,706
                                                                  --------------
NEBRASKA -- 0.4%
   Central Plains, Energy Project,
      Ser A, RB
      5.250%, 12/01/21                                    3,750           4,068
                                                                  --------------
NEVADA -- 0.4%
   Clark County, Airport Authority,
      Sub Lien, Ser A-1, RB, AMBAC
      Callable 07/01/17 @ 100
      5.000%, 07/01/19                                    1,000           1,044
   Henderson, Local Improvement
      Districts, Special Assessment
      Callable 09/01/07 @ 103
      5.300%, 09/01/35                                    3,000           3,025
                                                                  --------------
                                                                          4,069
                                                                  --------------
NEW HAMPSHIRE -- 0.2%
   New Hampshire, Health &
      Education Facilities Authority,
      Catholic Medical Center, RB
      Callable 07/01/16 @ 100
      5.000%, 07/01/36                                    1,800           1,789
                                                                  --------------

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Intermediate - Term Municipal Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
NEW JERSEY -- 4.6%
   Gloucester County, Solid Waste
      Improvement Authority, Waste
      Management Project, Ser A, RB
      6.850%, 12/01/29                            $       2,000   $       2,114
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser I, RB
      5.500%, 09/01/15                                    3,110           3,409
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser O, RB
      5.000%, 03/01/13                                    4,000           4,209
   New Jersey State, Educational
      Facilities Authority, Higher
      Education Capital Improvements
      Project, Ser B, RB
      5.750%, 09/01/10                                    4,220           4,455
   New Jersey State, Equipment Lease
      Purchase, Ser A, COP
      5.000%, 06/15/14                                    2,500           2,641
   New Jersey State, Health Care
      Facilities Financing Authority,
      Trinitas Hospital Obligation Group
      Project, Ser A, RB
      Callable 07/01/17 @ 100
      5.250%, 07/01/30                                    2,100           2,140
   New Jersey State, Ser K, GO
      5.125%, 07/15/18                                    6,500           7,065
   New Jersey State, Tobacco
      Settlement Financing Authority, RB
      Pre-Refunded @ 100 (C)
      6.750%, 06/01/13                                    2,645           3,041
   New Jersey State, Transportation
      Trust Fund Authority, RB, AMBAC
      5.250%, 12/15/22                                    5,000           5,528
   New Jersey State, Transportation
      Trust Fund Authority,
      Transportation Systems Project,
      Ser A, RB
      5.250%, 12/15/20                                    7,250           7,951
   New Jersey State, Transportation
      Trust Fund Authority,
      Transportation Systems Project,
      Ser A, RB, AMBAC
      5.500%, 12/15/15                                    2,750           3,042
   New Jersey, Health Care Facilities,
      Computer Programming Project,
      Sub-Ser A-3, RB (A) (B)
      3.720%, 06/01/07                                      300             300
   Tobacco Settlement, Financing
      Authority, RB
      5.500%, 06/01/11                                    2,000           2,120
   Tobacco Settlement, Financing
      Authority, Ser 1A, RB
      Callable 06/01/17 @ 100
      4.500%, 06/01/23                                    3,000           2,939
                                                                  --------------
                                                                         50,954
                                                                  --------------
NEW MEXICO -- 0.6%
   Jicarilla, Apache Nation Reservation
      Project, Ser A, RB
      5.000%, 09/01/11                                    1,000           1,028
      5.000%, 09/01/13                                    3,200           3,318

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New Mexico State, Mortgage
      Finance Authority, Single-Family
      Mortgage Program, Ser C-3, RB
      Callable 07/01/07 @ 102 (G)
      5.950%, 07/01/28                            $         245   $         250
   New Mexico State, Mortgage
      Finance Authority, Single-Family
      Mortgage Program, Ser D-2, RB,
      Callable 07/01/08 @ 102 (G)
      6.000%, 01/01/29                                    2,315           2,356
                                                                  --------------
                                                                          6,952
                                                                  --------------
NEW YORK -- 10.6%
   Dutchess County, Industrial
      Development Authority, IBM
      Project, RB (A)
      5.450%, 06/01/07                                    5,500           5,673
   Liberty, Development Authority,
      Goldman Sachs Headquarters
      Project, RB
      5.250%, 10/01/35                                    1,500           1,666
   Long Island, Power Authority, New
      York Electric Systems Project,
      Ser A, RB, AMBAC
      6.000%, 12/01/07                                    6,000           6,067
   Long Island, Power Authority, Ser E,
      RB, FGIC
      Callable 12/01/16 @ 100
      5.000%, 12/01/17                                    2,000           2,148
      5.000%, 12/01/22                                    2,250           2,379
   Metropolitan New York,
      Transportation Authority, Ser C, RB
      5.000%, 11/15/12                                    2,930           3,079
   New York City, Industrial
      Development Agency, Queens
      Baseball Stadium-Pilot Project,
      RB, AMBAC
      Callable 01/01/17 @ 100
      5.000%, 01/01/46                                    2,000           2,087
      4.750%, 01/01/42                                    1,000           1,012
   New York City, Industrial
      Development Agency, Terminal One
      Group Association Project, RB
      5.500%, 01/01/14                                    2,000           2,143
   New York City, Municipal
      Assistance Authority, Ser I, RB
      Callable 07/01/07 @ 102
      6.250%, 07/01/08                                    2,000           2,044
   New York City, Municipal Water
      Finance Authority, Second
      General Resolution Project,
      Ser DD, RB
      Callable 06/15/12 @ 100
      5.000%, 06/15/39                                    3,000           3,084
   New York City, Ser A, GO
      5.000%, 08/01/14                                    4,000           4,239
   New York City, Ser B, GO
      5.500%, 08/01/11                                    2,000           2,118
      5.250%, 08/01/11                                    2,000           2,099
   New York City, Ser B, GO, XLCA (D)
      7.250%, 08/15/07                                      565             569
   New York City, Ser D, GO
      Callable 11/01/14 @ 100
      5.000%, 11/01/34                                    3,000           3,101
   New York City, Ser G, GO
      5.000%, 08/01/13                                    2,500           2,635

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Intermediate - Term Municipal Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Ser H, GO, FGIC
      Callable 08/01/14 @ 100
      5.000%, 08/01/15                            $       3,500   $       3,720
   New York City, Ser I, GO
      5.000%, 08/01/13                                    2,000           2,108
   New York City, Ser J, GO
      Callable 03/01/15 @ 100
      5.000%, 03/01/17                                    5,000           5,275
      5.000%, 03/01/35                                    3,000           3,105
   New York City, Ser J, GO
      Callable 08/01/07 @ 101
      6.125%, 08/01/11                                        5               5
   New York City, Ser J, GO
      Pre-Refunded @ 101 (C)
      6.125%, 08/01/07                                      365             370
   New York City, Ser J, Sub-Ser J-1, GO
      Callable 06/01/16 @ 100
      5.000%, 06/01/17                                    1,000           1,063
   New York City, Ser K, GO
      Callable 08/01/15 @ 100
      5.000%, 08/01/21                                    5,000           5,228
   New York City, Sub-Ser F-1, GO
      Callable 09/01/15 @ 100
      5.000%, 09/01/17                                    4,000           4,232
   New York City, Transitional Finance
      Authority, Future Secured Tax
      Project, Ser C, RB (D)
      5.500%, 02/01/09                                      150             154
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser A, RB
      Callable 11/01/11 @ 100 (G)
      5.500%, 11/01/26                                    3,250           3,454
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser C, RB
      5.500%, 02/01/09                                      940             966
   New York State, Dormitory
      Authority, Department of Health
      Project, RB
      5.250%, 07/01/10                                    3,040           3,158
   New York State, Dormitory
      Authority, Presbyterian Hospital
      Project, RB, AMBAC
      Callable 02/01/08 @ 101
      4.400%, 08/01/13                                       85              85
   New York State, Dormitory
      Authority, Ser B, RB
      5.250%, 07/01/07                                    7,500           7,917
   New York State, Dormitory
      Authority, Ser B, RB, XLCA (A)
      5.250%, 07/01/07                                    4,275           4,570
   New York State, Dormitory
      Authority, State University
      Educational Facilities, Ser A, RB,
      MBIA
      5.500%, 05/15/13                                    8,125           8,711
   New York State, Environmental
      Facilities Authority, New York City
      Water Project, RB
      5.750%, 06/15/12                                      190             207
   New York State, Mortgage Agency,
      Homeowner Mortgage Project,
      Ser 87, RB
      Callable 09/01/09 @ 100
      5.150%, 04/01/17                                    1,400           1,406

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Tobacco
      Settlement Financing, Ser A-1, RB
      Callable 07/05/07 @ 100
      5.250%, 06/01/12                            $       1,525   $       1,527
   New York State, Urban
      Development, Capital Correctional
      Facilities Project, Ser A, RB,FSA
      6.500%, 01/01/10                                    4,135           4,408
   New York State, Urban
      Development, Ser A, RB
      5.250%, 01/01/21                                    1,000           1,021
      5.000%, 01/01/17                                    1,175           1,215
   Port Authority of New York & New
      Jersey, Ser 131st, RB
      Callable 06/15/13 @ 101
      5.000%, 12/15/13                                    1,550           1,624
   Tsasc, Ser 1, RB
      Callable 06/01/16 @ 100
      4.750%, 06/01/22                                    3,970           3,966
   Tsasc, Ser 1, RB
      Pre-Refunded @ 100 (C)
      5.750%, 07/15/09                                    2,520           2,622
                                                                  --------------
                                                                        118,260
                                                                  --------------
NORTH CAROLINA -- 2.4%
   Charlotte, Convention Facilities
      Project, Ser A, COP
      5.000%, 08/01/13                                    7,300           7,727
   North Carolina State, Capital
      Facilities Finance Agency, Duke
      University Project, Ser A, RB
      Callable 10/01/16 @ 100
      5.000%, 10/01/44                                    3,170           3,294
   North Carolina State, Capital
      Facilities Finance Agency, Duke
      University Project, Ser B, RB
      Callable 10/01/16 @ 100
      4.250%, 07/01/42                                      920             845
   North Carolina State, Medical Care
      Commission, First Mortgage-
      Presbyterian Homes Project, RB
      Callable 10/01/16 @ 100
      5.500%, 10/01/31                                    2,360           2,440
   North Carolina State, Medical Care
      Commission, Novant Health
      Obligation Group Project, Ser A, RB
      5.000%, 11/01/13                                    3,500           3,692
   North Carolina State, Municipal
      Power Agency, Ser A, RB, MBIA
      5.750%, 01/01/09                                    6,850           7,054
   Raleigh-Durham, Airport Authority,
      RB, FGIC
      Callable 05/01/17 @ 100
      5.000%, 05/01/18                                    2,000           2,108
                                                                  --------------
                                                                         27,160
                                                                  --------------
NORTH DAKOTA -- 0.1%
   Williams County, Sales Tax, RB
      Callable 11/01/14 @ 100
      5.000%, 11/01/31                                    1,000           1,010
                                                                  --------------
OHIO -- 0.6%
   Erie County, Hospital Facilities
      Authority, Firelands Regional
      Medical Center, Ser A, RB
      5.500%, 08/15/10                                    1,000           1,027

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Intermediate - Term Municipal Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lakewood, Hospital Improvements
      Authority, Lakewood Hospital
      Association Project, RB
      5.500%, 02/15/13                            $       2,500   $       2,641
   Ohio State, GO
      6.100%, 08/01/12                                    2,000           2,206
   Ohio State, Higher Educational
      Facilities Authority, Case Weston
      Reserve University Project, RB
      6.250%, 10/01/18                                    1,000           1,187
                                                                  --------------
                                                                          7,061
                                                                  --------------
OKLAHOMA -- 0.2%
   Tulsa, Industrial Development
      Authority, University of Tulsa
      Project, RB
      Callable 10/01/16 @ 100
      5.000%, 10/01/37                                    1,850           1,889
                                                                  --------------
PENNSYLVANIA -- 4.7%
   Allegheny County, Hospital
      Development Authority, Childrens
      Hospital of Pittsburgh Project,
      Ser B, RB (A) (B)
      3.780%, 06/07/07                                      500             500
   Allegheny County, Hospital
      Development Authority, Health
      Systems-West Penn Project,
      Ser A, RB
      Callable 11/15/07 @ 100
      5.375%, 11/15/40                                    1,030           1,047
   Allegheny County, Industrial
      Development Authority, UTD
      Jewish Federation Project, Ser-B,
      RB (A) (B)
      3.780%, 06/06/07                                      350             350
   Cumberland County, Municipal
      Authority, Diakon Lutheran
      Ministries Project, RB
      Callable 01/01/17 @ 100
      5.000%, 01/01/36                                    1,715           1,705
   Delaware Valley, Regional Finance
      Authority, RB
      5.750%, 07/01/17                                    3,000           3,363
      5.500%, 07/01/12                                    5,925           6,332
   Erie, Higher Education Building
      Authority, Mercyhurst College
      Project, Ser A, RB
      Callable 03/15/15 @ 100
      4.750%, 03/15/20                                    2,500           2,465
   Kennett, Consolidated School
      District, GO, MBIA
      5.000%, 02/15/15                                    1,000           1,071
   Lancaster County, Higher Education
      Authority, Franklin & Marshall
      College Project, RB
      Callable 04/15/16 @ 100
      5.000%, 04/15/24                                    2,525           2,635
   Lancaster County, Hospital
      Authority, Health Systems Project,
      Ser B, RB
      Callable 03/15/17 @ 100
      5.000%, 03/15/21                                    2,510           2,608

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Montgomery County, Higher
      Education & Health Authority,
      Abington Memorial Hospital
      Project, Ser A, RB
      Callable 06/01/12 @ 101
      5.125%, 06/01/32                            $       3,000   $       3,074
   Montgomery County, Higher
      Education & Health Authority,
      Abington Memorial Hospital
      Project, Ser A, RB, AMBAC
      5.000%, 06/01/08                                    1,000           1,012
   New Castle Area, Hospital Authority,
      Jameson Memorial Hospital, RB,
      MBIA
      5.500%, 07/01/08                                    1,605           1,634
   Pennsylvania State, Economic
      Development Financing Authority,
      Colver Project, Ser F, RB,
      AMBAC
      5.000%, 12/01/14                                    4,000           4,206
   Pennsylvania State, GO, FSA
      5.375%, 07/01/17                                    4,200           4,667
      5.375%, 07/01/18                                    2,500           2,788
   Pennsylvania State, Higher
      Education Facilities Authority,
      Allegheny Delaware Valley
      Obligation Project, Ser A, RB,
      MBIA
      5.500%, 11/15/08                                    1,000           1,015
   Pennsylvania State, Higher
      Education Facilities Authority,
      Waynesburg College, Ser J4,
      RB (A) (B)
      3.300%, 11/01/07                                    3,600           3,570
   Pennsylvania State, Housing
      Finance Agency, Single-Family
      Mortgage Project, RB
      Callable 07/19/07 @ 102 (G)
      5.300%, 10/01/07                                    1,000           1,002
   Pennsylvania State, Industrial
      Development Authority, RB,
      AMBAC
      7.000%, 07/01/07                                    1,000           1,002
   Pennsylvania State, Turnpike
      Commission, Ser B, RB,
      AMBAC (A)
      3.750%, 06/04/07                                      100             100
   Philadelphia, Industrial
      Development Authority,
      Newcourtland Elder Services
      Project, RB (A)
      3.850%, 06/01/07                                      200             200
   Sayre, Healthcare Facilities, Guthrie
      Health Project, Ser A, RB
      6.000%, 12/01/11                                    3,420           3,658
   Scranton-Lackawanna, Health &
      Welfare Authority, Community
      Medical Center Project, RB, MBIA
      5.500%, 07/01/07                                    2,585           2,588
   Westmoreland County, Municipal
      Authority, Special Obligation (D)
      9.125%, 07/01/10                                       45              48
                                                                  --------------
                                                                         52,640
                                                                  --------------

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
PUERTO RICO -- 6.3%
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser TT, RB
      Callable 07/01/07 @ 100
      5.000%, 07/01/18                            $       2,500   $       2,644
   Puerto Rico Commonwealth,
      Government Development Bank
      Authority, Ser B, RB
      5.000%, 12/01/11                                    3,000           3,114
      5.000%, 12/01/13                                    1,000           1,049
   Puerto Rico Commonwealth,
      Government Development Bank
      Authority, Ser C, RB
      5.250%, 01/01/15                                    1,725           1,820
   Puerto Rico Commonwealth, Highway &
      Transportation Authority, Ser M, RB
      Callable 07/01/17 @ 100
      5.000%, 07/01/21                                    4,120           4,309
      5.000%, 07/01/22                                    3,220           3,362
   Puerto Rico Commonwealth,
      Infrastructure Financing Authority,
      Ser B, Special Tax
      Callable 07/01/16 @ 100
      5.000%, 07/01/46                                    2,000           2,048
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB (G)
      5.500%, 07/01/12                                    2,000           2,126
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser J, RB (G)
      5.000%, 07/01/28                                    7,000           7,240
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriations Project, Ser A,
      RB (A) (B)
      5.750%, 08/01/07                                   27,365          29,033
   Puerto Rico Commonwealth, Public
      Improvements Project, Ser A, GO
      Callable 07/01/16 @ 100
      5.250%, 07/01/30                                    2,000           2,115
   Puerto Rico Commonwealth, Public
      Improvements Project, Ser C,
      GO (A)
      6.000%, 07/01/07                                    5,000           5,105
   Puerto Rico Commonwealth,
      Ser A, GO
      5.000%, 07/01/30                                    1,500           1,552
   University of Puerto Rico, University
      Sytems Project, Ser Q, RB
      Callable 06/01/16 @ 100
      5.000%, 06/01/21                                    3,855           4,017
                                                                  --------------
                                                                         69,534
                                                                  --------------
RHODE ISLAND -- 0.6%
   Rhode Island State, Health &
      Educational Authority, Providence
      Public Schools Financing Project,
      RB, FSA
      5.000%, 05/15/15                                    2,215           2,377
   Rhode Island State, Housing &
      Mortgage Finance Authority,
      Homeownership Opportunity
      Project, Ser 25A, RB
      Callable 10/01/07 @ 102
      4.950%, 10/01/16                                      765             763

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Rhode Island State, Housing &
      Mortgage Finance Authority,
      Homeownership Opportunity
      Project, Ser 49-C, RB
      4.000%, 03/20/08                            $       4,000   $       4,002
                                                                  --------------
                                                                          7,142
                                                                  --------------
SOUTH CAROLINA -- 2.2%
   Charleston County, Educational
      Excellence Finance Authority,
      School District Project, RB
      Callable 12/01/14 @ 100
      5.000%, 12/01/16                                    3,000           3,151
   Greenville County, School District,
      Building Equity Sooner Project, RB
      5.500%, 12/01/17                                    4,000           4,434
   Orangeburg, Joint Governmental
      Action Authority, RB, MBIA
      5.000%, 10/01/13                                    2,800           2,968
   Piedmont, Municipal Power Agency,
      South Carolina Electric, Ser A,
      RB, FGIC
      6.500%, 01/01/16                                      800             940
   Piedmont, Municipal Power Agency,
      South Carolina Electric, Ser A,
      RB, FGIC (D)
      6.500%, 01/01/16                                    1,020           1,206
   Richland County, International
      Paper Projects, Ser A, RB
      4.250%, 10/01/07                                    4,150           4,152
   South Carolina State, Hospital
      Facilities Authority, Medical
      University Project, RB
      Pre-Refunded @ 101 (C)
      5.625%, 07/01/09                                    2,885           3,016
   South Carolina State,
      Transportation Infrastructure
      Bank, Ser A, RB, AMBAC
      Callable 10/01/13 @ 100
      5.000%, 10/01/33                                    4,200           4,347
                                                                  --------------
                                                                         24,214
                                                                  --------------
SOUTH DAKOTA -- 0.1%
   South Dakota State, Health &
      Educational Facilities Authority,
      McKennan Hospital Project,
      RB, MBIA
      6.000%, 07/01/08                                    1,025           1,048
   South Dakota State, Health &
      Educational Facilities Authority,
      Prairie Healthcare Project, RB,
      ACA Insured
      5.200%, 04/01/08                                      235             236
                                                                  --------------
                                                                          1,284
                                                                  --------------
TENNESSEE -- 3.4%
   Hendersonville, Industrial
      Development Authority, Ashford
      83 Association Project, RB
      Callable 07/19/07 @ 102
      5.950%, 12/15/08                                      400             404
   Metropolitan Government Nashville
      & Davidson Counties, Cab
      Converter, RB, FGIC
      7.700%, 01/01/12                                    5,000           5,538

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Metropolitan Nashville, Airport
      Authority, Improvements Project,
      Ser A, RB
      6.600%, 07/01/08                            $       2,000   $       2,058
   Shelby County, Health &
      Educational Facilities Authority,
      Baptist Memorial Healthcare,
      Ser A, RB (A)
      5.000%, 09/01/07                                    8,200           8,308
   Sullivan County, Health Educational
      & Housing Authority, Wellmont
      Health Systems Project,
      Ser C, RB
      Callable 09/01/16 @ 100
      5.250%, 09/01/36                                    2,000           2,053
   Tennessee State, Energy
      Acquisition Project, Ser A, RB
      5.250%, 09/01/21                                    5,000           5,424
      5.000%, 09/01/16                                    6,000           6,369
   Tennessee State, Energy
      Acquisition Project, Ser C, RB
      5.000%, 02/01/14                                    3,170           3,331
      5.000%, 02/01/23                                    4,000           4,204
                                                                  --------------
                                                                         37,689
                                                                  --------------
TEXAS -- 7.4%
   Austin, Independent School
      District, GO
      5.250%, 08/01/15                                    3,000           3,259
   Austin, Utility Systems, RB, AMBAC
      6.750%, 11/15/12                                    5,000           5,664
   Carrollton, Farmers Branch
      Independent School District, GO
      Callable 02/15/09 @ 100
      5.750%, 02/15/10                                    1,605           1,656
   Clear Creek Island, Independent
      School District, Ser A, GO
      5.000%, 02/15/17                                    1,885           2,024
   Corpus Christi, Utilities Systems
      Improvement Authority, RB
      Callable 07/15/16 @ 100
      4.500%, 07/15/23                                    2,000           1,986
   Dallas, Area Rapid Transit Authority,
      Senoir Lien, RB, AMBAC
      Callable 12/01/16 @ 100
      4.500%, 12/01/24                                    1,520           1,505
   Dallas-Fort Worth, International
      Airport Facilities Authority, Ser A,
      RB, XLCA
      Callable 11/01/09 @ 100
      5.000%, 11/01/12                                    3,000           3,062
   Deer Park, Independent School
      District, GO
      6.000%, 02/15/08                                    2,000           2,031
   El Paso County, Community College
      District Authority, Combination
      Fee-Building Project, RB, MBIA
      Callable 04/01/17 @ 100
      5.000%, 04/01/21                                    2,000           2,118
   Frisco, Independent School District,
      School Building Project, GO
      Callable 08/15/07 @ 100
      4.500%, 08/15/23                                    2,210           2,197
   Harris County, GO (D)
      6.000%, 12/15/11                                    3,895           4,236

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Harris County, Health Facilities
      Development Authority, Memorial
      Hospital Systems Project, Ser A,
      RB, MBIA
      6.000%, 06/01/09                            $       1,825   $       1,900
   Harris County, Health Facilities
      Development, Christus Health
      Project, RB, MBIA (D)
      5.375%, 07/01/08                                      485             493
   Harris County, Health Facilities
      Development, Christus Health
      Project, Ser A, RB, MBIA
      5.375%, 07/01/08                                    3,360           3,416
   Houston, Airport Systems Authority,
      Sub Lien, Ser A, RB, FSA
      6.000%, 07/01/09                                    5,000           5,205
   Houston, Community College,
      Northline Mall Campus Project,
      RB, AMBAC
      Callable 04/15/17 @ 100
      4.500%, 04/15/24                                    1,000             991
   Houston, Hotel Occupancy Tax &
      Special Revenue, Convention &
      Entertainment Project, Ser B, RB,
      AMBAC
      5.500%, 09/01/09                                    2,500           2,591
   Houston, Hotel Occupancy Tax &
      Special Revenue, Convention &
      Entertainment Project, Ser B, RB,
      AMBAC (F)
      5.210%, 09/01/15                                    5,500           3,905
   Houston, Ser C, GO
      7.000%, 03/01/08                                    1,310           1,341
   Humble Island, Independent School
      District, Ser A, GO
      5.250%, 02/15/14                                    2,635           2,833
   Pasadena, Independent School
      District, School Building Project, GO
      5.000%, 02/15/16                                    1,000           1,071
      5.000%, 02/15/17                                    1,000           1,074
   Red River, Education Finance
      Authority, Texas Christian
      University Project, RB
      Callable 03/15/16 @ 100
      4.375%, 03/15/23                                    1,000             968
   San Antonio, Airport Systems
      Authority, Ser 2003, RB, FSA
      6.000%, 07/01/12                                    2,045           2,221
   San Antonio, Electric & Gas
      Authority, Ser 2000, RB (D)
      5.750%, 02/01/11                                    1,540           1,600
   San Antonio, Electric & Gas
      Authority, Ser A, RB
      5.000%, 02/01/14                                    4,015           4,262
   Southwest, Higher Education
      Authority, Southern Methodist
      University Project, RB, AMBAC
      5.250%, 10/01/10                                    1,350           1,408
   Tarrant, Regional Water District
      Authority, RB, FSA
      5.000%, 03/01/11                                    2,000           2,077
   Texas State, Alliance Airport
      Authority, Fedex Corporation
      Project, RB
      Callable 04/01/16 @ 100
      4.850%, 04/01/21                                    4,000           4,023

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Texas State, Municipal Power
      Agency, RB, MBIA (D) (F)
      4.080%, 09/01/16                            $          25   $          17
   Texas State, Public Finance
      Authority, Ser A, GO
      Callable 10/01/16 @ 100
      5.000%, 10/01/24                                    1,500           1,573
   Texas State, Transportation
      Commission Authority, RB
      Callable 04/01/16 @ 100
      5.000%, 04/01/26                                    4,000           4,195
   Texas State, Transportation
      Commission, Highway First Tier,
      Ser A, RB
      Callable 04/01/16 @ 100
      5.000%, 04/01/17                                    3,000           3,203
   Texas State, Transportation
      Commission, Mobility Fund,
      Ser A, GO
      Callable 04/01/17 @ 100
      5.000%, 04/01/22                                    1,600           1,685
                                                                  --------------
                                                                         81,790
                                                                  --------------
UTAH -- 0.6%
   Salt Lake County, Hospital
      Authority, IHC Health Services
      Project, RB, AMBAC
      5.500%, 05/15/09                                    1,000           1,031
   Utah State, Intermountain Power
      Agency Power Supply, Ser A,
      RB, MBIA
      6.000%, 07/01/08                                    6,000           6,142
                                                                  --------------
                                                                          7,173
                                                                  --------------
VERMONT -- 0.2%
   Vermont State, Housing Finance
      Agency, Housing Project, Ser 23,
      RB, FSA
      Callable 11/01/14 @ 100
      5.000%, 05/01/34                                    2,005           2,040
                                                                  --------------
VIRGINIA -- 1.7%
   Albemarle, County Industrial
      Development Authority,
      Westminster-Canterbury Project, RB
      Callable 01/01/17 @ 100
      5.000%, 01/01/31                                    1,500           1,487
   Charles City County, Industrial
      Development Authority, Waste
      Management Project, RB
      4.875%, 02/01/09                                    5,250           5,304
   Fairfax County, Economic
      Development Authority, Ser A,
      RB, AMBAC
      6.100%, 02/01/11                                    5,000           5,334
   King George County, Industrial
      Development Authority, Waste
      Management Project, Ser A, RB
      4.100%, 06/01/23                                    1,685           1,672
   Suffolk County, Industrial
      Development Authority, First
      Mortgage-Lake Prince Center
      Project, RB
      Callable 09/01/16 @ 100
      5.300%, 09/01/31                                    1,000           1,014

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   University of Virginia, Ser B, RB
      Callable 06/01/13 @ 100
      5.000%, 06/01/33                            $       1,700   $       1,765
   Virginia State, Tobacco Settlement
      Funding, Ser B-1, RB
      Callable 06/01/17 @ 100
      5.000%, 06/01/47                                    1,875           1,838
                                                                  --------------
                                                                         18,414
                                                                  --------------
WASHINGTON -- 4.0%
   Clark County, Public Utility District
      Authority, RB, FSA
      Callable 01/01/10 @ 100
      5.625%, 01/01/11                                    1,500           1,561
   King County, Public Hospital District
      No. 2, Refunding & Improvement -
      Evergreen Healthcare, GO, MBIA
      Callable 12/01/16 @ 100
      5.000%, 12/01/21                                    1,910           2,004
   Port of Seattle, Ser A, RB, FGIC
      Callable 10/01/11 @ 100
      5.000%, 04/01/31                                    4,000           4,106
   Washington State, Energy
      Northwest, Columbia Generating
      Project, Ser A, RB
      5.500%, 07/01/15                                    2,000           2,199
   Washington State, Energy
      Northwest, Columbia Station
      Project, Ser A, RB
      5.000%, 07/01/20                                    5,000           5,369
   Washington State, Energy Northwest,
      Refunding Project, Ser C, RB
      5.000%, 07/01/15                                    2,250           2,397
   Washington State, Public Power
      Supply Systems Authority,
      Nuclear Project No. 2, Ser A, RB
      Callable 07/01/08 @ 102
      5.000%, 07/01/12                                    3,000           3,096
   Washington State, Public Power
      Supply Systems Authority,
      Ser B, RB
      7.250%, 07/01/09                                      120             124
   Washington State, Public Power
      Supply Systems Authority, Ser B,
      RB (D)
      7.250%, 07/01/09                                    1,500           1,551
   Washington State, Ser B &
      Ser AT-7, GO
      6.250%, 06/01/10                                    4,550           4,853
   Washington State, Ser B, GO
      Callable 01/01/09 @ 100
      5.000%, 01/01/20                                    4,300           4,361
   Washington State, Tobacco
      Settlement Authority, RB
      Callable 06/01/13 @ 100
      6.500%, 06/01/26                                    7,490           8,190
   Washington State, Tobacco
      Settlement Financing, RB
      6.250%, 06/01/11                                    4,000           4,297
                                                                  --------------
                                                                         44,108
                                                                  --------------
WISCONSIN -- 0.2%
   Badger, Tobacco Asset
      Securitization, RB
      Callable 06/01/12 @ 100
      6.125%, 06/01/27                                      450             480

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Wisconsin State, Housing &
      Economic Development Authority,
      Ser E, RB
      Callable 07/01/10 @ 100
      5.750%, 09/01/27                            $       1,225   $       1,263
                                                                  --------------
                                                                          1,743
                                                                  --------------
WYOMING -- 0.2%
   Teton County, Hospital Authority,
      RB, ACA Insured
      Callable 12/01/08 @ 101
      5.800%, 12/01/17                                    1,950           2,004
                                                                  --------------
Total Municipal Bonds
   (Cost $1,084,977) ($ Thousands)                                    1,085,312
                                                                  --------------

TAX EXEMPT CORPORATE BOND -- 0.5%

COLORADO -- 0.5%
   San Manuel Entertainment
      Callable 12/01/13 @ 102 (H)
      4.500%, 12/01/16                                    6,000           6,042
                                                                  --------------
Total Tax Exempt Corporate Bond
   (Cost $5,956) ($ Thousands)                                            6,042
                                                                  --------------

CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 3.57% +                      110,046             110
                                                                  --------------
Total Cash Equivalent
   (Cost $110) ($ Thousands)                                                110
                                                                  --------------

Total Investments -- 98.2%
   (Cost $1,091,043) ($ Thousands) ++                             $   1,091,464
                                                                  ==============

Percentages are based on net assets of $1,111,063 ($ Thousands).

+        The rate shown is the 7-day effective yield as of May 31, 2007.

++ At May 31, 2007, the tax basis cost of the Fund's investments was $1,090,728 ($ Thousands), and the unrealized appreciation and depreciation were $8,013 ($ Thousands) and $(7,277) ($ Thousands), respectively.

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2007. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in connection with a letter of credit issued by a major bank.

(C) Pre-Refunded Security -- The maturity date shown is the pre-refunded date.

(D)      Security is escrowed to maturity.

(E)      Securities are collateralized under an agreement from FHA/FNMA/GNMA.

(F) Zero Coupon Security - The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on May 31, 2007. The coupon on a step bond changes on a specified date.

(H) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2007, the value of this security amounted to $6,042 ($ Thousands), representing 0.5% of the net assets of the Fund.

ACA      American Capital Access
AMBAC    American Municipal Bond Assurance Company
CIFG     CDC IXIS Financial Guaranty
Cl       Class
COP      Certificate of Participation
FGIC     Financial Guaranty Insurance Company
FHA      Federal Housing Agency
FNMA     Federal National Mortgage Association
FSA      Financial Security Assistance
GAN      Grant Anticipation Note
GNMA    Government National Mortgage Association
GO       General Obligation
MBIA     Municipal Bond Insurance Association
RB       Revenue Bond
SA       Special Assessment
Ser      Series
TA       Tax Allocation
XLCA     XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Short Duration Municipal Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.5%

ALABAMA -- 0.6%
   Jefferson County, Sewer Authority,
      Capital Improvement Warrants,
      Ser A, RB, FGIC
      Pre-Refunded @ 101 (C)
      5.125%, 02/01/09                            $       1,400   $       1,443
                                                                  --------------
ALASKA -- 2.0%
   Anchorage, Correctional Facility,
      RB, FSA
      Pre-Refunded @ 100 (C)
      6.000%, 02/01/10                                    3,830           4,041
   Anchorage, Ice Rink Authority, RB
      Pre-Refunded @ 100 (C)
      6.375%, 01/01/10                                    1,000           1,072
                                                                  --------------
                                                                          5,113
                                                                  --------------
ARIZONA -- 0.8%
   Maricopa County, Industrial
      Development Authority, Horizon
      Community Learning Center
      Project, RB, ACA Insured
      Pre-Refunded @ 102 (C)
      6.375%, 06/01/07                                    1,000           1,020
   Phoenix Arizona, Civic Improvement
      Authority, Senior Lien, Ser B, RB
      5.000%, 07/01/07                                    1,000           1,001
                                                                  --------------
                                                                          2,021
                                                                  --------------
ARKANSAS -- 0.4%
   Arkansas State, Development
      Finance Authority, Revolving Loan
      Funding Project, Ser A, RB
      4.000%, 06/01/08                                    1,000           1,002
                                                                  --------------
CALIFORNIA -- 1.2%
   California State, Communities
      Development Authority, Multi-
      Family Housing Project, RB
      Pre-Refunded @ 103 (C)
      7.250%, 12/01/09                                      990           1,096
   California State, Municipal
      Securities Trust, GO, XLCA (A)
      3.880%, 06/01/07                                      200             200
   Santa Monica, Community College
      District, Election 2007 Project,
      Ser C, GO, FGIC (E)
      3.940%, 08/01/10                                    2,000           1,768
                                                                  --------------
                                                                          3,064
                                                                  --------------
COLORADO -- 0.0%
   Colorado State, Health Facilities
      Authority, The Visiting Nurse
      Project, RB (A) (B)
      3.970%, 06/01/07                                      100             100
                                                                  --------------
CONNECTICUT -- 1.0%
   Connecticut State, Ser D, GO
      Pre-Refunded @ 100 (C)
      5.375%, 11/15/18                                    2,325           2,495
                                                                  --------------

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
FLORIDA -- 1.8%
   Highlands County, Health Facilities
      Authority, Adventist Health
      Systems Project, Ser G, RB
      5.000%, 11/15/12                            $       1,020   $       1,061
   Jea, St. Johns River Power Pack
      System, Ser One, RB
      5.000%, 10/01/10                                    1,000           1,036
   South Miami, Health Facilities
      Authority, Baptist Health South
      Florida Group, RB
      5.000%, 08/15/09                                    1,275           1,303
   Volusia County, Educational Facility
      Authority, Embry-Riddle Project,
      RB, Radian Insured
      4.500%, 10/15/07                                    1,220           1,223
                                                                  --------------
                                                                          4,623
                                                                  --------------
GEORGIA -- 1.8%
   Floyd County, GO
      5.000%, 01/01/10                                    1,625           1,670
   Georgia State, Main Street Natural
      Gas Authority, Ser C-11, RB (A)
      3.840%, 06/06/07                                    1,000           1,000
   Marietta, Housing Authority,
      Essential Function Project,
      RB (A) (B)
      3.950%, 08/01/07                                    2,000           1,999
                                                                  --------------
                                                                          4,669
                                                                  --------------
ILLINOIS -- 4.0%
   Chicago, Ser A, GO, MBIA
      5.250%, 01/01/08                                      700             706
   Chicago, Transit Authority, Federal
      Transit Administration, Sector
      5307, RB, AMBAC
      4.000%, 06/01/09                                    2,265           2,275
   Decatur Park District, Park Project,
      Ser B, GO
      4.250%, 12/15/08                                    1,189           1,195
   Illinois State, 1st Ser, GO
      5.500%, 08/01/07                                      200             201
   Illinois State, Health Facilities
      Authority, Memorial Health
      Systems Project, RB (A) (B)
      3.950%, 06/01/07                                    1,000           1,000
   Illinois State, Sales Tax Revenue
      Authority, RB
      5.000%, 06/15/08                                    1,000           1,012
   Lombard County, Installment
      Contract Certificates, GO, MBIA
      4.750%, 07/01/07                                      200             200
   McLean County, Public Building
      Commission, Capital Appreciation
      - Public Building Project, RB,
      MBIA (E)
      4.200%, 11/01/10                                    1,550           1,353
   Winnebago County, School District
      No 122, GO, FGIC
      6.550%, 06/01/12                                    2,000           2,237
                                                                  --------------
                                                                         10,179
                                                                  --------------

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Short Duration Municipal Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
INDIANA -- 10.9%
   Anderson, Industrial Redevelopment
      Distribution Tax, BAN
      Callable 10/04/07 @ 100
      4.375%, 10/04/08                            $       3,700   $       3,702
   Anderson, Redevelopment District
      Authority, BAN
      Callable 10/04/07 @ 100
      4.150%, 10/04/08                                    2,500           2,500
   Hamilton County, BAN
      Callable 06/22/07 @ 100
      4.250%, 07/10/08                                    3,650           3,650
   Hamilton, Southeastern Schools,
      Ser 2682, RB, FSA (A)
      3.830%, 06/07/07                                    1,100           1,100
   Indiana State, Health & Educational
      Facilities Financing Authority,
      Floyd Memorial Hospital & Health
      Project, RB (A) (B)
      3.950%, 06/01/07                                      200             200
   Indiana State, Health & Educational
      Facilities Financing Authority,
      Howard Regional Health Systems
      Project, Ser B, RB (A) (B)
      3.950%, 06/01/07                                    1,800           1,800
   Martinsville, BAN
      Callable 07/16/07 @ 100
      4.000%, 12/12/08                                    1,000             995
   Noblesville, High School Building
      Project, RB, AMBAC
      4.500%, 07/10/10                                    2,410           2,455
   Plainfield, Sewer Works Authority, BAN
      Callable 12/04/07 @ 100
      4.100%, 01/01/09                                    5,000           5,004
   Porter County, Hospital Association,
      Hospital Project, RB
      Pre-Refunded @ 102 (C)
      5.700%, 12/01/07                                    1,000           1,030
   Zionsville, Sewer Works Authority, BAN
      Callable 06/28/07 @ 100
      4.250%, 12/15/11                                    5,725           5,716
                                                                  --------------
                                                                         28,152
                                                                  --------------
IOWA -- 4.4%
   Coralville, Annual Appropriation
      Project, Ser K 2, GO
      5.000%, 06/01/07                                    1,200           1,200
   Coralville, Urban Renewal Project, BAN
      Callable 06/01/08 @ 100
      4.250%, 06/01/09                                    3,100           3,112
   Coralville, Urban Renewal Project,
      Tax Increment, Ser C, TA
      5.000%, 06/01/11                                    1,460           1,497
   Iowa State, Finance Authority,
      Mercy Medical Center Project,
      RB, FSA, MBIA
      Pre-Refunded @ 101 (C)
      5.750%, 08/15/09                                    1,000           1,051
   Waterloo, Community School
      District, BAN & RAN
      4.750%, 06/01/09                                    4,300           4,370
                                                                  --------------
                                                                         11,230
                                                                  --------------

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
KANSAS -- 3.4%
   Gardner, Temporary Notes,
      Ser B, GO
      Callable 07/16/07 @ 100
      4.200%, 06/01/08                            $       2,000   $       2,003
   Junction City, Temporary Notes,
      Ser C, GO
      5.000%, 08/01/07                                    1,815           1,818
   Junction City, Temporary Notes,
      Ser E, GO
      5.000%, 12/01/07                                    2,200           2,209
   Kansas State, Department of
      Transportation Highway Authority,
      Ser A, RB (D)
      7.250%, 09/01/08                                    1,410           1,471
   University of Kansas, Hospital
      Authority, Refunding &
      Improvement, Health Systems
      Project, RB
      5.000%, 09/01/09                                      580             591
      5.000%, 09/01/10                                      750             770
                                                                  --------------
                                                                          8,862
                                                                  --------------
KENTUCKY -- 0.6%
   Lexington-Fayette Urban County,
      Government Housing Authority,
      Richmond Place Project, RB (A) (B)
      3.750%, 04/01/08                                    1,630           1,630
                                                                  --------------
LOUISIANA -- 1.0%
   Louisiana State, Energy & Power
      Authority, RB, FSA
      5.500%, 01/01/08                                    1,000           1,010
   Louisiana State, Military
      Department, Custody Receipts
      Project, RB
      5.000%, 08/01/10                                      770             787
      5.000%, 08/01/11                                      750             768
                                                                  --------------
                                                                          2,565
                                                                  --------------
MAINE -- 0.8%
   Maine State, GO
      4.000%, 07/15/07                                    1,000           1,000
   Maine State, Health & Higher
      Educational Facilities Authority,
      Piper Shores Project, Ser A, RB
      Pre-Refunded @ 101 (C)
      7.550%, 01/01/09                                    1,000           1,055
                                                                  --------------
                                                                          2,055
                                                                  --------------
MASSACHUSETTS -- 4.0%
   Berkshire, Regional Transportation
      Authority, RAN
      4.250%, 09/14/07                                    2,000           2,001
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB
      7.000%, 03/01/08                                    1,000           1,023
   Massachusetts State, Construction
      Loan, Ser C, GO
      5.000%, 08/01/07                                      965             967
   Massachusetts State, Construction
      Loan, Ser C, GO (D)
      5.000%, 08/01/07                                       35              35

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Short Duration Municipal Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
      Finance Agency, Assumption
      College Project, Ser A, RB (A) (B)
      3.790%, 06/06/07                            $       1,100   $       1,100
   Massachusetts State, Health &
      Educational Facilities Authority,
      Sherrill House Project, Ser A-1,
      RB (A) (B)
      3.770%, 06/07/07                                    2,300           2,300
   Massachusetts State, Municipal
      Securities Trust, Ser 5028, RB,
      FSA (A)
      3.780%, 06/07/07                                    2,150           2,150
   Massachusetts State, School
      Building Authority, Ser A, RB
      5.000%, 08/15/07                                    1,000           1,002
   Massachusetts State, Ser A, GO
      5.250%, 01/01/08                                    2,000           2,017
                                                                  --------------
                                                                         12,595
                                                                  --------------
MICHIGAN -- 3.5%
   Hudsonville, Public Schools,
      GO, FGIC
      Pre-Refunded @ 100 (C)
      5.150%, 05/01/08                                    1,710           1,732
   Michigan State, Building Authority,
      Facilities Program, Ser I, RB, FSA
      5.000%, 10/15/07                                    1,000           1,004
   Michigan State, Environmental
      Program, Ser A, GO
      5.000%, 05/01/08                                    2,200           2,225
   Michigan State, New Center
      Development Project, COP,
      MBIA (D)
      5.500%, 09/01/07                                    1,660           1,667
   Michigan State, South Central
      Power Agency, RB, AMBAC
      5.000%, 11/01/10                                    1,020           1,059
   North Michigan, Summit Academy
      School, COP
      Pre-Refunded @ 101 (C)
      8.750%, 07/01/10                                    1,100           1,259
                                                                  --------------
                                                                          8,946
                                                                  --------------
MINNESOTA -- 2.2%
   Lauderdale, Children's Home
      Society Project, RB (A) (B)
      4.000%, 06/01/07                                      400             400
   Northern Minnesota, Municipal
      Power Agency, Electricity
      Systems Project, RB, FSA
      5.500%, 01/01/08                                    1,250           1,262
   Roseville, Private School Facilities,
      Northwestern College Project,
      RB (A) (B)
      3.950%, 06/01/07                                      150             150
   St. Louis County, Independent
      School District No 214, Ser A, GO
      4.625%, 09/24/07                                    2,900           2,905
   Stillwater, Industrial Development
      Authority, Supervalu Incorporated
      Project, RB (A) (B)
      3.870%, 06/04/07                                    1,000           1,000
                                                                  --------------
                                                                          5,717
                                                                  --------------

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MISSISSIPPI -- 0.8%
   Jones County, South Central
      Regional Medical Center, RB
      Pre-Refunded @ 100 (C)
      5.400%, 12/01/07                            $         750   $         756
   Mississippi State, University
      Educational Building Authority,
      Residence Hall & Campus
      Improvement Project, RB, MBIA
      5.000%, 08/01/08                                    1,245           1,263
                                                                  --------------
                                                                          2,019
                                                                  --------------
MISSOURI -- 0.9%
   Missouri State, Health &
      Educational Facilities Authority,
      Kansas City Art Institute,
      RB (A) (B)
      3.950%, 06/01/07                                      500             500
   Missouri State, Regional Convention
      & Sports Facilities Authority,
      Convention & Sports Facility
      Project, Ser A-1, RB
      5.000%, 08/15/07                                    1,925           1,929
                                                                  --------------
                                                                          2,429
                                                                  --------------
NEW HAMPSHIRE -- 0.5%
   Merrimack County, TAN
      4.250%, 12/28/07                                    1,250           1,253
                                                                  --------------
NEW JERSEY -- 3.9%
   Hudson County, COP, MBIA
      6.000%, 06/01/08                                    1,360           1,389
   New Jersey State, Educational
      Facilities Authority, Higher
      Education Trust Fund Project,
      Sub-Ser A-1, RB
      5.000%, 09/01/07                                    2,500           2,507
   New Jersey State, Equipment Lease
      Purchase, Ser A, COP
      5.000%, 06/15/08                                    1,750           1,771
   New Jersey State, Turnpike
      Authority, Ser C, RB (D)
      6.500%, 01/01/08                                    4,400           4,470
                                                                  --------------
                                                                         10,137
                                                                  --------------
NEW MEXICO -- 1.0%
   Farmington, Utility Systems
      Authority, RB, AMBAC (D)
      9.875%, 01/01/08                                      125             130
   New Mexico State, Mortgage
      Finance Authority, RB (D) (F)
      6.000%, 07/01/10                                    1,045           1,110
   New Mexico State, Severance Tax
      Project, Ser A, Special Tax
      5.000%, 07/01/08                                    1,215           1,216
                                                                  --------------
                                                                          2,456
                                                                  --------------
NEW YORK -- 3.5%
   Amherst, Industrial Development Civic
      Facilities, University & College
      Improvements Project, RB
      Pre-Refunded @ 102 (C)
      6.125%, 10/01/11                                    3,100           3,426

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Short Duration Municipal Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Liberty, Industrial Development
      Authority, RB (A)
      3.810%, 06/07/07                            $       1,300   $       1,300
   New York State, Dormitory
      Authority, RB (A) (F)
      3.800%, 06/07/07                                    2,300           2,300
   New York State, Thruway Authority,
      Local Highway & Bridge
      Project, RB
      5.000%, 04/01/09                                      725             740
   Suffolk County, Industrial
      Development Agency, Jefferson's
      Ferry Project, Ser A, RB
      Pre-Refunded @ 102 (C)
      7.200%, 11/01/09                                    1,200           1,306
                                                                  --------------
                                                                          9,072
                                                                  --------------
NORTH CAROLINA -- 1.6%
   North Carolina State, GO
      5.000%, 03/01/08                                    1,500           1,514
   North Carolina State, Municipal
      Power Agency, Ser A, RB,
      AMBAC
      4.000%, 01/01/09                                    2,540           2,549
                                                                  --------------
                                                                          4,063
                                                                  --------------
OHIO -- 8.5%
   Cincinnati, School Computer
      Technology Project, GO, FSA
      5.000%, 12/01/07                                    1,225           1,233
   Deerfield Township, BAN
      3.750%, 11/29/07                                    1,100           1,099
   Edison, State Community College
      District, BAN
      4.625%, 08/03/07                                    3,500           3,504
   Greene County, Water Systems
      Revenue Authority, Ser A, RB, FGIC
      Pre-Refunded @ 102 (C)
      6.125%, 12/01/07                                    1,000           1,032
   Licking County, School Facilities
      Construction, BAN
      4.500%, 09/12/07                                    1,100           1,101
   Monroe County, BAN
      4.250%, 03/13/08                                    1,500           1,504
   Montgomery County, Miami Valley
      Hospital Project, Ser A, RB (A)
      3.880%, 06/01/07                                      400             400
   Ohio State, American Municipal
      Power, Bowling Green College
      Project, BAN
      3.700%, 11/29/07                                    1,640           1,639
   Ohio State, American Municipal
      Power, Newton Falls Project, BAN
      4.250%, 06/29/07                                    1,425           1,425
   Ohio State, Building Authority,
      Administration Building Funding
      Project, Ser B, RB
      5.125%, 10/01/07                                    1,000           1,004
   Ohio State, Department of
      Administrative Services,
      Administrative Knowledge Systems
      Project, Ser A, COP, MBIA
      4.250%, 09/01/09                                    1,845           1,865
      4.000%, 09/01/08                                    2,185           2,191
   Ohio State, GO
      6.650%, 09/01/09                                    2,560           2,641

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Ohio State, Major New State
      Infrastructure, Ser 2005-1,
      RB, MBIA
      4.000%, 12/15/08                            $       1,370   $       1,376
                                                                  --------------
                                                                         22,014
                                                                  --------------
OKLAHOMA -- 1.8%
   Oklahoma State, Industries
      Authority, Health Systems Project,
      Ser A, RB, MBIA
      Pre-Refunded @ 101 (C)
      5.750%, 08/15/09                                    2,110           2,218
   Tulsa County, Independent School
      District No. 5, Building Project, GO
      4.000%, 06/01/08                                    1,285           1,289
   Tulsa County, Industrial Authority,
      Owasso Public Schools Project, RB
      5.000%, 09/01/10                                    1,200           1,243
                                                                  --------------
                                                                          4,750
                                                                  --------------
OREGON -- 0.4%
   Portland, Community College
      District, GO, FSA
      3.500%, 06/15/08                                    1,000             998
                                                                  --------------
PENNSYLVANIA -- 2.1%
   Allegheny County, Port Authority,
      Sub Lien-Transportation, RB, MBIA
      5.500%, 06/01/08                                    1,265           1,287
   Montgomery County, Industrial
      Development Authority,
      Retirement Communities Project,
      Ser B, RB
      5.000%, 11/15/10                                    1,400           1,437
   Pittsburgh & Allegheny Counties,
      Sports & Exhibition Authority,
      Auditorium Project, Ser A, GO, FSA
      4.000%, 12/15/07                                      700             701
   Sayre, Health Care Facilities
      Authority, Guthrie Health Project,
      Ser A, RB
      Pre-Refunded @ 101 (C)
      5.875%, 12/01/11                                    1,700           1,852
                                                                  --------------
                                                                          5,277
                                                                  --------------
RHODE ISLAND -- 2.2%
   Rhode Island, Board Authority,
      Ser A, RB, AMBAC
      5.000%, 10/01/07                                    1,000           1,004
   Rhode Island, Economic
      Development Authority,
      Department of Transportation
      Project, Ser A, GAN
      5.000%, 06/15/09                                    3,300           3,378
   Rhode Island, Housing & Mortgage
      Financing Authority,
      Homeownership Opportunity
      Notes, Ser C, RB
      4.000%, 12/06/07                                    1,330           1,331
                                                                  --------------
                                                                          5,713
                                                                  --------------
SOUTH CAROLINA -- 6.0%
   Beaufort County, School District,
      Ser C, GO
      5.000%, 04/01/08                                    2,175           2,198

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Short Duration Municipal Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Jasper County, BAN
      4.250%, 02/15/08                             $      2,500   $       2,505
   South Carolina State, Macom Trust,
      Various Certificates, Bank of
      America Project, Ser 2007-303,
      RB (A)
      3.820%, 06/07/07                                    1,800           1,800
   South Carolina State, Public Service
      Authority, Ser A, GO, FSA
      5.000%, 01/01/09                                    1,675           1,707
   South Carolina, Jobs-Economic
      Development Authority,
      Improvement-Palmetto Health
      Alliance Project, Ser A, RB
      Pre-Refunded @ 102 (C)
      7.375%, 12/15/10                                    2,600           2,939
   Three Rivers, Solid Waste Authority, BAN
      Callable 07/16/07 @ 100
      3.720%, 01/15/08                                    3,420           3,416
   Three Rivers, Solid Waste Authority, RAN
      4.750%, 06/01/07                                      945             945
                                                                  --------------
                                                                         15,510
                                                                  --------------
SOUTH DAKOTA -- 1.8%
   Heartland Consumers Power
      District, RB
      Callable 07/16/07 @ 100 (D)
      6.000%, 01/01/10                                    4,545           4,674
                                                                  --------------
TENNESSEE -- 2.3%
   GAF, Tax Exempt Bond Grantor
      Trust, RB (A) (B)
      4.800%, 06/01/07                                    1,730           1,730
   Nashville & Davidson County,
      Metropolitan Government,
      Vanderbilt University Project,
      Ser B-1, RB, MBIA (A)
      5.000%, 10/01/07                                    1,000           1,010
   Shelby County, Ser B, GO
      5.500%, 08/01/08                                    1,110           1,132
   Tennessee State, Energy
      Acquisition, Ser A, RB
      5.000%, 09/01/09                                    2,000           2,043
                                                                  --------------
                                                                          5,915
                                                                  --------------
TEXAS -- 7.2%
   Conroe, Independent School
      District, GO
      5.000%, 02/15/09                                    1,970           2,009
   Cypress-Fairbanks, Independent
      School District, GO
      Pre-Refunded @ 100 (C)
      6.750%, 02/15/08                                    1,000           1,021
   Fort Bend County, Industrial
      Development Authority, Frito Lay
      Project, RB (A)
      3.500%, 10/01/08                                      900             894
   Fort Bend, Independent School
      District Authority, GO
      Pre-Refunded @ 100 (C)
      5.375%, 02/15/09                                    4,000           4,106

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Harris County, Health Facilities
      Development Authority, Christus
      Health Project, Ser A, RB
      Pre-Refunded @ 101 (C)
      5.375%, 07/01/09                             $      5,000   $       5,205
   Lewisville, Independent School
      District, Capital Appreciation
      Project, GO (E)
      4.070%, 08/15/11                                    1,000             845
   Prosper, Independent School
      District, Capital Appreciation,
      School Building Project, GO (E)
      4.000%, 08/15/11                                    1,130             953
   San Antonio, GO
      5.000%, 08/01/07                                    1,500           1,503
   Tarrant County, College District, GO
      4.500%, 02/15/08                                    1,010           1,015
   Texas State, Transportation
      Commission Authority, Mobility
      Funding Project, Ser A, GO
      5.000%, 04/01/08                                    1,000           1,010
                                                                  --------------
                                                                         18,561
                                                                  --------------
VIRGINIA -- 1.8%
   Big Stone Gap, Redevelopment &
      Housing Authority, RB
      5.000%, 09/01/08                                    1,595           1,620
   Rappahannock, Regional Jail
      Authority, GAN
      Callable 12/01/08 @ 100
      4.250%, 12/01/09                                    1,000           1,005
   Virginia State, Public Building
      Authority, Ser C, RB
      5.000%, 08/01/08                                    2,000           2,029
                                                                  --------------
                                                                          4,654
                                                                  --------------
WASHINGTON -- 3.6%
   Energy Northwest, Electric Power
      Authority, Project 3, Ser A, RB
      5.000%, 07/01/08                                    2,100           2,127
   King County, School District No. 414,
      Lake Washington Project,
      Ser B, GO, FGIC
      3.000%, 06/01/07                                    1,000           1,000
   King County, School District No. 415,
      Ser C, GO
      6.300%, 12/01/08                                      690             704
   Pierce County, School District No. 10,
      Ser B, GO
      5.000%, 06/01/07                                    2,200           2,200
   Washington State, Motor Vehicle
      Fuel Tax Project, Ser B, GO, FSA
      4.500%, 07/01/07                                    2,000           2,001
   Washington State, Ser A, GO, FSA
      6.250%, 02/01/11                                    1,155           1,210
                                                                  --------------
                                                                          9,242
                                                                  --------------
WISCONSIN -- 2.8%
   Ledgeview, Sanitation District No. 002, BAN
      Callable 03/01/08 @ 100
      4.750%, 03/01/09                                    2,650           2,664
   Marquette County, RB
      Callable 08/01/09 @ 100
      4.500%, 08/01/10                                    2,630           2,665

--------------------------------------------------------------------------------
                         SEI Tax Exempt Trust / Quarterly Reportr / May 31, 2007

Schedule of Investments (Unaudited)

Short Duration Municipal Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Wisconsin State, Health &
      Educational Facilities Authority,
      Beloit Memorial Hospital Project,
      RB, Radian Insured (A)
      3.950%, 06/01/07                            $       1,655   $       1,655
   Wisconsin State, Transportation
      Authority, Ser A, RB
      5.000%, 07/01/07                                      200             200
                                                                  --------------
                                                                          7,184
                                                                  --------------
PUERTO RICO -- 0.4%
   Puerto Rico Commonwealth,
      Industrial Medical &
      Environmental Authority, Abbott
      Labs Project, RB (A)
      3.950%, 09/01/07                                    1,000             999
                                                                  --------------
Total Municipal Bonds
   (Cost $254,083) ($ Thousands)                                        253,381
                                                                  --------------
CASH EQUIVALENT -- 0.0%
      SEI Tax Exempt Trust,
      Institutional Tax Free Fund,
      Cl A, 3.57% +                                      58,966              59
                                                                  --------------
Total Cash Equivalent
   (Cost $59) ($ Thousands)                                                  59
                                                                  --------------
Total Investments -- 97.5%
   (Cost $254,142) ($ Thousands) ++                               $     253,440
                                                                  ==============

Percentages are based on net assets of $257,623 ($ Thousands).

+        The rate shown is the 7-day effective yield as of May 31, 2007.

++ At May 31, 2007, the tax basis cost of the Fund's investments was $254,049 ($ Thousands), and the unrealized appreciation and depreciation were $77 ($ Thousands) and $(686) ($ Thousands), respectively.

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2007. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in connection with a letter of credit issued by a major bank.

(C) Pre-Refunded Security - The maturity date shown is the pre-refunded date.

(D)      Security is escrowed to maturity.

(E) Zero Coupon Security - The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F)      Securities are collateralized under an agreement from FHA and FNMA.

ACA      American Capital Access
AMBAC    American Municipal Bond Assurance Company
BAN      Bond Anticipation Note
Cl       Class
COP      Certificate of Participation
FGIC     Financial Guaranty Insurance Company
FHA      Federal Housing Authority
FNMA     Federal National Mortgage Association
FSA      Financial Security Assistance
GO       General Obligation
GAF      General Access Facility
GAN      Grant Anticipation Note
MBIA     Municipal Bond Insurance Company
Radian   Radian Asset Assurance
RAN      Revenue Anticipation Note
RB       Revenue Bond
Ser      Series
TA       Tax Allocation
TAN      Tax Anticipation Note
XLCA     XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.3%

PENNSYLVANIA -- 86.7%
   Allegheny County, GO (D)
     6.000%, 09/01/07                             $          85   $          85
   Allegheny County, Higher Education
     Building Authority, Chatham
     College, Ser A, RB
     Callable 03/01/12 @ 100
     5.850%, 03/01/22                                       665             700
   Allegheny County, Higher Education
     Building Authority, Chatham
     College, Ser A, RB, Radian Insured
     Callable 09/01/08 @ 102
     5.125%, 09/01/13                                     2,160           2,228
   Allegheny County, Hospital
     Development Authority, Harmarville
     Rehabilitation Center, RB
     Callable 07/09/07 @ 100 (D)
     6.000%, 10/01/08                                       185             185
   Allegheny County, Hospital
     Development Authority, Health
     Systems-West Pennsylvania,
     Ser A, RB
     5.000%, 11/15/09                                     1,000           1,012
   Allegheny County, Hospital
     Development Authority,
     Montefiore Hospital, RB,
     Callable 07/09/07 @ 100 (D)
     6.875%, 07/01/09                                       260             268
   Allegheny County, Hospital
     Development Authority, University
     of Pittsburgh Medical Center,
     Ser B, RB
     5.250%, 06/15/15                                     1,000           1,067
   Allegheny County, Housing Finance
     Agency, Single-Family Mortgage,
     Ser CC-1, RB
     Callable 11/01/08 @ 102 (E)
     5.200%, 05/01/17                                       900             917
   Allegheny County, Industrial
     Development Authority, Duquesne
     Light Project, RB, AMBAC
     4.350%, 12/01/13                                     1,500           1,541
   Allegheny County, Ser C-56, GO, FSA
     5.000%, 10/01/15                                     1,000           1,075
   Allentown, Area Hospital Authority,
     Sacred Heart Hospital Project, RB
     Callable 07/09/07 @ 100 (D)
     8.000%, 03/01/09                                        95              99
   Bensalem Township, Water &
     Sewer Authority, RB
     Callable 07/09/07 @ 100 (D)
     6.750%, 12/01/14                                        95             104
   Berks County, GO, AMBAC
     5.850%, 11/15/18                                     1,000           1,161
   Blair County, Hospital Authority, RB
     Callable 07/09/07 @ 100 (D)
     6.900%, 07/01/08                                       140             142
   Bucks County, Water & Sewer
     Authority, RB
     Callable 12/01/07 @ 100 (D)
     6.375%, 12/01/08                                        30              30

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Cambria County, Hospital
     Development Authority,
     Conemaugh Valley Memorial
     Hospital, RB
     Callable 07/09/07 @ 100 (D)
     7.625%, 09/01/11                             $         164   $         175
   Central Bucks County, School
     District, GO, MBIA
     5.000%, 05/15/13                                     2,500           2,649
   Central Dauphin County, School
     District, GO, MBIA
     Pre-Refunded @ 100 (C)
     6.000%, 02/01/16                                     1,900           2,180
   Chester County, Health &
     Educational Facilities Authority,
     Immaculata College, RB
     Callable 07/09/07 @ 100
     5.250%, 10/15/10                                       345             345
   Chester County, Health &
     Educational Facilities Authority,
     The Devereux Foundation, RB,
     Radian Insured
     Callable 11/01/12 @ 100
     4.400%, 11/01/15                                       100             101
     4.300%, 11/01/14                                       100             101
   Cumberland County, Municipal
     Authority, Presbyterian Homes
     Project, Ser A, RB, Radian Insured
     Callable 12/01/12 @ 100
     4.750%, 12/01/19                                     3,170           3,217
   Delaware County, Healthcare
     Authority, Mercy Health Project,
     Ser A, RB
     Callable 07/09/07 @100 (D) (E)
     5.125%, 11/15/12                                       115             116
   Delaware County, Industrial
     Development Authority, United
     Parcel Service Project, RB (A)
     3.690%, 06/01/07                                       100             100
   Delaware River, Toll Bridge
     Commission, RB
     5.250%, 07/01/13                                     1,475           1,571
   Delaware River, Port Authority of
     Pennsylvania & New Jersey,
     Delaware Bridges Project, RB
     Callable 07/09/07 @ 100 (D)
     6.500%, 01/15/11                                       115             121
   Delaware Valley, Regional Finance
     Authority, RB
     5.500%, 07/01/12                                     1,000           1,069
   Derry Township, Sanitation Sewer
     Authority, RB
     Callable 07/09/07 @ 100 (D)
     6.250%, 08/01/12                                        30              32
   Dover Township, Sewer Authority, RB
     Callable 07/09/07 @ 100 (D)
     6.250%, 05/01/12                                        30              32
   Erie County, Hospital Authority,
     Erie County Geriatric, RB
     Callable 07/09/07 @ 100 (D)
     6.250%, 07/01/11                                       105             109
   Erie, Higher Education Building
     Authority, Gannon University
     Project, RB, AMBAC
     Callable 06/19/07 @ 100 (D)
     7.375%, 06/01/08                                        30              31

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, RB
     Callable 09/15/07 @ 100
     5.700%, 03/15/11                             $          85   $          85
     5.650%, 03/15/10                                       180             181
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, Ser A, RB
     Callable 03/15/15 @ 100
     4.750%, 03/15/20                                     1,500           1,479
   Fayette County, Hospital Authority,
     Uniontown Hospital Project, RB,
     Callable 07/09/07 @ 101 (E)
     5.750%, 06/15/15                                     1,000           1,012
   Great Valley School District,
     Chester County, GO, FSA
     5.000%, 02/15/15                                     1,500           1,607
     5.000%, 02/15/16                                     1,000           1,076
   Greenwood, School District
     Authority, GO, MBIA
     Callable 07/09/07 @ 100 (D)
     6.750%, 09/01/08                                        20              20
   Hampton Township, Sanitation
     Sewer Authority, RB
     Callable 09/01/07 @ 100 (D)
     6.500%, 09/01/10                                        85              92
   Hickory Township, Municipal
     Authority, RB (D)
     6.250%, 02/01/14                                       305             324
   Horsham Township, Sewer
     Authority, RB, MBIA
     Callable 07/09/07 @ 100 (D)
     6.700%, 01/01/11                                        15              16
   Kennett, Consolidated School
     District, GO, MBIA
     5.000%, 02/15/15                                       505             541
   Lancaster County, Hospital Authority,
     Health Systems Project, Ser B, RB
     Callable 03/15/17 @ 100
     5.000%, 03/15/20                                     1,000           1,043
   Lancaster, Area Sewer Authority,
     RB (D)
     6.750%, 04/01/12                                        10              11
     6.000%, 04/01/12                                       230             241
   Lancaster, Parking Authority, RB
     Callable 07/09/07 @ 100 (D)
     5.750%, 01/01/12                                        40              41
   Lancaster, Solid Waste Management
     Authority, Ser B, RB, AMBAC
     Pre-Refunded @ 101 (C)
     5.375%, 12/15/08                                     1,700           1,758
   Langhorne, Higher Education
     Authority, Woods Services, RB,
     Radian Insured
     Callable 11/15/11 @ 100
     4.950%, 11/15/16                                     2,485           2,548
     4.650%, 11/15/13                                       850             864
   Lehigh County, General Purpose
     Authority, Lehigh Valley
     Healthcare Project, Ser B, RB,
     MBIA (A)
     3.740%, 06/01/07                                       300             300
   Lower Pottsgrove Township, Sewer
     Authority, RB
     Callable 11/01/07 @ 100 (D)
     6.250%, 05/01/12                                        75              79

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Luzerne County, Ser C, GO, FGIC
     5.250%, 12/15/15                             $       1,000   $       1,095
   McKeesport, Area School District,
     Ser C, GO
     Callable 07/09/07 @ 100 (D)
     5.000%, 04/01/13                                       415             424
   Meadville, Area Water Authority,
     RB, FSA
     5.125%, 07/01/14                                       435             469
   Mifflin County, Hospital Authority,
     RB, Radian Insured
     Callable 01/01/11 @ 101
     5.500%, 07/01/12                                     1,375           1,435
   Monroe County, Hospital Authority,
     Pocono Medical Center Project,
     Ser A, RB, Radian Insured
     Callable 01/01/12 @ 100
     5.500%, 01/01/22                                     1,000           1,047
   Montgomery County, Higher
     Education & Health Authority,
     Arcadia University, RB, Radian Insured
     5.000%, 04/01/15                                       500             526
   Montgomery County, Higher
     Education & Health Authority,
     Dickinson College, Ser FF1, RB, CIFG
     5.000%, 05/01/16                                     1,140           1,228
   Montgomery County, Industrial
     Development Authority, Resource
     Recreation-Montenay Project,
     Ser A, RB, MBIA
     5.250%, 11/01/14                                     1,000           1,083
   Neshaminy, Water Reserve
     Authority, RB
     Callable 07/09/07 @ 100 (D)
     5.750%, 03/01/11                                        15              15
   Northampton County, Higher
     Education Building Authority,
     Moravian College, RB, Radian Insured
     Callable 07/01/09 @ 100
     5.125%, 07/01/19                                       470             478
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, RB, Radian Insured
     Callable 01/01/13 @ 100
     5.500%, 07/01/15                                       995           1,052
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, Ser B, RB,
     Radian Insured
     Callable 07/09/07 @ 100
     5.350%, 07/01/10                                       100             100
   Northampton County, Municipal
     Water Authority, RB
     Callable 07/09/07 @ 100 (D)
     6.750%, 11/01/13                                        30             32
   Pennsylvania State, 1st Ser, GO
     5.000%, 10/01/15                                     1,300           1,394
   Pennsylvania State, Economic
     Development Financing Authority,
     Colver Project, Ser F, RB, AMBAC
     5.000%, 12/01/14                                     2,000           2,103

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Economic
     Development Financing Authority,
     Dr. Gertrude A. Barber Center
     Project, RB, Radian Insured
     Callable 12/01/10 @ 100
     5.625%, 12/01/15                             $         885   $         929
   Pennsylvania State, Economic
     Development Financing Authority,
     York Water Project, Ser A, RB, XLCA
     Callable 04/01/14 @ 100
     5.000%, 04/01/16                                     1,450           1,512
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation Project,
     Ser A, RB, MBIA
     5.600%, 11/15/09                                       250             257
     5.600%, 11/15/10                                     2,000           2,069
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation Project,
     Ser A, RB, MBIA
     Callable 07/09/07 @ 102
     5.875%, 11/15/16                                        25              25
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation Project,
     Ser C, RB, MBIA
     Callable 07/09/07 @ 102
     5.875%, 11/15/18                                     3,200           3,262
     5.700%, 11/15/10                                        50              51
     5.400%, 11/15/07                                        50              50
   Pennsylvania State, Higher
     Education Facilities Authority,
     College & University, RB (D)
     6.900%, 07/01/07                                        30              30
   Pennsylvania State, Higher
     Education Facilities Authority,
     Drexel University, RB
     Callable 11/01/12 @ 100
     5.500%, 05/01/13                                     2,750           2,924
   Pennsylvania State, Higher
     Education Facilities Authority,
     Philadelphia University, RB,
     Radian Insured
     Pre-Refunded @ 100 (C)
     5.750%, 06/01/10                                       660             696
   Pennsylvania State, Higher Education
     Facilities Authority, UPMC Health
     System Project, Ser A, RB
     5.125%, 01/15/11                                       500             519
   Pennsylvania State, Higher
     Education Facilities Authority,
     University of Pennsylvania Health
     Project, Ser A, RB, AMBAC
     5.000%, 08/15/14                                     1,000           1,066
   Pennsylvania State, Higher
     Education Facilities Authority,
     University of Pennsylvania Health
     Project, Ser A, RB, MBIA
     Callable 07/01/08 @ 100
     5.375%, 01/01/14                                     2,000           2,033
   Pennsylvania State, Higher Education
     Facilities Authority, University of the
     Arts, RB, Radian Insured
     Callable 03/15/10 @ 100
     5.500%, 03/15/13                                     1,025           1,063

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Higher
     Education Facilities Authority,
     Widener University, RB
     Callable 07/15/13 @ 100
     5.000%, 07/15/20                             $       1,000   $       1,021
   Pennsylvania State, Housing
     Finance Agency, RB (D)
     7.750%, 12/01/07                                        25              25
   Pennsylvania State,
     Intergovernmental Authority,
     Philadelphia Funding Project,
     Special Tax, FGIC
     Callable 06/15/09 @ 100
     5.250%, 06/15/15                                     3,100           3,184
   Pennsylvania State, University
     Project, Ser B, RB
     5.250%, 08/15/21                                     1,000           1,111
   Philadelphia, Gas Works Authority,
     12th Ser B, RB, MBIA (D)
     7.000%, 05/15/20                                     1,625           1,910
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Jefferson Health Systems Project,
     Ser A, RB, AMBAC
     Callable 05/15/08 @ 101
     5.125%, 05/15/18                                     1,000           1,020
   Philadelphia, Industrial
     Development Authority, Elmira
     Project, Ser A, RB
     Pre-Refunded @ 102 (C) (E)
     5.300%, 02/01/08                                     1,065           1,097
   Philadelphia, Parking Authority, RB, AMBAC
     Callable 02/01/09 @ 101
     5.250%, 02/01/15                                       225             232
   Philadelphia, Redevelopment
     Authority, Multi-Family Housing
     Authority, Woodstock Project,
     RB, HUD
     Callable 08/01/08 @ 100
     5.450%, 02/01/23                                     1,275           1,286
   Philadelphia, School District, Ser B,
     GO, AMBAC
     5.000%, 04/01/13                                       500             528
   Philadelphia, Water & Wastewater
     Authority, Ser A, RB, AMBAC
     5.000%, 08/01/15                                     1,000           1,070
   Pittsburgh, Public Parking Authority,
     Saint Francis General Hospital
     Project, RB
     Callable 07/09/07 @ 100 (D)
     6.625%, 10/01/12                                        25              27
   Pittsburgh, Ser A, GO, AMBAC
     5.500%, 09/01/14                                     1,885           1,986
   Pittsburgh, Ser B, GO, FSA
     5.250%, 09/01/15                                     1,000           1,088
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement
     Loan Project, Ser B, RB
     Callable 08/01/08 @ 101
     5.150%, 02/01/17                                       175             177
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB
     Callable 10/01/08 @ 101 (E)
     4.700%, 10/01/10                                        90              91

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pittsburgh, Urban Redevelopment
     Authority, Triangle Tax Increment,
     Ser A, TA
     Callable 07/09/07 @ 100 (B)
     6.000%, 12/01/11                             $       2,440   $       2,466
   Pittsburgh, Urban Redevelopment
     Authority, Triangle Tax Increment,
     Ser B, TA
     Callable 07/09/07 @ 100 (B)
     6.250%, 03/15/15                                     1,800           1,812
   Quakertown, Hospital Authority,
     Community Hospital Project, RB (D)
     7.125%, 01/01/11                                        70              74
   Scranton-Lackawanna, Health &
     Welfare Authority, Moses Taylor
     Hospital, RB
     Callable 07/09/07 @ 100 (D)
     6.625%, 07/01/09                                       365             375
   Shaler Township, GO
     Pre-Refunded @ 100 (C)
     6.500%, 08/01/07                                        50              50
   Shaler Township, School District
     Authority, GO
     Callable 07/09/07 @ 100 (D)
     6.250%, 04/15/08                                        10              10
   Somerset County, Hospital
     Authority, Somerset Community
     Hospital Project, Ser B, RB,
     Radian Insured
     5.300%, 03/01/11                                       635             648
     5.200%, 03/01/10                                       455             464
   South Fayette Township, Sanitation
     Authority, RB
     Callable 07/09/07 @ 100 (D)
     6.375%, 11/01/12                                       100             106
   South Fork, Municipal Authority,
     Conemaugh Health Systems
     Project, Ser A, RB, MBIA (A)
     3.800%, 06/01/07                                     1,000           1,000
   South Fork, Municipal Authority,
     Conemaugh Valley Memorial
     Hospital, RB (E)
     5.625%, 07/01/10                                        20              21
   Southcentral, General Authority,
     Hanover Hospital Project, RB,
     Radian Insured
     Callable 06/01/12 @ 100
     4.900%, 12/01/14                                       545             566
   Susquehanna Township, Sewer
     Authority, RB
     Callable 07/09/07 @ 100 (D)
     6.000%, 11/15/13                                        70              74
   Upper Allen Township, Sewer
     Authority, RB
     Callable 07/09/07 @ 100 (D)
     5.750%, 04/01/13                                       185             197
   Warwick, School District, GO, FGIC
     5.000%, 02/15/15                                     1,000           1,071
   Westmoreland County, Municipal
     Authority, Special Obligation (D)
     9.125%, 07/01/10                                        45              48
   Willistown Township, Municipal
     Authority, RB
     Callable 07/09/07 @ 100 (D)
     6.000%, 01/01/15                                        15              16

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wrightsville, Municipal Sewer
     Authority, RB
     Callable 07/09/07 @ 100 (D)
     5.625%, 11/15/08                             $          15   $          15
   York County, Industrial
     Development Authority, York
     Water Project, RB (A)
     3.750%, 06/01/10                                     1,000             984
   York Township, Water & Sewer
     Authority, RB (D)
     5.900%, 08/01/13                                       120             133
                                                                  --------------
                                                                         90,831
                                                                  --------------
PUERTO RICO -- 13.6%
   Puerto Rico Commonwealth,
     Electric Power Authority, Ser QQ,
     RB, XLCA
     5.500%, 07/01/16                                       500             557
   Puerto Rico Commonwealth,
     Government Development Bank
     Authority, Ser B, RB
     5.000%, 12/01/11                                       250             259
     5.000%, 12/01/13                                       880             923
   Puerto Rico Commonwealth,
     Government Development Bank,
     Ser B, RB
     5.000%, 12/01/14                                       650             684
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser AA, RB, MBIA
     5.500%, 07/01/18                                     1,100           1,236
     5.500%, 07/01/19                                     1,000           1,128
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser BB, RB, AMBAC
     5.250%, 07/01/17                                     1,500           1,649
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser K, RB
     5.000%, 07/01/13                                       480             503
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser N, RB
     5.500%, 07/01/24                                     1,000           1,113
   Puerto Rico Commonwealth, Housing
     Finance Authority, Capital Funding
     Program, RB, HUD
     5.000%, 12/01/13                                       500             526
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
     5.500%, 07/01/16                                     1,000           1,095
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project, Ser A,
     RB (A) (B)
     5.750%, 08/01/07                                     1,635           1,735
   Puerto Rico Commonwealth, Public
     Improvement Project, Ser A,
     GO, MBIA
     5.500%, 07/01/18                                     1,000           1,128
   Puerto Rico Commonwealth, Public
     Improvement Project, Ser A,
     GO, XLCA
     5.500%, 07/01/17                                     1,050           1,177

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Puetro Rico Commonwealth,
     Electric Power Authority, Ser UU,
     RB, MBIA
     5.000%, 07/01/19                             $         500   $         543
                                                                  --------------
                                                                         14,256
                                                                  --------------
Total Municipal Bonds
   (Cost $104,092) ($ Thousands)                                        105,087
                                                                  --------------
CASH EQUIVALENT -- 0.1%
   SEI Tax Exempt Trust,
     Institutional Tax Free Fund,
     Cl A 3.57% +                                        90,503              91
                                                                  --------------
Total Cash Equivalent
   (Cost $91) ($ Thousands)                                                  91
                                                                  --------------
Total Investments -- 100.4%
   (Cost $104,183) ($ Thousands) ++                               $     105,178
                                                                  ==============

Percentages are based on Net Assets of $104,755 ($ Thousands).

+           The rate shown is the 7-date effective yield as of May 31, 2007.

++ At May 31, 2007, the tax basis cost of the Fund's investments was $104,122 ($ Thousands), and the unrealized appreciation and depreciation were $1,646 ($ Thousands) and $(590) ($ Thousands), respectively.

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2007. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in connection with a letter of credit issued by a major bank.

(C) Pre-Refunded Security - The maturity date shown is the pre-refunded date.

(D)         Security is escrowed to maturity.

(E) Securities are collateralized under an agreement from FHA, FNMA, GNMA and Connie Lee.

AMBAC       American Municipal Bond Assurance Company
CIFG        CDC IXIS Financial Guaranty
Cl          Class
Connie Lee  College Construction Loan Insurance Association
FGIC        Financial Guaranty Insurance Company
FHA         Federal Housing Agency
FNMA        Federal National Mortgage Association
FSA         Financial Security Assistance
GNMA        Government National Mortgage Association
GO          General Obligation
HUD         Housing & Urban Developement
MBIA        Municipal Bond Insurance Association
Radian      Radian Asset Assurance
RB          Revenue Bond
Ser         Series
TA          Tax Allocation
XLCA        XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.7%

MASSACHUSETTS -- 88.4%
   Ashland, GO, AMBAC
      5.000%, 05/15/15                             $        230    $        246
   Boston, Ser A, GO
      5.000%, 01/01/14                                    1,000           1,064
   Erving, GO
      5.375%, 06/15/12                                      500             506
   Fall River, GO, FSA
      Callable 02/01/13 @ 101
      5.250%, 02/01/15                                    1,000           1,076
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB
      5.875%, 03/01/15                                      185             208
      5.500%, 03/01/12                                      500             522
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB, FGIC
      7.000%, 03/01/11                                      270             299
      7.000%, 03/01/21                                      500             607
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB, MBIA
      7.000%, 03/01/11                                    1,100           1,218
   Massachusetts Bay, Transportation
      Authority, Ser A, SPA
      5.000%, 07/01/15                                    1,000           1,068
   Massachusetts Bay, Transportation
      Authority, Ser A, SPA
      Callable 07/01/10 @ 100
      5.750%, 07/01/13                                       45              47
   Massachusetts Bay, Transportation
      Authority, Ser C, RB
      5.500%, 07/01/18                                      250             281
      5.250%, 07/01/13                                      500             537
      5.250%, 07/01/21                                      250             277
   Massachusetts State, Consolidated
      Loan, Ser B, GO, FSA
      Pre-Refunded @ 100 (C)
      5.500%, 03/01/12                                      500             535
   Massachusetts State, Consolidated
      Loan, Ser D, GO, MBIA
      5.500%, 11/01/15                                      500             555
   Massachusetts State, Consolidated
      Loan, Ser E, GO, FSA
      Pre-Refunded @ 100 (C)
      5.250%, 01/01/13                                      500             533
   Massachusetts State, Development
      Finance Agency, Biomedical
      Research Project, Ser C, RB
      Callable 08/01/10 @ 101
      6.000%, 08/01/11                                      210             221
   Massachusetts State, Development
      Finance Agency, Boston
      University Project, Ser R-4, RB,
      XLCA (A)
      3.740%, 06/01/07                                      600             600
   Massachusetts State, Development
      Finance Agency, College of
      Pharmacy & Allied Health
      Sciences Project, Ser C, RB
      5.000%, 07/01/10                                      175             177

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
      Finance Agency, Emerson
      College Project, Ser A, RB
      5.000%, 01/01/14                             $      1,000    $      1,050
   Massachusetts State, Development
      Finance Agency, Hampshire
      College Project, RB
      5.150%, 10/01/14                                      450             458
   Massachusetts State, Development
      Finance Agency, Holy Cross
      Project, RB, AMBAC
      Callable 09/01/17 @ 100
      5.000%, 09/01/18                                      250             268
   Massachusetts State, Development
      Finance Agency, Visual &
      Performing Arts Project, RB
      5.750%, 08/01/14                                      500             549
   Massachusetts State, Development
      Finance Agency, Williston
      Northampton School Project, RB
      Pre-Refunded @ 102 (C)
      6.000%, 10/01/08                                      125             130
   Massachusetts State, Federal
      Highway Project, Ser A, RB, MBIA
      5.250%, 12/15/12                                      500             532
   Massachusetts State, GO
      5.000%, 07/01/12                                      350             367
   Massachusetts State, Health &
      Educational Facilities Authority,
      Baystate Medical Center Project,
      Ser F, RB
      5.000%, 07/01/10                                      250             255
   Massachusetts State, Health &
      Educational Facilities Authority,
      Lahey Clinic Medical Center,
      Ser C, RB, FGIC
      5.000%, 08/15/15                                    1,320           1,404
   Massachusetts State, Health &
      Educational Facilities Authority,
      Massachusetts Institute
      Technology Project, Ser L, RB
      5.000%, 07/01/13                                    1,500           1,591
   Massachusetts State, Health &
      Educational Facilities Authority,
      North Adams Regional Hospital
      Project, Ser C, RB
      Callable 07/09/07 @ 101
      6.750%, 07/01/09                                       20              20
   Massachusetts State, Health &
      Educational Facilities Authority,
      Partners Healthcare Project,
      Ser E, RB
      5.000%, 07/01/12                                      500             524
   Massachusetts State, Health &
      Educational Facilities Authority,
      Ser E, RB
      5.000%, 07/01/10                                      500             516
   Massachusetts State, Health &
      Educational Facilities Authority,
      Tufts University Project, Ser J, RB
      5.500%, 08/15/15                                      605             669
   Massachusetts State, Housing
      Finance Agency, Ser E, RB
      Callable 12/01/14 @ 100
      5.000%, 12/01/28                                      250             255

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Industrial
      Finance Agency, Boston Edison
      Project, Ser A, RB
      Callable 07/09/07 @ 100
      5.750%, 02/01/14                             $        925    $        927
   Massachusetts State, Municipal
      Wholesale Electric Authority,
      Nuclear Project, Ser 3-A, RB, MBIA
      Callable 01/01/12 @ 101
      5.250%, 07/01/12                                      500             527
   Massachusetts State, Port Authority,
      Ser A, RB
      5.750%, 07/01/12                                      450             488
   Massachusetts State, Port Authority,
      Ser C, RB, FSA
      5.000%, 07/01/15                                    1,150           1,217
   Massachusetts State, School
      Building Authority, Ser A, RB, AMBAC
      5.000%, 08/15/17                                      250             270
   Massachusetts State, School
      Building Authority, Ser A, RB, FSA
      5.000%, 08/15/14                                      750             800
   Massachusetts State, Ser A, GAN, MBIA
      5.500%, 12/15/13                                    1,000           1,088
   Massachusetts State, Ser A, GO
      6.000%, 11/01/11                                      200             217
   Massachusetts State, Ser A, GO, FSA
      5.250%, 08/01/20                                      500             554
   Massachusetts State, Ser B, GO, FGIC (D)
      7.000%, 07/01/09                                      600             619
   Massachusetts State, Ser B, GO, FSA
      5.250%, 09/01/21                                      500             555
   Massachusetts State, Ser C, GO, MBIA
      5.500%, 12/01/20                                      750             850
   Massachusetts State, Ser D, GO
      5.500%, 10/01/16                                      200             222
   Massachusetts State, Ser D, GO, MBIA
      5.500%, 11/01/12                                    1,000           1,079
   Massachusetts State, Special
      Obligation, FGIC
      Pre-Refunded @ 100 (C)
      5.000%, 01/01/14                                      250             265
   Massachusetts State, Special
      Obligation, Ser A, GAN, FSA
      5.000%, 12/15/13                                    1,600           1,691
   Massachusetts State, Water
      Pollution Abatement Authority,
      Pool Program, Ser 8, RB
      Callable 08/01/12 @ 100
      5.250%, 08/01/13                                        5               5
   Massachusetts State, Water
      Pollution Abatement Authority,
      Pool Program, Ser 8, RB
      Pre-Refunded @ 100 (C)
      5.250%, 08/01/12                                      245             261
   Massachusetts State, Water
      Pollution Abatement Authority,
      Pool Program, Ser A, RB
      5.250%, 08/01/14                                      625             675

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Water
      Resources Authority, Ser B, RB, FSA
      5.250%, 08/01/23                             $        500    $        556
   Massachusetts State, Water
      Resources Authority, Ser B, RB,
      MBIA (D)
      6.250%, 12/01/11                                      300             330
   Massachusetts State, Water
      Resources Authority, Ser C, RB
      6.000%, 12/01/11                                      105             114
   Massachusetts State, Water
      Resources Authority, Ser C, RB (D)
      6.000%, 12/01/11                                      170             185
   Springfield, Municipal Purpose
      Loan, GO, FSA
      5.750%, 08/01/14                                    1,000           1,111
   Springfield, Municipal Purpose
      Loan, GO, MBIA
      5.250%, 08/01/15                                    1,000           1,086
   Springfield, Water & Sewer
      Commission, Ser A, RB, AMBAC
      Callable 07/15/16 @ 100
      5.000%, 07/15/17                                      500             536
                                                                   -------------
                                                                         35,393
                                                                   -------------
PUERTO RICO -- 10.6%
   Puerto Rico Commonwealth,
      Electric Power Authority, Ser KK,
      RB, FSA
      5.250%, 07/01/12                                      600             639
   Puerto Rico Commonwealth,
      Electric Power Authority, Ser LL,
      RB, MBIA
      5.500%, 07/01/18                                      250             282
   Puerto Rico Commonwealth,
      Electric Power Authority, Ser QQ,
      RB, XLCA
      5.500%, 07/01/16                                      250             279
   Puerto Rico Commonwealth,
      Electric Power Authority, Ser UU,
      RB, FSA
      5.000%, 07/01/14                                      200             214
   Puerto Rico Commonwealth, GO
      6.500%, 07/01/13                                      250             281
   Puerto Rico Commonwealth,
      Government Development Bank,
      Ser B, RB
      5.000%, 12/01/14                                      250             263
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser CC, RB
      5.000%, 07/01/14                                      300             315
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser Y, RB, MBIA
      6.250%, 07/01/14                                        5               6
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser Y, RB, MBIA (D)
      6.250%, 07/01/14                                       45              51
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB
      5.500%, 07/01/12                                      500             531

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                 Face Amount       Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser J, RB (A)
      5.000%, 07/01/28                             $        250    $       259
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriations Project, Ser A,
      RB (A) (B)
      5.750%, 08/01/07                                       800            849
   Puerto Rico Commonwealth, Ser A,
      GO (A)
      5.000%, 07/01/30                                       250            259
                                                                    ------------
                                                                          4,228
                                                                    ------------
VIRGIN ISLANDS -- 0.7%
   Virgin Islands, Public Financing
      Authority, Gross Receipts Taxes,
      Loan Note Project, Ser A, RB
      5.625%, 10/01/10                                       285            290
                                                                    ------------
Total Municipal Bonds
   (Cost $39,901) ($ Thousands)                                          39,911
                                                                    ------------
CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust,
     Institutional Tax Free Fund,
     Cl A, 3.57% +                                        16,521             17
                                                                    ------------
Total Cash Equivalent
   (Cost $17) ($ Thousands)                                                  17
                                                                    ------------
Total Investments -- 99.7%
   (Cost $39,918) ($ Thousands) ++                                  $    39,928
                                                                    ============

Percentages are based on net assets of $40,031 ($ Thousands).

+      The rate reported is the 7-day effective yield as of May 31, 2007.

++ At May 31, 2007, the tax basis cost of the Fund's investments was $39,918 ($ Thousands), and the unrealized appreciation and depreciation were $380 ($ Thousands) and $(370) ($ Thousands), respectively.

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2007. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in connection with a letter of credit issued by a major bank.

(C)    Pre-Refunded Security - The maturity date shown is the pre-refunded date.

(D)    Security is escrowed to maturity.

AMBAC  American Municipal Bond Assurance Company
Cl     Class
FGIC   Financial Guaranty Insurance Company
FSA    Financial Security Assistance
GAN    Grant Anticipation Note
GO     General Obligation
MBIA   Municipal Bond Insurance Association
RB     Revenue Bond
Ser    Series
SPA    Special Assessment
XLCA   XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.1%

NEW JERSEY -- 90.9%
   Atlantic County, Public Facilities
      Lease Agreement, COP, FGIC
      6.000%, 03/01/13                            $       1,000   $       1,103
   Bergen County, Utilities Authority,
      Water Pollution Control Project,
      Ser A, RB, FGIC
      5.000%, 12/15/10                                    1,000           1,039
   Burlington County, Bridge
      Commissioner, Governmental
      Loan Program, RB
      Callable 10/15/12 @ 100
      5.000%, 10/15/13                                    1,290           1,358
   Burlington County, Bridge
      Commissioner, Governmental
      Loan Program, RB, AMBAC
      5.000%, 05/15/11                                    1,230           1,283
      5.000%, 12/15/13                                    1,000           1,064
   Camden County, Municipal Utilities
      Authority, County Agreement
      Project, Ser B, RB, FGIC
      5.000%, 07/15/15                                    1,750           1,868
   Cumberland County, Improvement
      Authority, County Guaranteed
      Project, RB, MBIA
      5.000%, 01/01/13                                      500             528
   East Orange, Ser A, GO, FSA
      5.000%, 08/01/12                                    1,185           1,249
   Freehold, Regional High School
      District, GO, FGIC
      5.000%, 03/01/15                                    1,280           1,370
   Garden State, Preservation Trust,
      Ser C, RB, FSA
      5.125%, 11/01/16                                    1,000           1,086
   Jersey City, Ser A, GO, FSA
      6.250%, 10/01/11                                    1,225           1,334
   Lafayette Yard, Community
      Development Authority, Trenton
      Hotel/Conference Center Project,
      RB, MBIA
      Pre-Refunded @ 101 (B)
      6.125%, 04/01/10                                      500             535
      5.250%, 04/01/10                                      540             565
   Mantua Township, School Board
      Reserve Fund, GO, MBIA
      Pre-Refunded @ 100 (B)
      5.700%, 03/01/09                                      850             878
   New Jersey State, Casino
      Reinvestment Authority, Ser A,
      RB, MBIA
      5.000%, 06/01/14                                    3,000           3,196
   New Jersey State, Economic
      Development Authority, Masonic
      Charity Foundation Project, RB
      Callable 06/01/11 @ 102
      5.000%, 06/01/12                                      890             920
   New Jersey State, Economic
      Development Authority, Motor
      Vehicle Surcharge Revenue
      Project, Ser A, RB, MBIA
      Callable 07/01/14 @ 100
      5.250%, 07/01/15                                    2,000           2,154

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      RB, FGIC
      Pre-Refunded @ 100 (B)
      5.000%, 09/01/14                            $       1,900   $       2,027
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser C, RB, MBIA
      Pre-Refunded @ 100 (B)
      5.000%, 06/15/12                                    3,200           3,364
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser G, RB, AMBAC
      Pre-Refunded @ 100 (B)
      5.000%, 09/01/13                                    1,550           1,643
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser I, RB
      5.000%, 09/01/13                                    1,000           1,056
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser I, RB
      Pre-Refunded @ 100 (B)
      5.250%, 09/01/14                                    1,275           1,378
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser K, RB, AMBAC
      5.500%, 12/15/19                                    2,000           2,262
   New Jersey State, Economic
      Development Authority, Trenton
      Office Complex, RB, FSA
      5.250%, 06/15/11                                    1,400           1,474
   New Jersey State, Educational
      Facilities Authority, Fairleigh
      Dickinson Project, Ser C, RB
      6.000%, 07/01/12                                    1,670           1,797
   New Jersey State, Educational
      Facilities Authority, Princeton
      University Project, Ser B, RB (A)
      3.900%, 06/01/07                                    2,100           2,100
   New Jersey State, Educational
      Facilities Authority, Princeton
      University Project, Ser F, RB (A)
      3.460%, 06/01/07                                      780             780
   New Jersey State, Educational
      Facilities Authority, Ramapo
      College Project, Ser I, RB, AMBAC
      5.000%, 07/01/18                                    1,620           1,742
   New Jersey State, Environmental
      Infrastructure, Wastewater
      Treatment Project, Ser C, RB
      5.000%, 07/01/11                                    1,125           1,175
   New Jersey State, GO
      Pre-Refunded @ 100 (B)
      6.000%, 05/01/10                                    1,500           1,589
   New Jersey State, Garden State
      Preservation Trust, Ser A, RB, FSA
      5.250%, 11/01/11                                    2,000           2,115

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Healthcare
      Facilities Financing Authority,
      Atlantic Care Medical Center
      Project, RB
      Callable 07/01/2017 @ 100
      5.000%, 07/01/21                            $       2,000   $       2,075
   New Jersey State, Healthcare
      Facilities Financing Authority,
      Atlantic City Medical Center
      Project, RB
      5.500%, 07/01/07                                    1,000           1,001
   New Jersey State, Healthcare
      Facilities Financing Authority,
      Burdette Tomlin Memorial
      Hospital Project, RB
      Callable 07/01/09 @ 101
      5.250%, 07/01/11                                      535             550
   New Jersey State, Healthcare
      Facilities Financing Authority,
      Childrens Specialized Hospital,
      Ser A, RB
      5.000%, 07/01/12                                      400             408
      5.000%, 07/01/14                                      510             521
   New Jersey State, Healthcare
      Facilities Financing Authority,
      Childrens Specialized Hospital,
      Ser A, RB
      Callable 07/01/15 @ 100
      5.000%, 07/01/18                                      200             204
   New Jersey State, Healthcare
      Facilities Financing Authority,
      Health Systems Obligation Group,
      Ser A, RB
      5.000%, 07/01/08                                    1,000           1,008
   New Jersey State, Healthcare
      Facilities Financing Authority,
      Palisades Medical Center Project,
      RB, ACA Insured
      Callable 07/01/09 @ 101
      4.800%, 07/01/10                                      615             622
   New Jersey State, Healthcare
      Facilities Financing Authority,
      RWJ Health Care Corporation
      Project, Ser B, RB, Radian Insured
      5.000%, 07/01/13                                    1,000           1,043
      5.000%, 07/01/14                                      570             597
   New Jersey State, Healthcare
      Facilities Financing Authority,
      South Jersey Hospital Project, RB
      Callable 07/01/09 @ 101
      5.000%, 07/01/17                                    1,875           1,946
   New Jersey State, Highway
      Authority, Garden State Parkway
      Project, RB, FGIC (C)
      5.500%, 01/01/12                                    1,700           1,815
   New Jersey State, Highway
      Authority, Garden State Parkway
      Project, RB, FGIC
      Pre-Refunded @ 100 (B)
      5.250%, 01/01/12                                    1,480           1,565
   New Jersey State, Ser H, GO
      5.250%, 07/01/11                                    2,000           2,104
   New Jersey State, Ser H, GO, FSA
      5.250%, 07/01/15                                    1,485           1,617

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Transportation
      Administration, Federal
      Transportation Grants, Ser B,
      COP, AMBAC
      5.500%, 09/15/11                            $       3,450   $       3,669
   New Jersey State, Transportation
      Trust Fund, Transportation
      Systems Project, Ser C, RB
      Pre-Refunded @ 100 (B)
      5.500%, 06/15/13                                    2,420           2,626
   New Jersey State, Transportation
      Trust Fund, Transportation
      Systems Project, Ser A, RB (C)
      5.500%, 06/15/13                                    1,070           1,161
      5.000%, 06/15/10                                      165             170
   New Jersey State, Transportation
      Trust Fund, Transportation
      Systems Project, Ser A, RB,
      FGIC (C)
      5.250%, 06/15/13                                    1,065           1,142
   New Jersey State, Transportation
      Trust Fund, Transportation
      Systems Project, Ser B, RB, FGIC
      5.500%, 12/15/20                                    2,000           2,264
   New Jersey State, Transportation
      Trust Fund, Transportation
      Systems Project, Ser B, RB, MBIA
      Pre-Refunded @ 100 (B)
      5.000%, 12/15/11                                    1,110           1,163
   New Jersey State, Transportation
      Trust Fund, Transportation
      Systems Project, Ser C, RB, FGIC
      Pre-Refunded @ 100 (B)
      5.250%, 06/15/15                                    1,165           1,268
   New Jersey State, Transportation
      Trust Fund, Transportation
      Systems Project, Ser C, RB,
      FSA (C)
      5.750%, 12/15/14                                    2,070           2,313
   New Jersey State, Transportation
      Trust Fund, Transportation
      Systems Project, Ser D, RB (C)
      5.000%, 06/15/14                                    1,000           1,065
   New Jersey State, Transportation
      Trust Fund, Transportation Systems
      Project, Ser D, RB, AMBAC
      Pre-Refunded @ 100 (B)
      5.000%, 06/15/15                                    2,115           2,266
   New Jersey State, Turnpike
      Authority, Ser A, RB, MBIA
      5.750%, 01/01/10                                    1,615           1,691
   New Jersey State, Turnpike
      Authority, Ser A, RB, MBIA (C)
      6.000%, 01/01/11                                    2,000           2,143
   Ocean County, Waste Utilities
      Authority, RB
      5.250%, 01/01/10                                    1,910           1,946
   Passaic Valley, Sewer Authority,
      Ser F, RB, FGIC
      5.000%, 12/01/12                                    1,270           1,342
   Rahway, COP, MBIA
      Callable 02/15/10 @ 101
      5.400%, 02/15/13                                      475             497
      5.300%, 02/15/12                                      450             470
   Southeast Morris County, Water
      Authority, RB, MBIA
      Callable 01/01/11 @ 100
      5.000%, 01/01/13                                    1,215           1,257

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Trenton, GO, MBIA
      5.000%, 12/01/11                            $       1,360   $       1,426
   Union City, Industrial Pollution
      Control Authority, Exxon Project,
      RB (A)
      3.460%, 06/01/07                                    1,110           1,110
   West Orange, GO
      Pre-Refunded @ 100 (B)
      5.450%, 02/15/10                                      980           1,020
   West Windsor Plainsboro, Regional
      School District, GO, FSA
      5.000%, 12/01/12                                    1,100           1,163
      5.000%, 09/15/15                                      540             580
      5.000%, 09/15/16                                    1,075           1,160
      5.000%, 09/15/17                                      635             688
                                                                  --------------
                                                                         98,708
                                                                  --------------
PUERTO RICO -- 9.2%
   Puerto Rico Commonwealth,
      Electric Power Authority, Ser JJ,
      RB, XLCA
      5.375%, 07/01/17                                    1,000           1,110
   Puerto Rico Commonwealth,
      Government Development Bank,
      Ser B, RB
      5.000%, 12/01/14                                    1,000           1,052
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser E, RB, FSA
      5.500%, 07/01/12                                    1,015           1,093
   Puerto Rico Commonwealth,
      Municipal Finance Agency, Ser B,
      GO, FSA
      Callable 08/01/09 @ 101
      5.750%, 08/01/12                                    1,000           1,050
   Puerto Rico Commonwealth, Public
      Improvement Project, Ser A, GO, FGIC
      5.500%, 07/01/16                                    1,000           1,118
      5.500%, 07/01/19                                    2,600           2,933
   Puerto Rico Commonwealth, Public
      Improvement Project, Ser A, GO, MBIA
      5.500%, 07/01/18                                    1,000           1,128
   Puerto Rico Commonwealth, Public
      Improvement Project, Ser A, GO, XLCA
      5.500%, 07/01/17                                      500             560
                                                                  --------------
                                                                         10,044
                                                                  --------------
Total Municipal Bonds
   (Cost $108,992) ($ Thousands)                                        108,752
                                                                  --------------
CASH EQUIVALENT -- 0.1%
   SEI Tax Exempt Trust,
      Institutional Tax Free Fund,
      Cl A, 3.57% +                                      61,836              62
                                                                  --------------
Total Cash Equivalent
   (Cost $62) ($ Thousands)                                                  62
                                                                  --------------
Total Investments -- 100.2%
   (Cost $109,054) ($ Thousands) ++                               $     108,814
                                                                  ==============

Percentages are based on net assets of $108,626 ($ Thousands).

+       The rate shown is the 7-day effective yield as of May 31, 2007.

++ At May 31, 2007, the tax basis cost of the Fund's investments was $109,054 ($ Thousands), and the unrealized appreciation and depreciation were $609 ($ Thousands) and $(849) ($ Thousands), respectively.

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2007. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Pre-Refunded Security - The maturity date shown is the pre-refunded date.

(C)     Security is escrowed to maturity.

ACA     American Capital Access
AMBAC   American Municipal Bond Assurance Company
COP     Certificate of Participation
Cl      Class
FGIC    Financial Guaranty Insurance Company
FSA     Financial Security Assistance
GO      General Obligation
MBIA    Municipal Bond Insurance Association
Radian  Radian Asset Assurance
RB      Revenue Bond
Ser     Series
XLCA    XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.




--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

New York Municipal Bond Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.6%

NEW YORK -- 87.1%
   Amherst, Industrial Development
      Agency, Civic Center Project,
      Ser A, RB, Radian Insured (A)
      4.200%, 10/01/07                            $         495   $         497
   Cornwall, Central School District,
      GO, FGIC
      5.000%, 10/15/14                                      525             562
   Dutchess County, Industrial
      Development Agency, Bard
      College Civic Facilities Project,
      Ser A-1, RB
      5.000%, 08/01/17                                      500             524
   Dutchess County, Industrial
      Development Authority, IBM
      Project, RB (A)
      5.450%, 06/01/07                                    1,500           1,547
   Long Island, Power Authority, New
      York Electric Systems Project,
      Ser A, RB, FSA (D)
      5.500%, 12/01/12                                    1,500           1,624
      5.500%, 12/01/13                                    1,475           1,614
   Long Island, Power Authority, Ser E,
      RB, FGIC
      Callable 12/01/16 @ 100
      5.000%, 12/01/17                                      500             537
   Long Island, Power Authority, Ser F,
      RB, MBIA
      5.000%, 05/01/15                                    1,000           1,069
   Metropolitan New York,
      Transportation Authority,
      Ser A, RB
      5.000%, 11/15/13                                    1,000           1,057
   Metropolitan New York,
      Transportation Authority, Ser A,
      RB, FGIC
      Callable 11/15/11 @ 100
      5.250%, 11/15/12                                    1,000           1,057
   Metropolitan New York,
      Transportation Authority, Ser A,
      RB, MBIA
      5.000%, 11/15/11                                    1,550           1,625
      5.000%, 11/15/14                                    1,290           1,383
   Metropolitan New York,
      Transportation Authority,
      Ser C, RB
      5.000%, 11/15/12                                    1,000           1,051
   Metropolitan New York,
      Transportation Authority, Ser C,
      RB, AMBAC
      5.000%, 11/15/13                                    1,000           1,064
   Metropolitan New York,
      Transportation Authority, Ser G,
      RB (A) (B)
      3.800%, 06/01/07                                      450             450
   Nassau County, Healthcare
      Facilities Authority, RB, FSA
      Pre-Refunded @ 102 (C)
      6.000%, 08/01/09                                    1,000           1,066
   Nassau County, Interim Finance
      Authority, Second Ser A,
      RB, MBIA
      5.000%, 11/15/14                                      500             536

--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Nassau County, Interim Finance
      Authority, Second Ser A-1, RB, AMBAC
      Callable 11/15/11 @ 100
      5.375%, 11/15/14                            $          75   $          80
   Nassau County, Interim Finance
      Authority, Second Ser A-1, RB, AMBAC
      Pre-Refunded @ 100 (C)
      5.375%, 11/15/11                                      175             186
   Nassau County, Ser A, GO, FGIC
      6.000%, 07/01/10                                      100             106
   New York & New Jersey, Port
      Authority, 85th Ser, RB, AMBAC
      5.200%, 09/01/15                                    1,215           1,328
   New York City, Housing Development
      Authority, Capital Funding Program,
      Ser A, RB, FGIC
      5.000%, 07/01/12                                    1,000           1,053
   New York City, Housing Development
      Authority, Capital Funding Program,
      Ser A, RB, FGIC
      Callable 07/01/15 @ 100
      5.000%, 07/01/16                                    2,975           3,189
   New York City, Industrial
      Development Agency, Terminal One
      Group Association Project, RB
      5.500%, 01/01/14                                    1,000           1,072
      5.000%, 01/01/10                                      750             765
   New York City, Mount Sinai School
      District, GO, AMBAC
      6.200%, 02/15/14                                      500             566
   New York City, Municipal Water
      Finance Authority, Ser D, RB
      5.000%, 06/15/12                                      570             599
   New York City, Municipal Water
      Finance Authority, Water & Sewer
      Systems Project, Ser A, RB,
      AMBAC (D)
      5.875%, 06/15/13                                      750             832
   New York City, Municipal Water
      Finance Authority, Water & Sewer
      Systems Project, Ser A, RB,
      FGIC (D)
      6.000%, 06/15/10                                    1,000           1,064
   New York City, Ser A, GO
      5.250%, 11/01/09                                      140             145
      5.000%, 08/01/09                                      500             512
      5.000%, 08/01/10                                    1,750           1,807
   New York City, Ser A, GO (D)
      5.250%, 11/01/09                                      110             114
   New York City, Ser B, GO
      7.250%, 08/15/07                                      760             765
   New York City, Ser B, GO, FSA
      5.250%, 08/01/13                                    2,000           2,145
   New York City, Ser B, GO, FSA (D)
      8.250%, 06/01/07                                    1,000           1,000
   New York City, Ser C, GO
      5.000%, 08/01/13                                      500             527
   New York City, Ser C, GO, CIFG
      5.000%, 08/01/14                                    1,500           1,595
   New York City, Ser C, GO, MBIA
      5.000%, 08/01/15                                      750             803
   New York City, Ser G, GO
      5.000%, 08/01/10                                    1,000           1,033
      5.000%, 08/01/15                                      705             750

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

New York Municipal Bond Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Ser G, GO, AMBAC
      Callable 02/01/16 @ 100
      5.000%, 08/01/17                            $         725   $         774
   New York City, Ser H, GO, FGIC
      6.000%, 08/01/12                                      750             824
   New York City, Ser H, GO
      5.000%, 08/01/13                                      840             885
   New York City, Ser H, GO, FGIC
      Callable 08/01/14 @ 100
      5.000%, 08/01/15                                      750             797
   New York City, Ser I, GO
      5.000%, 08/01/11                                      500             520
      5.000%, 08/01/14                                    2,500           2,649
   New York City, Ser I, GO, MBIA
      Callable 08/01/14 @ 100
      5.000%, 08/01/17                                      500             529
   New York City, Ser J, Sub-Ser J-1, GO
      Callable 06/01/16 @ 100
      5.000%, 06/01/17                                      300             319
   New York City, Ser M, GO
      5.000%, 04/01/13                                      700             736
      New York City, Sub-Ser F-1, GO
      5.000%, 09/01/13                                      750             791
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser A, RB
      Callable 08/15/07 @ 101
      5.000%, 08/15/11                                       55              56
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser A, RB
      Callable 11/01/11 @ 100 (A) (E)
      5.500%, 11/01/07                                      750             797
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser A, RB
      Pre-Refunded @ 101 (C)
      5.500%, 02/15/10                                    1,000           1,053
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser B, RB
      5.000%, 11/01/13                                    1,000           1,063
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser B, RB
      Pre-Refunded @ 101 (C)
      5.000%, 11/15/08                                      305             312
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser B, RB (A)
      5.250%, 02/01/08                                      750             783
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser B, RB
      Pre-Refunded @ 101 (C)
      6.000%, 11/15/10                                      500             536
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser C, RB
      5.500%, 02/01/09                                    1,105           1,135
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser D-2, RB
      Callable 05/01/14 @ 100
      5.000%, 11/01/14                                    1,000           1,065
   New York City, Transitional Finance
      Authority, Ser S-1, RB, FGIC
      5.000%, 07/15/16                                      350             378

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Transportation
      Facilities Authority, Livingston
      Plaza Project, RB, FSA (D)
      5.400%, 01/01/18                            $         105   $         114
   New York State, Environmental
      Facilities Authority, Revolving
      Funds - New York City Municipal
      Water, Ser C, RB
      5.000%, 06/15/15                                    1,475           1,581
   New York State, Dormitory
      Authority, Aids Long-Term Health
      Care Facilities, RB, SONYMA
      5.000%, 11/01/10                                    1,500           1,551
   New York State, Dormitory
      Authority, City University System
      Construction Project, 5th General,
      Ser A, RB, FGIC
      5.000%, 07/01/13                                    2,000           2,122
   New York State, Dormitory
      Authority, City University System,
      Special Obligation, Ser D, RB,
      FGIC
      5.750%, 07/01/12                                    1,000           1,050
   New York State, Dormitory
      Authority, Education Project,
      Ser D, RB
      5.000%, 03/15/14                                    1,000           1,066
   New York State, Dormitory
      Authority, Educational Facilities
      Project, Ser A, RB
      5.500%, 05/15/13                                      810             862
   New York State, Dormitory
      Authority, Interfaith Medical
      Center Project, RB
      5.000%, 02/15/18                                    1,000           1,063
   New York State, Dormitory
      Authority, Manhattan College, RB,
      Radian Insured
      5.500%, 07/01/11                                      900             947
   New York State, Dormitory
      Authority, Mental Health Project,
      Ser G, RB, AMBAC
      5.250%, 08/15/09                                      385             397
   New York State, Dormitory
      Authority, Mental Health Services
      Facilities Improvement Project,
      Ser C, RB, FGIC
      5.000%, 02/15/13                                      800             844
   New York State, Dormitory
      Authority, Mental Health Services
      Facilities Improvement Project,
      Ser D, RB, FGIC
      Callable 02/15/15 @ 100
      5.000%, 02/15/16                                    1,500           1,598
   New York State, Dormitory
      Authority, Mental Health Services
      Facilities Project, Ser B, RB
      6.500%, 08/15/08                                      250             258
      6.500%, 08/15/09                                      400             422
   New York State, Dormitory
      Authority, Montefiore Medical
      Center Project, RB, FGIC
      5.000%, 02/01/13                                      500             526
   New York State, Dormitory
      Authority, New York State
      Department of Health, RB
      5.250%, 07/01/13                                      500             534

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

New York Municipal Bond Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  New York State, Dormitory
     Authority, New York University
     Project, Ser A, RB, MBIA
     6.000%, 07/01/19                             $         100   $         118
  New York State, Dormitory
     Authority, Presbyterian Hospital
     Project, RB, AMBAC
     5.500%, 02/01/09                                       300             308
     5.500%, 08/01/09                                       500             517
  New York State, Dormitory
     Authority, Presbyterian Hospital
     Project, RB, AMBAC
     Callable 02/01/08 @ 101
     4.400%, 08/01/13                                        15              15
  New York State, Dormitory
     Authority, Rochester Institute of
     Technology, Ser A, RB, AMBAC
     5.000%, 07/01/12                                     1,000           1,053
     5.000%, 07/01/13                                     1,000           1,061
  New York State, Dormitory
     Authority, Ryan/Clinton
     Community Health Project, RB,
     SONYMA
     5.400%, 07/01/09                                       250             256
  New York State, Dormitory
     Authority, Ser B, RB (A)
     5.250%, 11/15/23                                     5,500           5,806
  New York State, Dormitory
     Authority, Ser B, RB, XLCA (A)
     5.250%, 07/01/07                                     1,750           1,871
  New York State, Dormitory Authority,
     Siena College, RB, MBIA
     5.000%, 07/01/16                                       500             540
  New York State, Dormitory Authority,
     State University Educational
     Facilities Project, RB, MBIA
     Pre-Refunded @ 101 (C)
     6.000%, 05/15/10                                     1,000           1,071
  New York State, Dormitory
     Authority, State University
     Educational Facilities Project,
     Ser A, RB, AMBAC
     5.250%, 05/15/15                                     1,170           1,263
  New York State, Dormitory
     Authority, State University
     Educational Facilities Project,
     Ser A, RB, FGIC
     7.500%, 05/15/13                                       600             715
  New York State, Environmental
     Facilities Authority, New York City
     Water Project, RB
     5.750%, 06/15/08                                         5               5
     5.750%, 06/15/09                                         5               5
     5.750%, 06/15/10                                        35              37
     5.750%, 06/15/11                                       180             193
     5.750%, 06/15/12                                       105             114
  New York State, Environmental
     Facilities Authority, New York City
     Water Project, RB (D)
     5.750%, 06/15/08                                        40              41
     5.750%, 06/15/09                                        40              42
     5.750%, 06/15/11                                     1,180           1,267
  New York State, Environmental
     Facilities Authority, Revolving
     Funds - Pooled Financing
     Program, Ser B, RB
     5.000%, 11/15/14                                     1,000           1,075
     5.000%, 11/15/16                                     1,000           1,086

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  New York State, Environmental
     Facilities Authority, Revolving
     Funds, New York City Municipal
     Water, Ser E, RB
     5.000%, 06/15/14                             $         750   $         804
  New York State, Environmental
     Facilities Authority, Revolving
     Funds, Ser E, RB, MBIA
     6.000%, 06/15/12                                     1,350           1,481
  New York State, Environmental
     Facilities Authority, Ser A, RB
     5.000%, 03/15/12                                     1,000           1,048
  New York State, Environmental
     Facilities Authority, Ser A, RB,
     FGIC
     5.250%, 12/15/13                                     1,000           1,083
  New York State, Environmental
     Facilities Authority, State Water
     Project, Ser A, RB (D)
     5.750%, 06/15/09                                         5               5
     5.750%, 06/15/11                                       240             258
  New York State, Local Assistance
     Project, Ser E, RB
     6.000%, 04/01/14                                     1,040           1,149
  New York State, Mortgage Agency,
     26th Ser, RB
     5.200%, 04/01/08                                       500             502
  New York State, Mortgage Agency,
     26th Ser, RB
     Callable 07/01/10 @ 100
     5.350%, 10/01/16                                       130             132
  New York State, Mortgage Agency,
     Homeowner Mortgage Project,
     Ser 87, RB
     Callable 09/01/09 @ 100
     5.150%, 04/01/17                                       270             271
  New York State, Mortgage Agency,
     Homeowner Mortgage, Ser 98, RB
     Callable 04/01/11 @ 100
     5.050%, 10/01/17                                       825             853
  New York State, Sales Tax Asset
     Receivables Project, Ser A,
     RB, MBIA
     Callable 10/15/14 @ 100
     5.000%, 10/15/17                                     1,000           1,066
  New York State, Thruway &
     Highway Board, Second Ser B,
     RB, FSA
     5.000%, 04/01/14                                     1,000           1,067
  New York State, Thruway &
     Highway Board, Ser B, RB, FGIC
     Callable 04/01/08 @ 101
     5.250%, 04/01/11                                     1,000           1,023
  New York State, Thruway &
     Highway Board, Ser C, MBIA
     5.500%, 04/01/12                                       750             805
  New York State, Thruway Authority,
     Second Ser B, RB, FGIC
     Callable 10/01/15 @ 100
     5.000%, 04/01/16                                     1,000           1,074
  New York State, Thruway Authority,
     Second Ser B, RB, FSA
     5.000%, 04/01/13                                     2,175           2,303
  New York State, Thruway Authority,
     Transportation Project, Ser A,
     RB, FSA
     5.000%, 03/15/13                                       500             529
     5.000%, 03/15/14                                     1,000           1,066

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

New York Municipal Bond Fund
May 31,2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  New York State, Tobacco
     Settlement Financing, Ser A-1, RB
     Callable 07/05/07 @ 100
     5.250%, 06/01/12                             $       1,000   $       1,001
  New York State, Transitional
     Finance Authority, Future Tax
     Secured Project, Ser B, RB
     Pre-Refunded @ 101 (C)
     6.000%, 11/15/10                                       750             803
  New York State, Triborough Bridge
     & Tunnel Authority, General
     Purpose Project, Ser SR, RB (D)
     5.500%, 01/01/12                                       525             543
  New York State, Triborough Bridge
     & Tunnel Authority, General
     Purpose Project, Ser X, RB (D)
     6.625%, 01/01/12                                     1,160           1,274
  New York State, Urban
     Development Authority, Ser A, RB
     5.500%, 01/01/17                                     1,395           1,465
  New York State, Urban
     Development Authority, Ser A, RB
     Pre-Refunded @ 100 (C)
     5.500%, 01/01/11                                       105             111
  New York State, Urban
     Development, Capital Correctional
     Facilities Project, Ser A, RB, FSA
     6.500%, 01/01/10                                       650             693
  New York State, Urban
     Development, Personal Income
     Tax Project, Ser A-1, RB
     5.000%, 12/15/11                                       250             262
  New York State, Urban
     Development, Personal Income
     Tax Project, Ser A-1, RB, AMBAC
     5.000%, 12/15/15                                     1,000           1,078
  New York State, Urban
     Development, Personal Income
     Tax Project, Ser B, RB, FSA
     5.000%, 03/15/13                                     1,000           1,058
  New York State, Urban
     Development, Ser A, RB
     5.000%, 01/01/09                                       500             509
     5.000%, 01/01/17                                       450             465
  New York State, Urban
     Development, Service Contract,
     RB, FSA
     5.000%, 01/01/15                                       500             535
  New York State, Urban
     Development, State Facilities
     Project, RB
     5.750%, 04/01/12                                     1,100           1,186
  Port Authority of New York & New
     Jersey, One Hundred Thirty Ninth
     Project, RB, FGIC
     5.000%, 10/01/13                                     1,000           1,052
  Port Authority of New York & New
     Jersey, Ser 131st, RB
     Callable 06/15/13 @ 101
     5.000%, 12/15/13                                     1,500           1,571
  Troy, Industrial Development
     Authority, Rensselaer Polytechnic
     Institute, Ser A, RB
     5.500%, 09/01/10                                       400             416
     Tsasc, Ser 1, RB
     Callable 06/01/16 @ 100
     4.750%, 06/01/22                                     3,215           3,212

--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
  Yonkers, Ser A, GO, FSA
     5.000%, 05/01/17                             $         500   $         538
  Yonkers, Ser A, GO, MBIA
     5.000%, 08/01/13                                     1,500           1,589
                                                                  --------------
                                                                        124,575
                                                                  --------------
PUERTO RICO -- 11.3%
  Puerto Rico Commonwealth,
     Electric Power Authority, Ser QQ,
     RB, XLCA
     5.500%, 07/01/16                                       500             557
  Puerto Rico Commonwealth, GO
     5.400%, 07/01/07                                       685             686
  Puerto Rico Commonwealth,
     Government Development Bank
     Authority, Ser B, RB
     5.000%, 12/01/11                                       500             519
     5.000%, 12/01/15                                       750             792
  Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser CC, RB
     5.000%, 07/01/16                                     2,100           2,221
  Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser E, RB, FSA
     5.500%, 07/01/19                                       750             850
  Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser Y, RB, MBIA
     6.250%, 07/01/14                                        10              11
  Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser Y, RB, MBIA (D)
     6.250%, 07/01/14                                       115             132
  Puerto Rico Commonwealth, Housing
     Finance Authority, Capital Funding
     Program, RB, HUD
     5.000%, 12/01/13                                     1,500           1,578
  Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
     5.500%, 07/01/12                                       250             266
  Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser J, RB (A)
     5.000%, 07/01/07                                     1,000           1,034
  Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project, Ser A,
     RB (A) (B)
     5.750%, 08/01/07                                     2,850           3,024
  Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project, Ser A,
     RB, MBIA (B)
     5.250%, 08/01/29                                     1,000           1,056
  Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project, Ser E, RB
     Pre-Refunded @ 100 (C)
     5.500%, 02/01/12                                       750             802
  Puerto Rico Commonwealth, Public
     Improvements Project, Ser C,
     GO (A)
     6.000%, 07/01/07                                     1,000           1,021

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

New York Municipal Bond Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------
  Puerto Rico Commonwealth,
     Ser A, GO
     5.000%, 07/01/30                             $       1,000   $       1,034
  Puetro Rico Commonwealth,
     Electric Power Authority, Ser UU,
     RB, MBIA
     5.000%, 07/01/19                                       500             543
                                                                  --------------
                                                                         16,126
                                                                  --------------
VIRGIN ISLANDS -- 0.2%
  Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes,
     Loan Note Project, Ser A, RB
     5.625%, 10/01/10                                       280             285
                                                                  --------------
Total Municipal Bonds
  (Cost $140,906) ($ Thousands)                                         140,986
                                                                  --------------
CASH EQUIVALENT -- 0.0%
  SEI Tax Exempt Trust,
     Institutional Tax Free Fund,
     Cl A, 3.57% +                                       37,597              38
                                                                  --------------
Total Cash Equivalent
  (Cost $38) ($ Thousands)                                                   38
                                                                  --------------
Total Investments -- 98.6%
  (Cost $140,944) ($ Thousands) ++                                $     141,024
                                                                  ==============

Percentages are based on Net Assets of $143,002 ($ Thousands).

+        The rate shown is the 7-Day effective yield as of May 31, 2007.

++ At May 31, 2007, the tax basis cost of the Fund's investments was $140, 942($ Thousands), and the unrealized appreciation and depreciation were $949($ Thousands) and $(867) ($ Thousands), respectively.

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2007. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in connection with a letter of credit issued by a major bank.

(C) Pre-Refunded Security - The maturity date shown is the pre-refunded date.

(D)      Security is escrowed to maturity.

(E) Step Bond - The rate reflected on the Schedule of Investments is the effective yield on May 31, 2007. The coupon on a step bond changes on a specified date.

AMBAC    American Municipal Bond Assurance Company
CIFG     CDC IXIS Financial Guaranty
Cl       Class
FGIC     Financial Guaranty Insurance Company
FSA      Financial Security Assistance
GO       General Obligation
MBIA     Municipal Bond Insurance Company
Radian   Radian Asset Assurance
RB       Revenue Bond
Ser      Series
SONYMA   State of New York Mortgage Agency
XLCA     XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

California Municipal Bond Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 9 9.0%

CALIFORNIA -- 90.4%
   ABAG, Financial Authority Not-For-Profit,
      Channing House Project, COP
      4.900%, 02/15/09                            $         485   $         491
   California State, Daily-Kindergarten
      University, Ser A-4, GO (A) (B)
      3.650%, 06/01/07                                    1,355           1,355
   California State, Department of
      Water Resources & Power, Ser A,
      RB, MBIA
      Pre-Refunded @ 101 (C)
      5.375%, 05/01/12                                    2,500           2,701
   California State, Department of
      Water Resources & Power,
      Ser W, RB, FSA
      5.500%, 12/01/13                                    1,540           1,691
   California State, Department of
      Water Resources, Water Systems
      Project, Ser Y, RB, FGIC
      Callable 06/01/13 @ 100
      5.250%, 12/01/19                                    2,425           2,590
   California State, Economic
      Recovery Authority, Ser A, GO
      5.250%, 07/01/12                                    6,930           7,376
   California State, Economic
      Recovery Authority, Ser A, GO, MBIA
      5.250%, 07/01/13                                    2,000           2,153
   California State, Economic
      Recovery Authority, Ser C-5,
      RB (A)
      3.650%, 06/01/07                                    1,450           1,450
   California State, Educational
      Facilities Authority, Santa Clara
      University Project, RB, AMBAC
      5.250%, 09/01/19                                    1,250           1,380
   California State, GO
      5.250%, 03/01/11                                    1,600           1,677
      5.250%, 02/01/18                                    2,000           2,181
      5.000%, 04/01/12                                   10,000          10,479
      5.000%, 03/01/15                                    7,000           7,442
      5.000%, 10/01/16                                    3,225           3,450
   California State, GO
      Callable 08/01/13 @ 100
      5.250%, 02/01/14                                    4,000           4,284
   California State, GO, XLCA
      5.250%, 02/01/11                                    7,000           7,343
      5.000%, 04/01/10                                    2,000           2,067
   California State, Health Facilities
      Financing Authority, Cedars-Sinai
      Medical Center Project, RB
      5.000%, 11/15/14                                    1,000           1,053
   California State, Housing Finance
      Authority, Multi-Family Housing
      Project, Ser B, RB (A) (B)
      3.610%, 06/01/07                                      940             940
   California State, Infrastructure &
      Economic Development Authority,
      Bay Area Toll Bridges Project,
      Ser A, RB, FSA (D)
      5.000%, 07/01/11                                    2,000           2,096

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   California State, Infrastructure &
      Economic Development Authority,
      Workers Compensation Relief
      Project, Ser A, RB, AMBAC
      5.250%, 10/01/13                            $       4,900   $       5,316
   California State, Public Works
      Board, Community College
      Project, Ser B, RB, FGIC
      Callable 03/01/17 @ 100
      5.000%, 03/01/20                                    2,000           2,125
   California State, Public Works
      Board, Department of Corrections
      State Prison Project, Ser E, RB, MBIA
      6.000%, 06/01/10                                    1,500           1,593
   California State, Public Works
      Board, Department of General
      Services, Butterfield Street
      Project, Ser A, RB
      5.000%, 06/01/15                                    1,000           1,061
   California State, Public Works
      Board, Department of General
      Services, Ser A, RB, FSA
      Callable 04/01/16 @ 100
      5.000%, 04/01/17                                    1,560           1,668
   California State, Public Works
      Board, University Project, Ser A,
      RB, FGIC
      5.250%, 10/01/17                                    1,380           1,517
   California State, Resource
      Efficiency Financing Authority,
      COP, AMBAC
      6.000%, 04/01/09                                      810             844
   California State, Resource
      Efficiency Financing Authority,
      COP, AMBAC (D)
      6.000%, 04/01/09                                      610             635
   California State, Union Elementary
      School District, Ser B, GO, FGIC
      Pre-Refunded @ 100 (C)
      5.375%, 09/01/12                                    1,000           1,077
   California Statewide, Communities
      Development Authority, Health
      Facilities-Adventist Health Project,
      Ser A, RB
      5.000%, 03/01/15                                    1,385           1,452
   California Statewide, Communities
      Development Authority,
      Huntington Memorial Hospital, RB
      5.000%, 07/01/15                                    2,860           2,997
   California Statewide, Communities
      Development Authority, John
      Muir/Mount Diablo Health Project,
      COP, AMBAC (A)
      3.690%, 06/01/07                                      300             300
   California Statewide, Communities
      Development Authority, Redlands
      Community Hospital, Ser A, RB,
      Radian Insured
      5.000%, 04/01/14                                    1,000           1,049
   Cerritos Community College, Ser A,
      GO, MBIA
      Pre-Refunded @ 101 (C)
      5.000%, 08/01/13                                    1,170           1,257

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

California Municipal Bond Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Corona-Norco, Unified School
      District, Capital Appreciation
      Project, Ser B, GO, FSA (E)
      5.600%, 09/01/13                            $       1,000   $         783
      5.500%, 09/01/12                                    1,005             820
   Del Mar, Race Track Authority, RB
      5.000%, 08/15/10                                      700             720
   Fairfield, Housing Authority, Creekside
      Estates Mobile Homes Project, RB
      5.150%, 09/01/07                                      220             220
   Fontana, Redevelopment Agency,
      Jurupa Hills Redevelopment
      Project, Ser A, TA
      5.100%, 10/01/09                                      360             368
      4.900%, 10/01/07                                    1,345           1,348
   Fontana, Redevelopment Agency,
      Jurupa Hills Redevelopment
      Project, Ser A, TA
      Callable 10/01/09 @ 101
      5.200%, 10/01/10                                    1,615           1,669
   Fremont, Union High School District,
      GO, FGIC
      5.000%, 09/01/13                                    2,325           2,481
   Fresno, Joint Powers Finance
      Authority, TA, AMBAC
      Callable 08/01/10 @ 102
      5.500%, 08/01/15                                    1,445           1,544
   Hacienda La Puente, Capital
      Appreciation, Ser A, GO, MBIA (E)
      5.450%, 08/01/15                                    1,200             860
   Huntington Beach, Unified School
      District, Election 2004 Project,
      GO, FSA
      Callable 08/01/14 @ 100
      5.000%, 08/01/15                                    1,165           1,247
   Intermodal, Container Transfer
      Facility, Joint Powers Authority,
      Ser A, RB, AMBAC
      5.000%, 11/01/10                                    1,465           1,525
   Lodi, Electric Systems Authority,
      Capital Appreciation, Ser B, COP, MBIA
      Pre-Refunded @ 90.35 (C) (E)
      5.610%, 01/15/09                                    1,000             851
   Loma Linda, University Medical
      Center, Ser A, RB
      5.000%, 12/01/15                                    1,575           1,636
   Los Angeles, Ser A, GO, MBIA
      5.250%, 09/01/13                                    1,180           1,273
   Los Angeles, Sonnelblick Del Rio
      West, COP, AMBAC
      5.375%, 11/01/10                                    1,730           1,821
   Los Angeles, Unified School District,
      GO, MBIA
      5.500%, 07/01/11                                    2,000           2,133
   Los Angeles, Unified School District,
      Ser A-2, GO, FGIC
   Callable 07/01/14 @ 100
      5.000%, 07/01/16                                    3,620           3,857
   Newport Beach, Hoag Memorial
      Presbyterian Hospital Project, RB
      Pre-Refunded @ 100 (A) (C)
      3.690%, 08/29/07                                    1,260           1,260
   North Orange County, Community
      College District, Election of 2002
      Project, Ser B, GO, FGIC
      Pre-Refunded @ 100 (C)
      5.000%, 08/01/14                                    1,250           1,342

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Ontario, Redevelopment Financing
      Authority, Center City & Cimarron
      Project No. 1, RB, MBIA
      5.000%, 08/01/11                            $       1,270   $       1,333
   Orange County, Water District
      Authority, Ser B, COP, MBIA
      4.500%, 08/15/13                                    1,350           1,396
   Palo Alto, Unified School District,
      GO, FSA
      Callable 08/01/15 @ 100
      5.000%, 08/01/16                                    1,195           1,285
   Pasadena, Unified School District,
      GO, FGIC
      5.000%, 11/01/13                                    2,000           2,138
   Rancho Cucamonga,
      Redevelopment Agency, Ranch
      Redevelopment Project, Ser A,
      TA, AMBAC
      Callable 09/01/14 @ 100
      5.000%, 09/01/15                                    2,000           2,130
   Rancho Santiago, Community
      College District, GO, FSA
      5.250%, 09/01/17                                    1,825           2,013
   Redwood City, Elementary School
      District, GO, FGIC
      5.000%, 08/01/15                                    2,275           2,455
   Riverside, Community College
      District, GO, FSA
      Callable 08/01/15 @ 100
      5.000%, 08/01/18                                    1,700           1,816
   Riverside, Electric Authority, RB, FSA
      Callable 10/01/11 @ 101
      5.250%, 10/01/13                                    2,485           2,650
   Riverside, Public Financing
      Authority, COP
      5.400%, 05/15/09                                    2,005           2,043
   Roseville, Natural Gas Finance
      Authority, RB
      5.000%, 02/15/13                                    1,000           1,046
      5.000%, 02/15/17                                      500             530
   Sacramento, Municipal Utility
      District, Ser S, RB, MBIA
      5.000%, 11/15/13                                    1,400           1,497
   San Buenaventura, Ser B, COP, AMBAC
      5.000%, 01/01/12                                    1,455           1,528
   San Diego, Burnham Institution for
      Med Resh Project, COP
      Callable 09/01/15 @ 102
      5.000%, 09/01/16                                      575             598
   San Diego, Redevelopment Agency,
      Centre City Redevelopment
      Project, Ser A, RB
      5.450%, 09/01/09                                      175             177
      5.350%, 09/01/08                                      175             176
   San Diego, Redevelopment Agency,
      Centre City Redevelopment
      Project, Ser A, TA, XLCA
      5.000%, 09/01/13                                    1,300           1,376
   San Diego, Unified School District,
      Election of 1998 Project, Ser B,
      GO, MBIA
      6.050%, 07/01/18                                    2,650           3,129
   San Francisco Bay Area, Bay Area
      Toll Authority, Ser F, RB
      5.000%, 04/01/13                                    1,000           1,061

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

California Municipal Bond Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   San Francisco, City & County
      Authority, Issue 29 Project, Ser B,
      RB, FGIC
      5.000%, 05/01/12                            $       1,555   $       1,638
   San Francisco, City & County
      Authority, Ser A, RB, FSA
      5.000%, 11/01/12                                    6,000           6,367
   San Francisco, State Building
      Authority, California State & San
      Francisco Civic Center, Ser A,
      RB, FGIC
      Callable 12/01/15 @ 100
      5.000%, 12/01/16                                    3,500           3,760
   San Francisco, State University
      Foundation, Student Housing
      Project, RB, ACA Insured (D)
      4.500%, 07/01/07                                      265             265
   San Joaquin County, Capital
      Facilities Project, COP, MBIA
      5.500%, 11/15/13                                    1,000           1,095
   San Joaquin Hills, Transportation
      Authority, RB (D) (E)
      5.340%, 01/01/09                                    2,000           1,887
   San Jose, Redevelopment Agency,
      Merged Area Development
      Project, Ser D, TA, AMBAC
      Callable 08/01/17 @ 100
      5.000%, 08/01/21                                    5,000           5,311
   San Jose, Unified School
      District/Santa Clara County, Election
      Of 2002, Ser C, GO, FGIC
      Callable 08/01/16 @ 100
      5.250%, 08/01/19                                    2,050           2,243
   San Ramon Valley, Unified School
      District, Election 2002, GO, FSA
      Callable 08/01/14 @ 100
      5.250%, 08/01/17                                    1,475           1,597
   Santa Clara Valley, Water District
      Authority, Ser A, RB, FSA
      Callable 06/01/16 @ 100
      5.000%, 06/01/19                                    2,185           2,338
   Santa Fe Springs, Community
      Development Authority,
      Construction Redevelopment
      Project, Ser A, TA, MBIA
      5.000%, 09/01/15                                    2,585           2,774
   Santa Fe Springs, Community
      Development Authority, Ser A, TA, MBIA
      5.000%, 09/01/10                                    1,950           2,026
   Santa Monica, Malibu School
      District, GO, FGIC
      5.250%, 08/01/11                                    2,095           2,214
   Saugus, Union School District,
      Ser B, GO, FSA
      Pre-Refunded @ 100 (C)
      5.000%, 08/01/15                                    1,375           1,486
   South San Francisco, School
      District, RB, MBIA
      5.000%, 09/15/17                                    1,070           1,163
   Stockton, Essential Services
      Building/Parking Facility, COP (D)
      5.000%, 08/01/09                                      280             288
      4.800%, 08/01/07                                      155             155
   Sunnyvale, Water Financing
      Authority, RB, AMBAC
      Callable 10/01/11 @ 100
      5.250%, 10/01/13                                    1,595           1,691

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   University of California, Regents
      Medical Center, Ser A, RB, MBIA
      5.000%, 05/15/13                            $       2,000   $       2,123
      5.000%, 05/15/16                                    1,000           1,078
   Val Verde, Unified School District,
      COP, FGIC (D)
      5.000%, 01/01/14                                      500             534
   Val Verde, Unified School District,
      COP, FGIC
      Pre-Refunded @ 100 (C)
      5.250%, 01/01/15                                    1,000           1,092
      5.250%, 01/01/15                                    1,500           1,638
                                                                  --------------
                                                                        189,988
                                                                  --------------
GUAM -- 0.5%
   Guam, Ser A, RB, FSA
      5.500%, 12/01/10                                    1,000           1,058
                                                                  --------------
PUERTO RICO -- 8.1%
   Puerto Rico Commonwealth,
      Electric Power Authority, RB, MBIA
      5.000%, 07/01/20                                    1,700           1,843
   Puerto Rico Commonwealth,
      Government Development Bank,
      Ser B, RB
      5.000%, 12/01/14                                    1,250           1,315
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser K, RB
      Pre-Refunded @ 100 (C)
      5.000%, 07/01/15                                    1,210           1,303
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser W, RB, MBIA
      5.500%, 07/01/13                                    3,400           3,701
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser X, RB, FSA
      5.500%, 07/01/15                                    1,490           1,648
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB
      5.500%, 07/01/16                                    1,000           1,114
   Puerto Rico Commonwealth, Public
      Improvements Authority, GO, MBIA
      5.250%, 07/01/12                                    2,000           2,131
   Puerto Rico Commonwealth, Public
      Improvements Authority, Ser A,
      GO, FGIC
      5.500%, 07/01/13                                    2,500           2,723
   Puerto Rico Commonwealth, Public
      Improvements Project, GO, MBIA
      5.250%, 07/01/15                                    1,000           1,093
                                                                  --------------
                                                                         16,871
                                                                  --------------
Total Municipal Bonds
   (Cost $206,836) ($ Thousands)                                        207,917
                                                                  --------------

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

Schedule of Investments (Unaudited)

California Municipal Bond Fund
May 31, 2007

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                 ($ Thousands)/Shares  ($ Thousands)
--------------------------------------------------------------------------------
TAX EXEMPT CORPORATE BOND -- 0.9%

COLORADO -- 0.9%
   San Manuel Entertainment
      Callable 12/01/13 @ 102 (F)
      4.500%, 12/01/16                            $       2,000   $       2,014
                                                                  --------------
Total Tax Exempt Corporate Bond
   (Cost $2,000) ($ Thousands)                                            2,014
                                                                  --------------
CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust,
      Institutional Tax Free Fund,
      Cl A, 3.57% +                                       1,872               2
                                                                  --------------
Total Cash Equivalent
   (Cost $2) ($ Thousands)                                                    2
                                                                  --------------
Total Investments -- 99.9%
   (Cost $208,838) ($ Thousands) ++                               $     209,933
                                                                  ==============

Percentages are based on Net Assets of $210,103 ($ Thousands).

+        The rate shown is the 7-day effective yield as of May 31, 2007.

++ At May 31, 2007, the tax basis cost of the Fund's investments was $208,718 ($ Thousands), and the unrealized appreciation and depreciation were $2,348 ($ Thousands) and $(1,133) ($Thousands), respectively.

(A) Floating Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2007. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in connection with a letter of credit issued by a major bank.

(C) Pre-Refunded Security - The maturity date shown is the pre-refunded date.

(D)      Security is escrowed to maturity.

(E) Zero Coupon Security - The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2007, the value of this security amounted to $2,014 ($ Thousands), representing 0.9% of the net assets of the Fund.

ABAG     Association of Bay Area Governments
ACA      American Capital Access
AMBAC    American Municipal Bond Assurance Company
Cl       Class
COP      Certificate of Participation
FGIC     Financial Guaranty Insurance Company
FSA      Financial Security Assistance
GO       General Obligation
MBIA     Municipal Bond Insurance Association
Radian   Radian Asset Assurance
RB       Revenue Bond
Ser      Series
TA       Tax Allocation
XLCA     XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
                          SEI Tax Exempt Trust / Quarterly Report / May 31, 2007

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Tax Exempt Trust


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             --------------------
                                             Robert A. Nesher, President & CEO

Date July 25, 2007





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Stephen F. Panner
                                             ---------------------
                                             Stephen F. Panner, Controller & CFO

Date July 25, 2007